                             RETIREMENT STRATEGIES
 AllianceBernstein Retirement Strategies(R)


                                    [GRAPHIC]

                                        AllianceBernstein 2000 Retirement Strategy

                                    [GRAPHIC]

                                        AllianceBernstein 2005 Retirement Strategy

                                    [GRAPHIC]

                                        AllianceBernstein 2010 Retirement Strategy

                                    [GRAPHIC]

                                        AllianceBernstein 2015 Retirement Strategy

                                    [GRAPHIC]

                                        AllianceBernstein 2020 Retirement Strategy

                                    [GRAPHIC]

                                        AllianceBernstein 2025 Retirement Strategy

                                    [GRAPHIC]

                                        AllianceBernstein 2030 Retirement Strategy

                                    [GRAPHIC]

                                        AllianceBernstein 2035 Retirement Strategy

                                    [GRAPHIC]

                                        AllianceBernstein 2040 Retirement Strategy

                                    [GRAPHIC]

                                        AllianceBernstein 2045 Retirement Strategy

 Each of the AllianceBernstein Retirement Strategies seeks the highest total return over time consistent with its asset mix. The asset mix in each AllianceBernstein Retirement Strategy will emphasize capital growth for periods further from retirement (which, for example, is the case for the AllianceBernstein 2045 Retirement Strategy) and capital preservation and income for periods nearer to and after retirement (which, for example, is the case for the AllianceBernstein 2000 Retirement Strategy). All AllianceBernstein Retirement Strategies will eventually have a static asset allocation mix fifteen years after the target retirement year.

 The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

                                                                  [LOGO]

                                       ALLIANCEBERNSTEIN

                                          Investments




                                                                     Prospectus
                                                              December 29, 2006

Investment Products Offered
(right triangle) Are Not FDIC Insured
(right triangle) May Lose Value
(right triangle) Are Not Bank Guaranteed

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                       Page

RISK/RETURN SUMMARY...................................   4
Investment Objectives and Principal Policies and Risks   4
Performance and Bar Chart Information.................   5
Summary of Principal Risks............................   6

FEES AND EXPENSES OF THE STRATEGIES...................   8

INVESTING IN THE STRATEGIES...........................  13
How to Buy Shares.....................................  13
The Different Share Class Expenses....................  14
Sales Charge Reduction Programs.......................  15
CDSC Waivers and Other Programs.......................  16
The "Pros" and "Cons" of Different Share Classes......  17
Payments to Financial Advisers and their Firms........  17
How to Exchange Shares................................  19
How to Sell or Redeem Shares..........................  19
Frequent Purchases and Redemptions of Strategy
 Shares...............................................  20
How the Strategies Value Their Shares.................  21

                                             Page

GLOSSARY....................................  22

DESCRIPTION OF THE STRATEGIES...............  23
Investment Objective and Principal Policies.  23
Description of Underlying Portfolios........  23

MANAGEMENT OF THE STRATEGIES................  29
Investment Adviser..........................  29
Portfolio Managers..........................  29
Legal Proceedings...........................  29
Transfer Agency and Retirement Plan Services  35

DIVIDENDS, DISTRIBUTIONS AND TAXES..........  35

CONVERSION FEATURE..........................  36

GENERAL INFORMATION.........................  36

FINANCIAL HIGHLIGHTS........................  39

APPENDIX A--HYPOTHETICAL INVESTMENT AND
  EXPENSE INFORMATION.......................  46

The investment adviser for the AllianceBernstein Retirement Strategies is AllianceBernstein L.P., (the "Adviser") a global investment manager providing diversified services to institutions and individuals through a broad line of investments including more than 120 mutual funds.

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

The following is a summary of certain key information about the AllianceBernstein Retirement Strategies. This Summary describes the Strategies' objectives, principal investment strategies, and principal risks and fees.

A more detailed description of the Strategies can be found further back in this Prospectus. Please be sure to read this additional information BEFORE you invest.

Other important things for you to note:

..  You may lose money by investing in a Strategy.

.. An investment in a Strategy is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

INVESTMENT OBJECTIVES AND PRINCIPAL POLICIES AND RISKS
The investment objective of each Strategy is to seek the highest total return over time consistent with its asset mix. Total return includes capital growth and income. Each Strategy will seek to achieve its objective by investing in a combination of portfolios of The AllianceBernstein Pooling Portfolios representing a variety of asset classes and investment styles (the "Underlying Portfolios"). Each Strategy is managed to the specific year of planned retirement included in its name (the "retirement year"). The Strategies' asset mixes will become more conservative each year until reaching the year approximately fifteen years after the retirement date (the "target year") at which time the asset allocation mix will become static. This reflects the objective of pursuing the maximum amount of capital growth, consistent with a reasonable amount of risk, during the investor's pre-retirement and early retirement years. After the retirement date of a Strategy, that Strategy's asset mix seeks to minimize the likelihood that an investor in that Strategy experiences a significant loss of capital at a more advanced age. The asset mix will continue to change with an increasing exposure to investments in fixed-income securities and short-term bonds until fifteen years after a Strategy's retirement date. Thereafter, the target asset allocation for that Strategy will generally be fixed. The static allocation of a Strategy's asset mix will be 27.5% short-duration bonds, 37.5% fixed-income securities and 35% equities.

The Adviser will allow the relative weightings of a Strategy's asset classes to vary in response to the markets, but ordinarily only by plus/minus 5%. Beyond those ranges, the Adviser will generally rebalance the portfolio toward the target asset allocation for that Strategy. However, there may be occasions when those ranges will expand to 10% of the Strategy's portfolio due to, among other things, appreciation of one of the asset classes.

The following chart shows each Strategy's target allocation for the various asset classes as of the date of this Prospectus.

        AllianceBernstein Retirement Strategy Asset Allocation by Retirement Year
------------------------------------------------------------------------------------------ -------- --------
                                                                                   5 Years 10 Years 15 Years
Years Before/After Retirement    40   35   30   25   20   15   10   5   Retirement  After   After    After
-----------------------------   ---- ---- ---- ---- ---- ---- ---- ---- ---------- ------- -------- --------
Asset Class
Short-Duration Bonds              --   --   --   --   --   --   --   --      --      9.0     18.0     27.5
Fixed-Income Securities (Bonds)   --   --   --   --  7.0 14.0 21.0 28.0    35.0     36.0     37.0     37.5
Real Estate Investment Trusts   10.0 10.0 10.0 10.0 10.0 10.0 10.0 10.0    10.0     10.0     10.0     10.0
Equity Securities (Stocks)      90.0 90.0 90.0 90.0 83.0 76.0 69.0 62.0    55.0     45.0     35.0     25.0

*These allocations are not specific to any current AllianceBernstein Retirement
 Strategy; but reflect the expected future allocations of any Strategy once it reaches 10 and 15 years after its target retirement date, respectively. The target retirement date assumes that an investor retires at age 65.

The following chart illustrates how the asset mix of the Strategies will vary over time. In general, the asset mix of each Strategy will gradually shift from one comprised largely of Underlying Portfolios that emphasize investments in stocks to one that is comprised of a mixture of Underlying Portfolios that invest in bonds (including short-duration bonds) and stocks.

                                    [CHART]

                     Retirement Strategies Asset Allocation
                     --------------------------------------



PERFORMANCE AND BAR CHART INFORMATION
--------------------------------------------------------------------------------
No performance information is available for the Strategies because no Strategy has completed a full calendar year of operations. In the future, the Strategies will disclose performance in a bar chart and performance table. This disclosure will give some indication of the risks of an investment in the Strategies by comparing each Strategy's performance with a broad measure of market performance and by showing changes in each Strategy's performance from year to year.

SUMMARY OF PRINCIPAL RISKS

The value of your investment in a Strategy will change with changes in the values of that Strategy's investments in the Underlying Portfolios. Many factors can affect those values. In this Summary, we describe the principal risks that may affect a Strategy's investments as a whole. The degree to which the following risks apply to a particular Strategy varies according to the Strategy's asset allocation. In general, a Strategy with a later retirement year is expected to be more volatile, and thus riskier, than a Strategy with an earlier retirement year. A Strategy that has achieved its retirement year and thereafter would be expected to be the least volatile of the Strategies.

Each Strategy's principal risks will change depending on the asset mix of the Underlying Portfolios. This Prospectus includes more information about the Underlying Portfolios, their investments, and related risks under "Description of Underlying Portfolios" below.

MARKET RISK
This is the risk that the value of an Underlying Portfolio's investments will fluctuate as the stock or bond markets fluctuate and prices overall may decline over short- or long-term periods. All Strategies are subject to this risk, particularly those with a higher asset allocation of Underlying Portfolios that invest in common stocks. It includes the risk that a particular style of investing, such as growth or value, may be underperforming the stock market generally.

INTEREST RATE RISK
Changes in interest rates will affect the value of an Underlying Portfolio's investments in fixed-income securities. When interest rates rise, the value of an Underlying Portfolio's investments tends to fall and this decrease in value may not be offset by higher interest income from new investments. Interest rate risk is generally greater for those Strategies with higher asset allocations of Underlying Portfolios that invest in fixed-income securities with longer maturities or durations.

CREDIT RISK
This is the risk that the issuer or the guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, will be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. Investments in fixed-income securities with lower credit ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations. This risk is greater for those Strategies with higher asset allocations of Underlying Portfolios that invest in fixed-income securities.

INFLATION RISK
This is the risk that the value of assets or income from an Underlying Portfolio's investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of each Underlying Portfolio's assets can decline as can the value of that Underlying Portfolio's distributions. All Strategies are subject to this risk.

FOREIGN (NON-U.S.) RISK
An Underlying Portfolio's investments in securities of non-U.S. issuers may experience more rapid and extreme changes in value than investments in securities of U.S. companies. The securities markets of many non-U.S. countries are relatively small, with a limited number of companies typically representing a small number of industries. Non-U.S. issuers usually are not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of non-U.S. countries differ, in some cases significantly, from U.S. standards. Nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments could adversely affect an Underlying Portfolio's investments in a country other than the United States. These risks are heightened for emerging market countries because there may be more economic, political and social instability. In the event of nationalization, expropriation or other confiscation, an Underlying Portfolio could lose its entire investment in that country. To the extent an Underlying Portfolio invests in a particular country or geographic region, the Underlying Portfolio may have more significant risk due to market changes or other factors affecting that country or region, including political instability and unpredictable economic conditions. This risk is greater for those Strategies with higher asset allocations of Underlying Portfolios that invest in non-U.S. issuers.

EMERGING MARKET RISK
Foreign investment risk may be particularly high to the extent a Portfolio invests in emerging market securities of issuers based in countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign (non-U.S.) countries.

CURRENCY RISK
This is the risk that fluctuations in the exchange rates between the U.S. Dollar and foreign (non-U.S.) currencies may negatively affect the value of an Underlying Portfolio's investments or reduce the returns of an Underlying Portfolio. This risk is greater for those Strategies with higher asset allocations of Underlying Portfolios that invest in non-U.S. issuers.

CAPITALIZATION RISK
This is the risk of investments in small- to mid-capitalization companies. Investments in small- and mid-cap companies tend to be more volatile than investments in large-cap companies. Investments in small-cap companies tend to be more volatile than investments in mid- or large-cap companies. An Underlying Portfolio's investments in smaller capitalization companies may have additional risks because these companies often have limited product lines, markets, or financial resources. This risk is greater for those Strategies with higher asset allocations of Underlying Portfolios that invest in small- and mid-cap companies.

REAL ESTATE RISK
This is the risk associated with investments in real estate. Direct investments in real estate can decline due to a variety of factors affecting the real estate market generally, such as overbuilding, increases in interest rates, or declines in rental rates. In addition, indirect investments in real estate, such as real estate investment trusts (called "REITs"), are dependent on the capability of the property managers, may have limited diversification, and could be significantly affected by changes in tax laws. All Strategies are subject to this risk because they invest in the Real Estate Investment Portfolio.

FOCUSED PORTFOLIO RISK
Underlying Portfolios that invest in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Underlying Portfolio's net asset value. All Strategies are subject to this risk because they invest in Underlying Portfolios, such as U.S. Large Cap Growth Portfolio and International Growth Portfolio, that emphasize investments in a smaller number of companies.

DERIVATIVES AND LEVERAGE RISK
An Underlying Portfolio may use derivatives and other leveraging techniques. These investment strategies may be riskier than other investments and may result in greater volatility for the Strategies, particularly in periods of market declines. All Strategies are subject to this risk.

MANAGEMENT RISK
All Strategies are subject to management risk because the Underlying Portfolios are actively managed investment portfolios. The Adviser will apply its investment techniques and risk analyses in making investment decisions for each Underlying Portfolio, but there can be no guarantee that its decisions will produce the intended result.

FEES AND EXPENSES OF THE STRATEGIES
--------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold Strategy shares.

SHAREHOLDER FEES (fees paid directly from your investment)

                                                     Class A    Class B     Class C    Advisor Class
                                                     Shares     Shares      Shares        Shares
                                                     -------- ----------- ------------ -------------
Maximum Sales Charge (Load) Imposed on Purchases
 (as a percentage of offering price)                 4.25%(a)    None         None         None

Maximum Deferred Sales Charge (Load) (as a
 percentage of original purchase price or redemption
 proceeds, whichever is lower)                       None(a)  4.00%(a)(b) 1.00% (a)(c)     None

Exchange Fee                                           None      None         None         None

(a)Class A sales charges may be reduced or eliminated in certain circumstances, typically for large purchases. In some cases, however, a 1%, 1-year contingent deferred sales charge (CDSC) may apply. CDSCs for Class A, B and C shares may also be subject to waiver in certain circumstances. See "Investing in the Strategies--CDSC Waivers and Other Programs" in this Prospectus and "Purchase of Shares" in the Statement of Additional Information ("SAI").
(b)Class B shares automatically convert to Class A shares after eight years. The CDSC decreases over time. For Class B shares the CDSC decreases 1.00% annually to 0% after the fourth year.
(c)For Class C shares, the CDSC is 0% after the first year.

ANNUAL STRATEGY OPERATING EXPENSES (expenses that are deducted from Strategy
  Assets) and EXAMPLES

Each Strategy's operating expense table shows the fees and expenses (including the pro rata share of expenses of the Underlying Portfolios) that you may pay if you buy and hold shares of a Strategy. The Examples are intended to help you compare the cost of investing in the Strategies with the cost of investing in other funds. They assume that you invest $10,000 in a Strategy for the time periods indicated and then redeem all of your shares at the end of those periods. They also assume that your investment has a 5% return each year, that the Strategy's and Underlying Portfolio's operating expenses stay the same, and that all dividends and distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs as reflected in the Examples would be:

                             Operating Expenses
----------------------------------------------------------------------------
                                                                      Advisor
                                              Class A Class B Class C  Class
AllianceBernstein 2000 Retirement Strategy    ------- ------- ------- -------
 Management Fees                                 .55%    .55%    .55%    .55%
 Distribution and/or Service (12b-1) Fees        .30%   1.00%   1.00%   None
 Other Expenses
  Transfer Agent                                5.66%   7.71%   8.25%   8.71%
  Other Expenses                               98.43% 160.49% 162.25% 180.03%
                                              ------  ------  ------  ------
 Total Other Expenses                         104.09% 168.20% 170.50% 188.74%
 Total Strategy Operating Expenses
  (Before Waiver)                             104.94% 169.75% 172.05% 189.29%
                                              ------  ------  ------  ------
 Waiver and/or Expense Reimbursement (a)      103.91% 168.02% 170.32% 188.56%
 Net Expenses                                   1.03%   1.73%   1.73%   0.73%
                                              ======  ======  ======  ======
 Acquired Fund Fees and Expenses (Underlying
  Portfolios) (b)                                .07%    .07%    .07%    .07%
                                              ------  ------  ------  ------
 Total Strategy Operating Expenses              1.10%   1.80%   1.80%   0.80%
                                              ======  ======  ======  ======

                              Examples
---------------------------------------------------------------------
                                                              Advisor
                Class A Class B+ Class B++ Class C+ Class C++  Class
                ------- -------- --------- -------- --------- -------
After 1 year    $   532 $   583   $   183  $   283   $   183  $    82
After 3 years*  $10,481 $10,503   $10,503  $10,503   $10,503  $10,502
After 5 years*  $10,481 $10,503   $10,503  $10,503   $10,503  $10,502
After 10 years* $10,481 $10,503   $10,503  $10,503   $10,503  $10,502

                             Operating Expenses
----------------------------------------------------------------------------
                                                                      Advisor
                                              Class A Class B Class C  Class
AllianceBernstein 2005 Retirement Strategy    ------- ------- ------- -------
 Management Fees                                 .55%    .55%    .55%    .55%
 Distribution and/or Service (12b-1) Fees        .30%   1.00%   1.00%   None
 Other Expenses
  Transfer Agent                                 .67%    .56%    .59%    .78%
  Other Expenses                               12.20%  16.99%  20.39%  44.61%
                                               -----   -----   -----   -----
 Total Other Expenses                          12.87%  17.55%  20.98%  45.39%
 Total Strategy Operating Expenses
  (Before Waiver)                              13.72%  19.10%  22.53%  45.94%
                                               -----   -----   -----   -----
 Waiver and/or Expense Reimbursement (a)       12.69%  17.37%  20.80%  45.21%
 Net Expenses                                   1.03%   1.73%   1.73%   0.73%
                                               =====   =====   =====   =====
 Acquired Fund Fees and Expenses (Underlying
  Portfolios) (b)                                .07%    .07%    .07%    .07%
                                               -----   -----   -----   -----
 Total Strategy Operating Expenses              1.10%   1.80%   1.80%   0.80%
                                               =====   =====   =====   =====

                              Examples
---------------------------------------------------------------------
                                                              Advisor
                Class A Class B+ Class B++ Class C+ Class C++  Class
                ------- -------- --------- -------- --------- -------
After 1 year    $  532   $  583   $  183   $   283   $   183  $   82
After 3 years*  $3,040   $3,799   $3,599   $ 4,063   $ 4,063  $6,141
After 5 years*  $5,127   $6,115   $6,115   $ 6,697   $ 6,697  $8,250
After 10 years* $8,935   $9,547   $9,547   $10,152   $10,152  $9,295

                             Operating Expenses
----------------------------------------------------------------------------
                                                                      Advisor
                                              Class A Class B Class C  Class
AllianceBernstein 2010 Retirement Strategy    ------- ------- ------- -------
 Management Fees                                .60%    .60%    .60%    .60%
 Distribution and/or Service (12b-1) Fees       .30%   1.00%   1.00%   None
 Other Expenses
  Transfer Agent                                .42%    .47%    .38%    .53%
  Other Expenses                               6.86%   7.28%   6.41%   8.04%
                                               ----    ----    ----    ----
 Total Other Expenses                          7.28%   7.75%   6.79%   8.57%
 Total Strategy Operating Expenses
  (Before Waiver)                              8.18%   9.35%   8.39%   9.17%
                                               ----    ----    ----    ----
 Waiver and/or Expense Reimbursement (a)       7.05%   7.52%   6.56%   8.34%
 Net Expenses                                  1.13%   1.83%   1.83%   0.83%
                                               ====    ====    ====    ====
 Acquired Fund Fees and Expenses (Underlying
  Portfolios) (b)                               .07%    .07%    .07%    .07%
                                               ----    ----    ----    ----
 Total Strategy Operating Expenses             1.20%   1.90%   1.90%    .90%
                                               ====    ====    ====    ====

                              Examples
---------------------------------------------------------------------
                                                              Advisor
                Class A Class B+ Class B++ Class C+ Class C++  Class
                ------- -------- --------- -------- --------- -------
After 1 year    $  542   $  593   $  193    $  293   $  193   $   92
After 3 years*  $2,129   $2,250   $2,050    $1,878   $1,878   $1,935
After 5 years*  $3,615   $3,747   $3,747    $3,448   $3,448   $3,625
After 10 years* $6,926   $7,207   $7,207    $6,921   $6,921   $7,262

--------------------------------------------------------------------------------
Please refer to the footnotes on page 12.

                     Operating Expenses
------------------------------------------------------------
                                                     Advisor
AllianceBernstein            Class A Class B Class C  Class
2015 Retirement Strategy     ------- ------- ------- -------
 Management Fees               .60%     .60%    .60%    .60%
 Distribution and/or Service
  (12b-1) Fees                 .30%    1.00%   1.00%   None
 Other Expenses
   Transfer Agent              .51%     .58%    .61%    .63%
   Other Expenses             7.52%    7.83%   8.69%  23.70%
                              ----    -----   -----   -----
 Total Other Expenses         8.03%    8.41%   9.30%  24.33%
 Total Strategy Operating
  Expenses (Before Waiver)    8.93%   10.01%  10.90%  24.93%
                              ----    -----   -----   -----
 Waiver and/or Expense
  Reimbursement (a)           7.80%    8.18%   9.07%  24.10%
 Net Expenses                 1.13%    1.83%   1.83%   0.83%
                              ====    =====   =====   =====
 Acquired Fund Fees and
  Expenses (Underlying
  Portfolios) (b)              .07%     .07%    .07%    .07%
                              ----    -----   -----   -----
 Total Strategy Operating
  Expenses                    1.20%    1.90%   1.90%    .90%
                              ====    =====   =====   =====

                              Examples
---------------------------------------------------------------------
                                                              Advisor
                Class A Class B+ Class B++ Class C+ Class C++  Class
                ------- -------- --------- -------- --------- -------
After 1 year    $  542   $  593   $  193    $  293   $  193   $    92
After 3 years*  $2,260   $2,367   $2,167    $2,322   $2,322   $ 4,308
After 5 years*  $3,844   $3,946   $3,946    $4,204   $4,204   $ 7,006
After 10 years* $7,280   $7,513   $7,513    $8,011   $8,011   $10,231


                     Operating Expenses
------------------------------------------------------------
                                                     Advisor
AllianceBernstein            Class A Class B Class C  Class
2020 Retirement Strategy     ------- ------- ------- -------
 Management Fees               .65%    .65%    .65%     .65%
 Distribution and/or Service
  (12b-1) Fees                 .30%   1.00%   1.00%    None
 Other Expenses
   Transfer Agent              .49%    .63%    .60%     .80%
   Other Expenses             7.08%   7.31%   7.58%   27.87%
                              ----    ----    ----    -----
 Total Other Expenses         7.57%   7.94%   8.18%   28.67%
 Total Strategy Operating
  Expenses (Before Waiver)    8.52%   9.59%   9.83%   29.32%
                              ----    ----    ----    -----
 Waiver and/or Expense
  Reimbursement (a)           7.34%   7.71%   7.95%   28.44%
 Net Expenses                 1.18%   1.88%   1.88%    0.88%
                              ====    ====    ====    =====
 Acquired Fund Fees and
  Expenses (Underlying
  Portfolios) (b)              .07%    .07%    .07%     .07%
                              ----    ----    ----    -----
 Total Strategy Operating
  Expenses                    1.25%   1.95%   1.95%     .95%
                              ====    ====    ====    =====

                              Examples
---------------------------------------------------------------------
                                                              Advisor
                Class A Class B+ Class B++ Class C+ Class C++  Class
                ------- -------- --------- -------- --------- -------
After 1 year    $  547   $  598   $  198    $  298   $  198   $    97
After 3 years*  $2,193   $2,297   $2,097    $2,140   $2,140   $ 4,812
After 5 years*  $3,723   $3,824   $3,824    $3,896   $3,896   $ 7,508
After 10 years* $7,092   $7,332   $7,332    $7,586   $7,586   $10,217

                     Operating Expenses
------------------------------------------------------------
                                                     Advisor
AllianceBernstein            Class A Class B Class C  Class
2025 Retirement Strategy     ------- ------- ------- -------
 Management Fees               .65%     .65%   .65%    .65%
 Distribution and/or Service
  (12b-1) Fees                 .30%    1.00%  1.00%   None
 Other Expenses
   Transfer Agent              .65%     .67%   .70%    .76%
   Other Expenses             7.13%    7.78%  7.12%   8.01%
                              ----    -----   ----    ----
 Total Other Expenses         7.78%    8.45%  7.82%   8.77%
 Total Strategy Operating
  Expenses (Before Waiver)    8.73%   10.10%  9.47%   9.42%
                              ----    -----   ----    ----
 Waiver and/or Expense
  Reimbursement (a)           7.55%    8.22%  7.59%   8.54%
 Net Expenses                 1.18%    1.88%  1.88%   0.88%
                              ====    =====   ====    ====
 Acquired Fund Fees and
  Expenses (Underlying
  Portfolios) (b)              .07%     .07%   .07%    .07%
                              ----    -----   ----    ----
 Total Strategy Operating
  Expenses                    1.25%    1.95%  1.95%    .95%
                              ====    =====   ====    ====

                              Examples
---------------------------------------------------------------------
                                                              Advisor
                Class A Class B+ Class B++ Class C+ Class C++  Class
                ------- -------- --------- -------- --------- -------
After 1 year    $  547   $  598   $  198    $  298   $  198   $   97
After 3 years*  $2,230   $2,387   $2,187    $2,076   $2,076   $1,984
After 5 years*  $3,787   $3,976   $3,976    $3,787   $3,787   $3,706
After 10 years* $7,190   $7,514   $7,514    $7,430   $7,430   $7,377

--------------------------------------------------------------------------------
Please refer to the footnotes on page 12.

                             Operating Expenses
----------------------------------------------------------------------------
                                                                      Advisor
                                              Class A Class B Class C  Class
AllianceBernstein 2030 Retirement Strategy    ------- ------- ------- -------
 Management Fees                                 .65%    .65%    .65%    .65%
 Distribution and/or Service (12b-1) Fees        .30%   1.00%   1.00%   None
 Other Expenses
  Transfer Agent                                 .96%   1.09%   1.08%   1.26%
  Other Expenses                               11.20%  13.34%  12.43%  20.59%
                                               -----   -----   -----   -----
 Total Other Expenses                          12.16%  14.43%  13.51%  21.85%
 Total Strategy Operating Expenses (Before
  Waiver)                                      13.11%  16.08%  15.16%  22.50%
                                               -----   -----   -----   -----
 Waiver and/or Expense Reimbursement (a)       11.93%  14.20%  13.28%  21.62%
 Net Expenses                                   1.18%   1.88%   1.88%   0.88%
                                               =====   =====   =====   =====
 Acquired Fund Fees and Expenses (Underlying
  Portfolios) (b)                                .07%    .07%    .07%    .07%
                                               -----   -----   -----   -----
 Total Strategy Operating Expenses              1.25%   1.95%   1.95%    .95%
                                               =====   =====   =====   =====

                              Examples
---------------------------------------------------------------------
                                                              Advisor
                Class A Class B+ Class B++ Class C+ Class C++  Class
                ------- -------- --------- -------- --------- -------
After 1 year    $  547   $  598   $  198    $  298   $  198   $    97
After 3 years*  $2,956   $3,366   $3,166    $3,024   $3,024   $ 4,005
After 5 years*  $4,987   $5,509   $5,509    $5,301   $5,301   $ 6,660
After 10 years* $8,777   $9,190   $9,190    $9,244   $9,244   $10,147

                             Operating Expenses
----------------------------------------------------------------------------
                                                                      Advisor
                                              Class A Class B Class C  Class
AllianceBernstein 2035 Retirement Strategy    ------- ------- ------- -------
 Management Fees                                 .65%    .65%    .65%    .65%
 Distribution and/or Service (12b-1) Fees        .30%   1.00%   1.00%   None
 Other Expenses
  Transfer Agent                                1.15%   1.12%   1.24%   1.36%
  Other Expenses                               15.68%  17.46%  16.73%  17.83%
                                               -----   -----   -----   -----
 Total Other Expenses                          16.83%  18.58%  17.97%  19.19%
 Total Strategy Operating Expenses (Before
  Waiver)                                      17.78%  20.23%  19.62%  19.84%
                                               -----   -----   -----   -----
 Waiver and/or Expense Reimbursement (a)       16.60%  18.35%  17.74%  18.96%
 Net Expenses                                   1.18%   1.88%   1.88%   0.88%
                                               =====   =====   =====   =====
 Acquired Fund Fees and Expenses (Underlying
  Portfolios) (b)                                .07%    .07%    .07%    .07%
                                               -----   -----   -----   -----
 Total Strategy Operating Expenses              1.25%   1.95%   1.95%    .95%
                                               =====   =====   =====   =====

                              Examples
---------------------------------------------------------------------
                                                              Advisor
                Class A Class B+ Class B++ Class C+ Class C++  Class
                ------- -------- --------- -------- --------- -------
After 1 year    $  547   $  598   $  198    $  298   $  198   $   97
After 3 years*  $3,652   $3,966   $3,766    $3,682   $3,682   $3,645
After 5 years*  $6,011   $6,326   $6,326    $6,217   $6,217   $6,215
After 10 years* $9,715   $9,857   $9,857    $9,933   $9,933   $9,949

                             Operating Expenses
----------------------------------------------------------------------------
                                                                      Advisor
                                              Class A Class B Class C  Class
AllianceBernstein 2040 Retirement Strategy    ------- ------- ------- -------
 Management Fees                                 .65%    .65%    .65%    .65%
 Distribution and/or Service (12b-1) Fees        .30%   1.00%   1.00%   None
 Other Expenses
  Transfer Agent                                2.13%   2.27%   2.25%   2.99%
  Other Expenses                               29.60%  31.18%  38.91%  51.54%
                                               -----   -----   -----   -----
 Total Other Expenses                          31.73%  33.45%  41.16%  54.53%
 Total Strategy Operating Expenses (Before
  Waiver)                                      32.68%  35.10%  42.81%  55.18%
                                               -----   -----   -----   -----
 Waiver and/or Expense Reimbursement (a)       31.50%  33.22%  40.93%  54.30%
 Net Expenses                                   1.18%   1.88%   1.88%   0.88%
                                               =====   =====   =====   =====
 Acquired Fund Fees and Expenses (Underlying
  Portfolios) (b)                                .07%    .07%    .07%    .07%
                                               -----   -----   -----   -----
 Total Strategy Operating Expenses              1.25%   1.95%   1.95%    .95%
                                               =====   =====   =====   =====

                              Examples
---------------------------------------------------------------------
                                                              Advisor
                Class A Class B+ Class B++ Class C+ Class C++  Class
                ------- -------- --------- -------- --------- -------
After 1 year    $   547  $  598   $  198    $  298   $  198   $   97
After 3 years*  $ 5,373  $5,625   $5,425    $6,005   $6,005   $6,543
After 5 years*  $ 7,893  $7,973   $7,973    $8,246   $8,246   $8,138
After 10 years* $10,103  $9,967   $9,967    $9,524   $9,524   $8,647

--------------------------------------------------------------------------------
Please refer to the footnotes on page 12.

                             Operating Expenses
----------------------------------------------------------------------------
                                                                      Advisor
                                              Class A Class B Class C  Class
AllianceBernstein 2045 Retirement Strategy    ------- ------- ------- -------
 Management Fees                                 .65%    .65%    .65%    .65%
 Distribution and/or Service (12b-1) Fees        .30%   1.00%   1.00%   None
 Other Expenses
  Transfer Agent                                2.99%   3.93%   3.88%   4.01%
  Other Expenses                               40.86%  48.96%  61.36%  47.52%
                                               -----   -----   -----   -----
 Total Other Expenses                          43.85%  52.89%  65.24%  51.53%
 Total Strategy Operating Expenses (Before
  Waiver)                                      44.80%  54.54%  66.89%  52.18%
                                               -----   -----   -----   -----
 Waiver and/or Expense Reimbursement (a)       43.62%  52.66%  65.01%  51.30%
 Net Expenses                                   1.18%   1.88%   1.88%   0.88%
                                               =====   =====   =====   =====
 Acquired Fund Fees and Expenses (Underlying
  Portfolios) (b)                                .07%    .07%    .07%    .07%
                                               -----   -----   -----   -----
 Total Strategy Operating Expenses              1.25%   1.95%   1.95%    .95%
                                               =====   =====   =====   =====

                              Examples
---------------------------------------------------------------------
                                                              Advisor
                Class A Class B+ Class B++ Class C+ Class C++  Class
                ------- -------- --------- -------- --------- -------
After 1 year    $  547   $  598   $  198    $  298   $  198   $   97
After 3 years*  $6,262   $6,762   $6,562    $6,772   $6,772   $6,439
After 5 years*  $8,328   $8,178   $8,178    $7,723   $7,723   $8,204
After 10 years* $9,406   $8,701   $8,701    $7,883   $7,883   $8,857

(a)"Acquired Fund Fees and Expenses" are based upon the allocation of the Strategy's assets among the Underlying Portfolios as of August 31, 2006. "Acquired Fund Fees and Expenses" will vary with the changes in the expenses of the Underlying Portfolios, as well as allocation of the Strategy's assets, and may be higher or lower than those shown above.
(b)Reflects the Adviser's contractual waiver of a portion of its advisory fees and/or reimbursement of a portion of the Strategy's operating expenses. This waiver extends through the Strategy's current fiscal year and may be extended by the Adviser for additional one-year terms.
* These examples assume that the Adviser's agreement to waive advisory fees and/or reimburse Strategy expenses is not extended beyond the end of the Strategy's current fiscal year.
+ Assumes redemption at end of period and, with respect to shares held for ten years, conversion of Class B shares to Class A shares after eight years.
++ Assumes no redemption at end of period and, with respect to shares held for ten years, conversion of Class B shares to Class A shares after eight years.

INVESTING IN THE STRATEGIES
--------------------------------------------------------------------------------

This section discusses how to buy, sell or redeem, or exchange different classes of shares in a Strategy that are offered in this Prospectus. Each Strategy offers four classes of shares through this Prospectus. Retirement shares of the Strategies are available through a separate Prospectus.

Each share class represents an investment in the same portfolio of securities, but the classes may have different sales charges and bear different on-going distribution expenses. For additional information on the differences between the different classes of shares and factors to consider when choosing among them, please see "The Different Share Class Expenses" and "The Pros and Cons of Different Share Classes" below. Keep in mind that only Class A shares offer Quantity Discounts on sales charges, as described more fully under "Sales Charge Reduction Programs" below. Also, you can learn more about payments to brokers, financial planners, banks, insurance companies, registered investment advisors, or other "financial intermediaries" who distribute shares of the Strategies and your financial advisor under "Payments to Financial Advisers and their Firms."

HOW TO BUY SHARES

Class A, Class B and Class C Shares
You may purchase a Strategy's Class A, Class B or Class C shares through financial intermediaries, such as broker-dealers or banks. You also may purchase shares directly from the Strategies' principal underwriter, AllianceBernstein Investments, Inc., or ABI.

Purchases Minimums and Maximums

Minimums:*

-- Initial:    $2,500
-- Subsequent: $   50

--------------------------------------------------------------------------------
*These purchase minimums may not apply to some accounts established in connection with the Automatic Investment Program and to some retirement-related investment programs. Please see "Automatic Investment Program" and "Employee Benefit Plans" below. Additionally, these investment minimums do not apply to persons participating in a fee-based program sponsored and maintained by a registered broker-dealer or other financial intermediary and approved by ABI.

Maximum Individual Purchase Amount:

-- Class A shares:       None
-- Class B shares: $  100,000
-- Class C shares: $1,000,000

Your broker or financial advisor must receive your purchase request by 4:00 p.m., Eastern time, and submit it to the Strategy by a prearranged time for you to receive the next-determined net asset value or NAV, less any applicable initial sales charge.

If you are an existing Strategy shareholder and you have completed the appropriate section of the Subscription Application, you may purchase additional shares by telephone with payment by electronic funds transfer in amounts not exceeding $500,000. AllianceBernstein Investors Services, Inc. or ABIS must receive and confirm telephone requests before 4:00 p.m., Eastern time, to receive that day's public offering price. Call 800-221-5672 to arrange a transfer from your bank account.

Advisor Class Shares
You may purchase Advisor Class shares through your financial advisor at NAV. Advisor Class shares may be purchased and held solely:

.. through accounts established under a fee-based program, sponsored and maintained by a registered broker-dealer or other financial intermediary and approved by ABI;

.. through a defined contribution employee benefit plan (e.g., a 401(k) plan) that has at least $10,000,000 in assets and that purchases shares directly without the involvement of a financial intermediary; and

.. by investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Strategies.

The Strategies' SAI has more detailed information about who may purchase and hold Advisor Class shares.

Employee Benefit Plans
Special eligibility rules apply to certain employee benefit plans. Except as indicated, there are no investment minimums for the plans listed below. Class A shares are available to:

..  Traditional and ROTH IRAs (the minimums listed in the table above apply);

..  SEPs, SAR-SEPs, SIMPLE IRAs, and individual 403(b) plans;

.. AllianceBernstein-sponsored Coverdell Education Savings Accounts ($2,000 initial investment minimum, $150 automatic investment program monthly minimum);

..  AllianceBernstein Link, AllianceBernstein Individual 401(K), and
   AllianceBernstein SIMPLE IRA plans; and

.. certain defined contribution retirement plans that do not have plan level or omnibus accounts on the books of a Strategy.

Class B shares are generally not available to group retirement plans; however, group retirement plans that selected Class B shares as an investment alternative under their plan before September 2, 2003 may continue to purchase Class B shares.

Class C shares are available to AllianceBernstein Link, AllianceBernstein Individual 401(k) and AllianceBernstein SIMPLE IRA plans with less than $250,000 in plan assets and 100 employees and to group retirement plans with plan assets of less than $1,000,000.

Required Information
Each Strategy is required by law to obtain, verify and record certain personal information from you or persons on your behalf in order to establish an account. Required information includes name, date of birth, permanent residential address and taxpayer identification number (for most investors, your social security number). A Strategy may also ask to see other identifying documents. If you do not provide the information, the Strategy will not be able to open your account. If a Strategy is unable to verify your identity, or that of another person(s) authorized to act on your behalf, or if the Strategy believes it has identified potential criminal activity, that Strategy reserves the right to take action as it deems appropriate or as required by law, which may include closing your account. If you are not a U.S. citizen or Resident Alien, your account must be affiliated with a NASD member firm.

Each Strategy is required to withhold 28% of taxable dividends, capital gains distributions, and redemptions paid to any shareholder who has not provided the Strategy with his or her certified taxpayer identification number. To avoid this, you must provide your correct tax identification number (social security number for most investors) on your Subscription Application.

General
AllianceBernstein Investments, Inc., or ABI may refuse any order to purchase shares. Each Strategy reserves the right to suspend the sale of its shares to the public in response to conditions in the securities markets or for other reasons.

THE DIFFERENT SHARE CLASS EXPENSES
This section describes the different expenses of investing in each class and explains factors to consider when choosing a class of shares. The expenses can include distribution and/or service fees (Rule 12b-1 fees), initial sales charges and/or CDSCs. Please see below for a discussion of how CDSCs are calculated. If you are not eligible to buy Advisor Class shares, you will need to choose among Class A, Class B and Class C shares. Only Class A shares offer Quantity Discounts, as described below under "Sales Charge Reduction Programs."

                           WHAT IS A RULE 12b-1 FEE?

  A Rule 12b-1 fee is a fee deducted from a Strategy's assets that is used to pay for personal service, maintenance of shareholder accounts and distribution costs, such as advertising and compensation of financial intermediaries. The amount of each share class's Rule 12b-1 fee, if any, is disclosed below and in the fee table near the front of this Prospectus.

Asset-Based Sales Charges or Distribution and/or Service (Rule 12b-1) Fees. Each Strategy has adopted plans under SEC Rule 12b-1 that allows the Strategy to pay asset-based sales charges or distribution and/or service fees for the distribution and sale of its shares. The amount of these fees for each class of a Strategy's shares is:

              Distribution and/or Service
                (Rule 12b-1) Fee (As a
                Percentage of Aggregate
               Average Daily Net Assets)
              ---------------------------
Class A                   .30%
Class B                  1.00%
Class C                  1.00%
Advisor Class             None

Because these fees are paid out of the Strategy's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales fees. Class B and Class C shares are subject to higher Rule 12b-1 fees than Class A shares. Class B shares are subject to these higher fees for a period of eight years, after which they convert to Class A shares. The higher fees mean a higher expense ratio, so Class B and Class C shares pay correspondingly lower dividends and may have a lower NAV (and returns) than Class A shares. All or some of these fees may be paid to financial intermediaries, including your financial advisor's firm.

Class A Shares - Initial Sales Charge Alternative
You can purchase Class A shares at their public offering price (or cost), which is NAV plus an initial sales charge of up to 4.25% of the offering price. Purchases of Class A shares in the amount of $1,000,000 or more are not subject to a sales charge but, if redeemed within one year, may be subject to a CDSC of up to 1%. When a non-AllianceBernstein sponsored group retirement plan terminates a Strategy as an investment option within one year, investments in the Strategies' Class A shares through the plan are subject to a 1% CDSC upon redemption.

Class B Shares - Deferred Sales Charge Alternative
You can purchase Class B shares at NAV without an initial sales charge. This means that the full amount of your purchase is invested in a Strategy. Your investment, however, is subject to a CDSC if you redeem shares within four years of purchase. The CDSC varies depending on the number of years you hold the shares. The CDSC amounts for Class B shares are:

Years Since Purchase CDSC
-------------------- -----
First                4.00%
Second               3.00%
Third                2.00%
Fourth               1.00%
Fifth and thereafter  None

If you exchange your shares for the Class B shares of another AllianceBernstein Mutual Fund, the CDSC also will apply to the Class B shares received. If you redeem your shares and directly invest the proceeds in units of CollegeBoundfund, the CDSC will apply to the units of CollegeBoundfund. The CDSC period begins with the date of your original purchase, not the date of exchange for the other Class B shares or purchase of CollegeBoundfund units.

Class B shares purchased for cash automatically convert to Class A shares eight years after the end of the month of your purchase. If you purchase shares by exchange for the Class B shares of another AllianceBernstein Mutual Fund, the conversion period runs from the date of your original purchase.

Class C Shares - Asset-Based Sales Charge Alternative
You can purchase Class C shares at NAV without an initial sales charge. This means that the full amount of your purchase is invested in the Strategy. Your investment, however, is subject to a 1% CDSC if you redeem your shares within 1 year. If you exchange your shares for the Class C shares of another AllianceBernstein Mutual Fund, the 1% CDSC also will apply to the Class C shares received. The 1-year period for the CDSC begins with the date of your original purchase, not the date of the exchange for the other Class C shares.

Class C shares do not convert to any other class of Strategy shares.

                          HOW IS THE CDSC CALCULATED?

  The CDSC is applied to the lesser of NAV at the time of redemption or the original cost of shares being redeemed (or, as to Strategy shares acquired through an exchange, the cost of the AllianceBernstein Mutual Fund shares originally purchased for cash). This means that no sales charge is assessed on increases in NAV above the initial purchase price. Shares obtained from dividend or distribution reinvestment are not subject to the CDSC. In determining the CDSC, it will be assumed that the redemption is, first, of any shares not subject to a CDSC and, second, of shares held the longest.

Advisor Class Shares - Fee Based Program Alternative
You may purchase Advisor Class shares through your financial advisor. Advisor Class shares are not subject to any initial or contingent sales charges. However, when you purchase Advisor Class shares through your financial advisor, your financial advisor may charge a fee. Advisor Class shares are not available to everyone. See "How to Buy Shares" above.

SALES CHARGE REDUCTION PROGRAMS

This section includes important information about sales charge reduction programs available to investors in Class A shares and describes information or records you may need to provide to a Strategy or your financial intermediary in order to be eligible for sales charge reduction programs.

Information about sales charge reduction programs also is available free of charge and in a clear and prominent format on our website at www.AllianceBernstein.com (click on "US Investors & Financial Advisors" then "Investment Insights - Investor Education" then "Sales Charge Reduction Programs"). More information on Breakpoints and other sales charge waivers is available in the Strategies' SAI.

Required Shareholder Information and Records
In order for shareholders to take advantage of sales charge reductions, a shareholder or his or her financial intermediary must notify the Strategy that the shareholder qualifies for a reduction. Without notification, the Strategy is unable to ensure that the reduction is applied to the shareholder's account. A shareholder may have to provide certain information or records to his or her financial intermediary or the Strategy to verify eligibility for breakpoint privileges or other sales charge waivers. This may include information or records, including account statements, regarding shares of a Strategy or other AllianceBernstein Mutual Funds held in:

.. all of the shareholder's accounts at the Strategies or a financial intermediary;

..  any account of the shareholder at another financial intermediary; and

.. accounts of related parties of the shareholder, such as members of the same family, at any financial intermediary.

                         You Can Reduce Sales Charges
                          When Buying Class A Shares

Breakpoints or Quantity Discounts Offered by the Strategies
Each of the Strategies offer investors the benefit of discounts on the sales charges that apply to purchases of Class A shares in certain circumstances. These discounts, which are also known as Breakpoints, can reduce or, in some cases, eliminate the initial sales charges that would otherwise apply to your Class A investment. Mutual funds are not required to offer breakpoints and different mutual fund groups may offer different types of breakpoints.

Breakpoints or Quantity Discounts allow larger investments in Class A shares to be charged lower sales charges. A shareholder investing more than $100,000 in Class A shares of a Strategy is eligible for a reduced sales charge. Initial sales charges are eliminated completely for purchases of $1,000,000 or more, although a 1%, 1-year CDSC may apply.

The sales charge schedule of Class A share Quantity Discounts is as follows:

                                           Initial Sales Charge
                                           ------------------
                                            As % of    As % of
                                           Net Amount  Offering
                 Amount Purchased           Invested    Price
                 ----------------------------------------------
                 Up to $100,000               4.44%      4.25%
                 $100,000 up to $250,000      3.36       3.25
                 $250,000 up to $500,000      2.30       2.25
                 $500,000 up to $1,000,000    1.78       1.75
                 $1,000,000 and above         0.00       0.00

Rights of Accumulation
To determine if a new investment in Class A shares is eligible for a Quantity Discount, a shareholder can combine the value of the new investment of a Strategy with the value of existing investments in that Strategy, any other AllianceBernstein Mutual Fund, AllianceBernstein Institutional Funds and certain CollegeBoundfund accounts for which the shareholder, his or her spouse or domestic partner, or child under the age of 21 is a participant. The AllianceBernstein Mutual Funds use the current NAV of your existing investments when combining them with your new investment.

Combined Purchase Privileges
A shareholder may qualify for a Quantity Discount by combining purchases of shares of a Strategy into a single "purchase." A "purchase" means a single purchase or concurrent purchases of shares of a Strategy or any other AllianceBernstein Mutual Fund, including AllianceBernstein Institutional Funds, by:

.. an individual, his or her spouse or domestic partner, or the individual's children under the age of 21 purchasing shares for his, her or their own account(s), including certain CollegeBoundfund accounts;

.. a trustee or other fiduciary purchasing shares for a single trust, estate or single fiduciary account with one or more beneficiaries involved;

..  the employee benefit plans of a single employer; or

.. any company that has been in existence for at least six months or has a purpose other than the purchase of shares of the Strategy.

Letter of Intent
An investor may not immediately invest a sufficient amount to reach a Quantity Discount, but may plan to make one or more additional investments over a period of time that, in the end, would qualify for a Quantity Discount. For these situations, each Strategy offers a Letter of Intent, which permits the investor to express the intention, in writing, to invest at least $100,000 in Class A shares of a Strategy or any AllianceBernstein Mutual Fund within 13 months. The Strategy will then apply the Quantity Discount to each of the investor's purchases of Class A shares that would apply to the total amount stated in the Letter of Intent. If an investor fails to invest the total amount stated in the Letter of Intent, the Strategy will retroactively collect the sales charges otherwise applicable by redeeming shares in the investor's account at their then current NAV. Investors qualifying for a Combined Purchase Privilege may purchase shares under a single Letter of Intent.

Other Programs
Class A shareholders may be able to purchase additional Class A shares with a reduced or eliminated sales charge through the following AllianceBernstein programs: Dividend Reinvestment Program, Dividend Direction Plan and Reinstatement Privilege. These additional programs are described under "CDSC Waivers and Other Programs" below.

Class A Shares - Sales at NAV
Each Strategy may sell its Class A shares at NAV without an initial sales charge to some categories of investors, including:

..  AllianceBernstein Link, AllianceBernstein Individual 401(k), and
   AllianceBernstein SIMPLE IRA plans with at least $250,000 in plan assets or 100 employees;

.. investment management clients of the Adviser or its affiliates, including clients and prospective clients of the Adviser's AllianceBernstein Institutional Investment Management division;

.. plan participants who roll over amounts distributed from employer maintained retirement plans to Alliance Bernstein-sponsored IRAs where the plan is a client of or serviced by AllianceBernstein's Institutional Investment Management or Bernstein Global Wealth Management divisions, including subsequent contributions to those IRAs;

.. present or retired full-time employees and former employees (for subsequent investment in accounts established during the course of their employment) of the Adviser, ABI, ABIS and their affiliates, or the spouses, siblings, direct ancestors or direct descendants, or any trust, individual retirement account or retirement plan account for the benefit of such person;

.. officers, directors and present full-time employees of selected dealers or agents, their spouses, or any trust, individual retirement account or retirement plan account for the benefit of such person; or

.. persons participating in a fee-based program, sponsored and maintained by a registered broker-dealer or other financial intermediary and approved by ABI, under which such persons pay an asset-based fee for service in the nature of investment advisory or administrative services.

CDSC WAIVERS AND OTHER PROGRAMS

                        Here Are Some Ways To Avoid Or
                        Minimize Charges On Redemption

CDSC Waivers
The Strategies will waive the CDSCs on redemptions of shares in the following circumstances, among others:

..  permitted exchanges of shares;

..  following the death or disability of a shareholder;

.. if the redemption represents a minimum required distribution from an IRA or other retirement plan to a shareholder that has attained the age of 70 1/2;

.. If the proceeds of the redemption are invested directly in a CollegeBoundfund account; or


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


.. If the redemption is necessary to meet a plan participant's or beneficiary's request for a distribution or loan from a group retirement plan or to accommodate a plan participant's or beneficiary's direction to reallocate his or her plan account among other investment alternatives available under a group retirement plan.

Dividend Reinvestment Program
Shareholders may elect to have all income and capital gains distributions from their account paid to them in the form of additional shares of the same class of a Strategy under the Strategy's Dividend Reinvestment Program. There is no initial sales charge or CDSC imposed on shares issued pursuant to the Dividend Reinvestment Program.

Dividend Direction Plan
A shareholder who already maintains accounts in more than one AllianceBernstein Mutual Fund may direct the automatic investment of income dividends and/or capital gains by one Strategy, in any amount, without the payment of any sales charges, in shares of the same class of one or more other AllianceBernstein Mutual Fund(s).

Automatic Investment Program
The Automatic Investment Program allows investors to purchase shares of a Strategy through pre-authorized transfers of funds from the investor's bank account. Under the Automatic Investment Program, an investor may (i) make an initial purchase of at least $2,500 and invest at least $50 monthly or
(ii) make an initial purchase of less than $2,500 and commit to a monthly investment of $200 or more until the investor's account balance is $2,500 or more. Please see the Strategies' SAI for more details.

Reinstatement Privilege
A shareholder who has redeemed all or any portion of his or her Class A or Class B shares may reinvest all or any portion of the proceeds from the redemption in Class A shares of any AllianceBernstein Mutual Fund at NAV without any sales charge, if the reinvestment is made within 120 calendar days after the redemption date, and, for Class B shares, a CDSC has been paid and ABI has approved, at its discretion, the reinstatement of the shares.

Systematic Withdrawal Plan
The Strategies offer a systematic withdrawal plan that permits the redemption of Class A, Class B or Class C shares without payment of a CDSC. Under this plan, redemptions equal to 1% a month, 2% every two months or 3% a quarter of the value of the Strategy account would be free of a CDSC. Shares would be redeemed so that Class B shares not subject to a CDSC (such as shares acquired with reinvested dividends or distributions) would be redeemed first and Class B shares that are held the longest would be redeemed next. For Class A and Class C shares, shares held the longest would be redeemed first.

THE "PROS" AND "CONS" OF DIFFERENT SHARE CLASSES
The decision as to which class of shares is most beneficial to you depends on the amount and intended length of your investment. If you are making a large investment that qualifies for a reduced sales charge, you might consider purchasing Class A shares. Class A shares, with their lower Rule 12b-1 fees, are designed for investors with a long-term investing time frame.

Although investors in Class B shares do not pay an initial sales charge, Class B shares can be more costly than Class A shares over the long run due to their substantially higher Rule 12b-1 fees. Class B shares redeemed within four years of purchase are also subject to a CDSC. Class B shares are designed for investors with an intermediate-term investing time frame.

Class C shares should not be considered as a long-term investment because they do not convert to Class A shares and are subject to a higher distribution fee indefinitely. Class C shares do not, however, have an initial sales charge or a CDSC so long as the shares are held for one year or more. Thus, Class C shares are designed for investors with a short-term investing time frame.

Your financial intermediary may receive differing compensation for selling Class A, Class B, or Class C shares. See "Payments to Financial Advisors and Their Firms" below.

Other
A transaction, service, administrative or other similar fee may be charged by your broker-dealer, agent, or other financial intermediary, with respect to the purchase, sale, or exchange of Class A, Class B, Class C or Advisor Class shares made through your financial advisor. The financial intermediaries or your fee-based program also may impose requirements on the purchase, sale, or exchange of shares that are different from, or in addition to, those imposed by the Strategies, including requirements as to the minimum initial and subsequent investment amounts.

You should consult your financial advisor for assistance in choosing a class of Strategy shares.

PAYMENTS TO FINANCIAL ADVISERS AND THEIR FIRMS
Financial intermediaries market and sell shares of the Strategies. These financial intermediaries employ financial advisors and receive compensation for selling shares of the Strategies. This compensation is paid from various sources, including any sales charge, CDSC and/or Rule 12b-1 fee that you or the Strategies may pay. Your individual financial advisor may receive some or all of the amounts paid to the financial intermediary that employs him or her.

                       What is a Financial Intermediary?

  A financial intermediary is a firm that receives compensation for selling shares of the Strategies offered in this Prospectus and/or provides services to the Strategies' shareholders. Financial intermediaries may include, among others, your broker, your financial planner or advisor, banks and insurance companies. Financial intermediaries may employ financial advisors who deal with you and other investors on an individual basis.

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




In the case of Class A shares, all or a portion of the initial sales charge that you pay may be paid by ABI to financial intermediaries selling Class A shares. ABI may also pay these financial intermediaries a fee of up to 1% on purchases of $1,000,000 or more or for AllianceBernstein Link, AllianceBernstein SIMPLE IRA plans with more than $250,000 in assets or for purchases made by certain other retirement plans. Additionally, up to 100% of the Rule 12b-1 fees applicable to Class A shares each year may be paid to financial intermediaries, including your financial intermediary, that sell Class A shares.

In the case of Class B shares, ABI may pay, at the time of your purchase, a commission to financial intermediaries selling Class B shares in an amount equal to 4% of your investment. Additionally, up to 30% of the Rule 12b-1 fees applicable to Class B shares each year may be paid to financial intermediaries, including your financial intermediary, that sell Class B shares.

In the case of Class C shares, ABI may pay, at the time of your purchase, a commission to firms selling Class C shares in an amount equal to 1% of your investment. Additionally, up to 100% of the Rule 12b-1 fee applicable to Class C shares each year may be paid to financial intermediaries, including your financial intermediary, that sell Class C shares.

In the case of Advisor Class shares, your financial advisor may charge ongoing fees or transactional fees.



  Your financial advisor's firm receives compensation from the Strategies, ABI and/or the Adviser in several ways from various sources, which include some or all of the following:


  -upfront sales commissions
  -12b-1 fees
  -additional distribution support
  -defrayal of costs for educational seminars and training
  -payments related to providing shareholder recordkeeping and/or transfer agency services


  Please read this Prospectus carefully for information on this compensation.


Other Payments for Distribution Services and Educational Support

In addition to the commissions paid to financial intermediaries at the time of sale and the fees described above under "Asset-Based Sales Charges or Distribution and/or Service (Rule 12b-1) Fees," some or all of which may be paid to financial intermediaries (and, in turn, to your financial advisor), ABI, at its expense, currently provides additional payments to firms that sell shares of the AllianceBernstein Mutual Funds. Although the individual components may be higher and the total amount of payments made to each qualifying firm in any given year may vary, the total amount paid to a financial intermediary in connection with the sale of shares of the AllianceBernstein Mutual Funds will generally not exceed the sum of (a) 0.25% of the current year's fund sales by that firm and (b) 0.10% of average daily net assets attributable to that firm over the year. These sums include payments to reimburse directly or indirectly the costs incurred by these firms and their employees in connection with educational seminars and training efforts about the AllianceBernstein Mutual Funds for the firms' employees and/or their clients and potential clients. The costs and expenses associated with these efforts may include travel, lodging, entertainment and meals. ABI may pay a portion of "ticket" or other transactional charges.

For 2006, ABI's additional payments to these firms for distribution services and educational support related to the AllianceBernstein Mutual Funds is expected to be approximately 0.04% of the average monthly assets of the AllianceBernstein Mutual Funds, or approximately $18,000,000. In 2005, ABI paid approximately 0.04% of the average monthly assets of the AllianceBernstein Mutual Funds, or approximately $18,000,000, for distribution services and educational support related to the AllianceBernstein Mutual Funds.

A number of factors are considered in determining the additional payments, including each firm's AllianceBernstein Mutual Fund sales, assets and redemption rates, and the willingness and ability of the firm to give ABI access to its financial advisors for educational and marketing purposes. In some cases, firms will include the AllianceBernstein Mutual Funds on a "preferred list." ABI's goal is to make the financial advisors who interact with current and prospective investors and shareholders more knowledgeable about the AllianceBernstein Mutual Funds so that they can provide suitable information and advice about the funds and related investor services.

The Strategies and ABI also make payments for recordkeeping and other transfer agency services to financial intermediaries that sell AllianceBernstein Mutual Fund shares. Please see "Management of the Strategies - Transfer Agency and Retirement Plan Services" below. These expenses paid by the Strategies are included in "Other Expenses" under "Fees and Expenses of the Strategies--Annual Operating Expenses" above.


  If one mutual fund sponsor makes greater distribution assistance payments than another, your financial advisor and his or her firm may have an incentive to recommend one fund complex over another. Similarly, if your financial advisor or his or her firm receives more distribution assistance for one share class versus another, then they may have an incentive to recommend that class.


  Please speak with your financial advisor to learn more about the total amounts paid to your financial advisor and his or her firm by the Strategies, the Adviser, ABI and by sponsors of other mutual funds he or she may recommend to you. You should also consult disclosures made by your financial advisor at the time of purchase.


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




As of the date of the Prospectus, ABI anticipates that the firms that will receive additional payments for distribution services and/or educational support include:



  A.G. Edwards
  AIG Advisor Group
  Ameriprise Financial Services
  AXA Advisors
  Banc of America
  Bank One Securities Corp.
  Charles Schwab
  Chase Investment Services
  Citicorp Investment Services
  Citigroup Global Markets
  Commonwealth Financial Network
  Donegal Securities
  Independent Financial Marketing Group
  ING Advisors Network
  Lincoln Financial Advisors
  Linsco/Private Ledger
  McDonald Investments
  Merrill Lynch
  MetLife Securities
  Morgan Stanley
  Mutual Service Corporation
  National Financial
  PFS Investments
  Piper Jaffray
  Raymond James
  RBC Dain Rauscher
  Robert W. Baird
  Securities America
  Signator Investments
  UBS AG
  UBS Financial Services
  Uvest Financial Services
  Wachovia Securities
  Wells Fargo Investments



Although the Strategies may use brokers and dealers who sell shares of the Strategies to effect portfolio transactions, the Strategies do not consider the sale of AllianceBernstein Mutual Fund shares as a factor when selecting brokers or dealers to effect portfolio transactions.


HOW TO EXCHANGE SHARES

You may exchange your Strategy shares for shares of the same class of other AllianceBernstein Mutual Funds (including AllianceBernstein Exchange Reserves, a money market fund managed by the Adviser). Exchanges of shares are made at the next-determined NAV, without sales or service charges. You may request an exchange by mail or telephone. In order to receive a day's NAV, ABIS must receive and confirm your telephone exchange request by 4:00 p.m., Eastern time, on that day. The Strategies may modify, restrict, or terminate the exchange privilege on 60 days' written notice.


HOW TO SELL OR REDEEM SHARES

You may "redeem" your shares (i.e., sell your shares to a Strategy) on any day the New York Stock Exchange, or the Exchange, is open, either directly or through your financial intermediary. Your sale price will be the next-determined NAV, less any applicable CDSC, after the Strategy receives your redemption request in proper form. Normally, redemption proceeds will be sent to you within 7 days. If you recently purchased your shares by check or electronic funds transfer, your redemption payment may be delayed until the Strategy is reasonably satisfied that the check or electronic funds transfer has been collected (which may take up to 15 days). For Advisor Class shares, if you are in doubt about what procedures or documents are required by your fee-based program or employee benefit plan to sell your shares, you should contact your financial advisor.


Selling Shares Through Your Broker or Financial Advisor
Your broker or financial advisor must receive your sales request by 4:00 p.m., Eastern time, and submit it to the Strategy by a pre-arranged time for you to receive the next-determined NAV, less any applicable CDSC. Your broker or financial advisor is responsible for submitting all necessary documentation to the Strategy and may charge you a fee for this service.

Selling Shares Directly to a Strategy

By Mail:

.. Send a signed letter of instruction or stock power, along with certificates, to:


          AllianceBernstein Investor Services, Inc.

          P.O. Box 786003
          San Antonio, TX 78278-6003

..  For certified or overnight deliveries, send to:


          AllianceBernstein Investor Services, Inc.

          8000 IH 10 W, 4th floor
          San Antonio, TX 78230


.. For your protection, a bank, a member firm of a national stock exchange, or another eligible guarantor institution, must guarantee signatures. Stock power forms are available from your financial intermediary, ABIS, and many commercial banks. Additional documentation is required for the sale of shares by corporations, intermediaries, fiduciaries, and surviving joint owners. If you have any questions about these procedures, contact ABIS.

By Telephone:
.. You may redeem your shares for which no stock certificates have been issued by telephone request. Call ABIS at 800-221-5672 with instructions on how you wish to receive your sale proceeds.

.. ABIS must receive and confirm a telephone redemption request by 4:00 p.m., Eastern time, for you to receive that day's NAV, less any applicable CDSC.

.. For your protection, ABIS will request personal or other information from you to verify your identity and will


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


 generally record the calls. Neither the Strategies nor the Adviser, ABIS, ABI or other Strategy agent will be liable for any loss, injury, damage or expense as a result of acting upon telephone instructions purporting to be on your behalf that ABIS reasonably believes to be genuine.

..  If you have selected electronic funds transfer in your Subscription
   Application, the redemption proceeds will be sent directly to your bank. Otherwise, the proceeds will be mailed to you.

..  Redemption requests by electronic funds transfer or check may not exceed
   $100,000 per Strategy Account per day.

.. Telephone redemption is not available for shares held in nominee or "street name" accounts, retirement plan accounts, or shares held by a shareholder who has changed his or her address of record within the previous 30 calendar days.

FREQUENT PURCHASES AND REDEMPTIONS OF STRATEGY SHARES
The Strategies' Board of Directors has adopted policies and procedures designed to detect and deter frequent purchases and redemptions of Strategy shares or excessive or short-term trading that may disadvantage long-term Strategy shareholders. These policies are described below. Each Strategy reserves the right to restrict, reject or cancel, without any prior notice, any purchase or exchange order for any reason, including any purchase or exchange order accepted by any shareholder's financial intermediary.

Risks Associated With Excessive Or Short-term Trading Generally. While each Strategy will try to prevent market timing by utilizing the procedures described below, these procedures may not be successful in identifying or stopping excessive or short-term trading in all circumstances. By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of a Strategy's shares dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of Strategy shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, a Strategy may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. Excessive purchases and sales or exchanges of a Strategy's shares may force the Strategy to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity. In addition, a Strategy may incur increased expenses if one or more shareholders engage in excessive or short-term trading. For example, a Strategy may be forced to liquidate investments as a result of short-term trading and incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. Similarly, a Strategy may bear increased administrative costs due to asset level and investment volatility that accompanies patterns of short-term trading activity. All of these factors may adversely affect Strategy performance.

Strategies that may invest significantly in foreign securities may be particularly susceptible to short-term trading strategies. This is because foreign securities are typically traded on markets that close well before the time a Strategy calculates its NAV at 4:00 p.m., Eastern time, which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a shareholder engaging in a short-term trading strategy to exploit differences in Strategy share prices that are based on closing prices of foreign securities established some time before the Strategy calculates its own share price (referred to as "time zone arbitrage"). The Strategies have procedures, referred to as fair value pricing, designed to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time a Strategy calculates its NAV. While there is no assurance, each Strategy expects that the use of fair value pricing, in addition to the short-term trading policies discussed below, will significantly reduce a shareholder's ability to engage in time zone arbitrage to the detriment of other Strategy shareholders.

A shareholder engaging in a short-term trading strategy may also target a Strategy that does not invest primarily in foreign securities. Any Strategy that invests in securities that are, among other things, thinly traded, traded infrequently, or relatively illiquid has the risk that the current market price for the securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences (referred to as "price arbitrage"). Strategies that may be adversely affected by price arbitrage include, in particular, those Strategies that significantly invest in small cap securities, technology and other specific industry sector securities, and in certain fixed-income securities, such as high yield bonds, asset-backed securities, or municipal bonds.

Policy Regarding Short-term Trading. Purchases and exchanges of shares of the Strategies should be made for investment purposes only. Each Strategy seeks to prevent patterns of excessive purchases and sales or exchanges of Strategy shares. Each Strategy will seek to prevent such practices to the extent they are detected by the procedures described below. Each Strategy reserves the right to modify this policy, including any surveillance or account blocking procedures established from time to time to effectuate this policy, at any time without notice.

.. Transaction Surveillance Procedures. Each Strategy, through its agents, ABI and ABIS, maintains surveillance procedures to detect excessive or short-term trading in Strategy shares. This surveillance process involves several factors, which include scrutinizing transactions in Strategy shares that exceed certain monetary thresholds or numerical limits within a specified period of time. Generally, more than two exchanges of Strategy shares during any 90-day period or purchases of shares followed by a sale within 90 days will be identified by these surveillance procedures. For purposes of these transaction surveillance procedures, a Strategy may consider trading activity in multiple accounts under common ownership, control, or influence. Trading activity identified by either, or a combination, of these factors, or as a result of any other information available at the time, will be evaluated to determine whether such activity might constitute excessive or short-term trading. These surveillance procedures may be modified from time to time, as necessary or appropriate to improve the detection of excessive or short-term trading or to address specific circumstances, such as for certain retirement plans, to conform to plan exchange limits or U.S. Department of Labor regulations, or for certain automated or pre-established exchange, asset allocation or dollar cost averaging programs, or omnibus account arrangements.

.. Account Blocking Procedures. If a Strategy determines, in its sole discretion, that a particular transaction or pattern of transactions identified by the transaction surveillance procedures described above is excessive or short-term trading in nature, the relevant Strategy account(s) will be immediately "blocked" and no future purchase or exchange activity will be permitted. However, sales of Strategy shares back to the Strategy or redemptions will continue to be permitted in accordance with the terms of the Strategy's current Prospectus. In the event an account is blocked, certain account-related privileges, such as the ability to place purchase, sale, and exchange orders over the internet or by phone, may also be suspended. A blocked account will generally remain blocked unless and until the account holder or the associated broker, dealer, or other financial intermediary provides evidence or assurance acceptable to the Strategy that the account holder did not or will not in the future engage in excessive or short-term trading.

..  Applications of Surveillance Procedures and Restrictions to Omnibus
   Accounts. Omnibus account arrangements are common forms of holding shares of the Strategies, particularly among certain brokers, dealers, and other financial intermediaries, including sponsors of retirement plans and variable insurance products. Each Strategy seeks to apply its surveillance procedures to these omnibus account arrangements. If an intermediary does not have the capabilities, or declines, to provide individual account level detail to a Strategy, the Strategy will monitor turnover of assets to purchases and redemptions of the omnibus account. If excessive turnover, defined as annualized purchases and redemptions exceeding 50% of assets is detected, the Strategy will notify the intermediary and request that the intermediary review individual account transactions for excessive or short-term trading activity and confirm to the Strategy that appropriate action has been taken to curtail the activity, which may include applying blocks to accounts to prohibit future purchases and exchanges of Strategy shares. For certain retirement plan accounts, the Strategies may request that the retirement plan or other intermediary revoke the relevant participant's privilege to effect transactions in Strategy shares via the internet or telephone, in which case the relevant participant must submit future transaction orders via the U.S. Postal Service (i.e., regular mail). The Strategy will continue to monitor the turnover attributable to an intermediary's omnibus account arrangement and may consider whether to terminate the relationship if the intermediary does not demonstrate that appropriate action has been taken.

Risks to Shareholders Resulting From Imposition of Account Blocks in Response to Excessive Short-term Trading Activity. A shareholder identified as having engaged in excessive or short-term trading activity whose account is "blocked" and who may not otherwise wish to redeem his or her shares effectively may be "locked" into an investment in a Strategy that the shareholder did not intend to hold on a long-term basis or that may not be appropriate for the shareholder's risk profile. To rectify this situation, a shareholder with a "blocked" account may be forced to redeem Strategy shares, which could be costly if, for example, these shares have declined in value, the shareholder recently paid a front-end sales charge or the shares are subject to a CDSC, or the sale results in adverse tax consequences to the shareholder. To avoid this risk, a shareholder should carefully monitor the purchases, sales, and exchanges of Strategy shares and avoid frequent trading in Strategy shares.

Limitations on Ability to Detect and Curtail Excessive Trading Practices. Shareholders seeking to engage in excessive short-term trading activities may deploy a variety of strategies to avoid detection and, despite the efforts of a Strategy and its agents to detect excessive or short-duration trading in Strategy shares, there is no guarantee that the Strategy will be able to identify these shareholders or curtail their trading practices. In particular, a Strategy may not be able to detect excessive or short-term trading in Strategy shares attributable to a particular investor who effects purchase and/or exchange activity in Strategy shares through omnibus accounts. Also, multiple tiers of these entities may exist, each utilizing an omnibus account arrangement, which may further compound the difficulty of detecting excessive or short-duration trading activity in Strategy shares.

HOW THE STRATEGIES VALUE THEIR SHARES
The price of each Strategy's shares is based on its NAV, which in turn is based on the NAVs of the Underlying Portfolios in which it invests. Each Strategy's NAV is calculated at the close of regular trading on the Exchange (ordinarily, 4:00 p.m., Eastern time), only on days when the Exchange is open for business. To calculate NAV, a Strategy's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. Because the Underlying Portfolios may invest in securities that are primarily traded on foreign exchanges that trade on weekends or other days when the Strategy does not price its shares, the NAV of a Strategy's shares may change on days when shareholders will not be able to purchase or redeem their shares in the Strategy.

Each Underlying Portfolio values its securities at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at "fair value" as determined in accordance with procedures established by and under the general supervision of the Underlying Portfolios' Board of Directors. When an Underlying Portfolio uses fair value pricing, it may take into account any factors it deems appropriate. An Underlying Portfolio may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in U.S. futures markets) and/or U.S. sector or broader stock market indices. The prices of securities used by an Underlying Portfolio to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

Each Underlying Portfolio expects to use fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the early closing of the exchange on which a security is traded or suspension of trading in the security. An Underlying Portfolio may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the Underlying Portfolio values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. For example, each Underlying Portfolio believes that foreign security values may be affected by events that occur after the close of foreign securities markets. To account for this, the Underlying Portfolios may frequently value many of their foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

Subject to the Board's oversight, the Underlying Portfolios' Board of Directors has delegated responsibility for valuing each Underlying Portfolio's assets to the Adviser. The Adviser has established a Valuation Committee, which operates under the policies and procedures approved by the Board, to value each Underlying Portfolio's assets on behalf of the Underlying Portfolio. The Valuation Committee values Underlying Portfolio assets as described above.

Your order for purchase, sale, or exchange of shares is priced at the next-determined NAV after your order is received in proper form by a Strategy.

GLOSSARY
--------------------------------------------------------------------------------

This Prospectus uses the following terms.

TYPES OF SECURITIES
Convertible securities are fixed-income securities that are convertible into common stock.

Debt securities are bonds, debentures, notes, bills, loans, other direct debt instruments, and other fixed, floating and variable rate debt obligations, but do not include convertible securities.

Depositary Receipts include American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs'), Global Depositary Receipts ("GDRs") and other types of depositary receipts.

Equity Securities include (i) common stocks, partnership interests, business trust shares and other equity or ownership interests in business enterprises and (ii) securities convertible into, and rights and warrants to subscribe for the purchase of, such stocks, shares and interests.

Fixed-income securities are debt securities and dividend-paying preferred stocks, including floating rate and variable rate instruments.

Inflation-indexed bonds are fixed-income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government.

Interest-only or IO securities are debt securities that receive only the interest payments on an underlying debt that has been structured to have two classes, one of which is the IO class and the other of which is the principal-only or PO class, that receives only the principal payments on the underlying debt obligation. POs are similar to, and are sometimes referred to as, zero coupon securities, which are debt securities issued without interest coupons.

Qualifying bank deposits are certificates of deposit, bankers' acceptances and interest-bearing savings deposits of banks that have total assets of more than $1 billion and are members of the Federal Deposit Insurance Corporation.

Rule 144A Securities are securities that may be resold under Rule 144A of the Securities Act.

U.S. Government securities are securities issued or guaranteed by the United States Government, its agencies or instrumentalities, or by government-sponsored entities.

RATING AGENCIES AND RATED SECURITIES
Fitch is Fitch Ratings.

Lower-rated securities are fixed-income securities rated Ba or below by Moody's or BB or below by S&P or Fitch, or determined by Alliance to be of equivalent quality, and are commonly referred to as "junk bonds."

Moody's is Moody's Investors Service, Inc.

Prime commercial paper is commercial paper rated Prime 1 by Moody's or A-1 or higher by S&P or, if not rated, issued by companies that have an outstanding debt issue rated Aa or higher by Moody's or AA or higher by S&P.

S&P is Standard & Poor's Ratings Services.

OTHER
1940 Act is the Investment Company Act of 1940, as amended.

Code is the Internal Revenue Code of 1986, as amended.

SEC is the Securities and Exchange Commission.

Exchange is the New York Stock Exchange.

FNMA is the Federal National Mortgage Association.

FHLMC is the Federal Home Loan Mortgage Corporation.

Securities Act is the Securities Act of 1933, as amended.

DESCRIPTION OF THE STRATEGIES
--------------------------------------------------------------------------------

This section of the Prospectus provides a more complete description of each Strategy's investment objective, principal investment policies and risks. Of course, there can be no assurance that a Strategy will achieve its investment objective.

Please note that:

.. Additional descriptions of each Underlying Portfolio's investment strategies, investments and risks can be found in the Strategies' SAI.

.. Except as noted, a Strategy's investment objective and investment policies are not fundamental and thus can be changed without a shareholder vote. Where an investment policy or restriction has a percentage limitation, such limitation is applied at the time of investment. Changes in the market value of securities in a Strategy's holdings after they are purchased by a Strategy will not cause the Strategy to be in violation of such limitation.

INVESTMENT OBJECTIVES AND PRINCIPAL POLICIES
The investment objective of each Strategy is to seek the highest total return over time consistent with its asset mix. Total return includes capital growth and income. Each of the Strategies seeks to achieve its objective by investing in various Underlying Portfolios, which represent a variety of asset classes and investment styles. Each Strategy is managed to a specific retirement year. Each Strategy's asset mix will become more conservative, both prior to and after the target year. This reflects the objective of pursuing the maximum amount of capital growth, consistent with a reasonable amount of risk, during the investor's pre-retirement and early retirement years. After the retirement date of a Strategy, that Strategy's asset mix seeks to minimize the likelihood that an investor in that Strategy experiences a significant loss of capital at a more advanced age. The asset mix will continue to change with an increasing exposure to investments in fixed-income securities and short-term bonds until fifteen years after a Strategy's retirement date. Thereafter, the target asset allocation for that Strategy will generally be fixed. The static allocation of a Strategy's asset mix will be 27.5% short-duration bonds, 37.5% fixed-income securities and 35% equities.

The Adviser will allow the relative weightings of a Strategy's asset classes to vary in response to the markets, but ordinarily only by plus/minus 5%. Beyond those ranges, the Adviser will generally rebalance the portfolio toward the target asset allocation for that Strategy. However, there may be occasions when those ranges will expand to 10% of the Strategy's portfolio due to, among other things, appreciation of one of the asset classes.

DESCRIPTION OF UNDERLYING PORTFOLIOS
Each Strategy invests in a combination of Underlying Portfolios. Each Strategy's target asset allocation is intended to diversify its investments among various asset classes such as stocks and bonds.

The Adviser does not intend to make frequent tactical adjustments to the target asset mix or to trade actively among Underlying Portfolios, other than the periodic adjustments described above. However, as noted above, the Adviser reserves the right to modify the target allocations and Underlying Portfolio weightings and to substitute other Underlying Portfolios from time to time should circumstances warrant. The following table shows which Underlying Portfolios are being used within each asset class as of November 30, 2006 and the target allocations for each Strategy.

                                                              Percentage of AllianceBernstein Retirement Strategy
                                                    Invested in the Specified Underlying Portfolio as of November 30, 2006
                                                    -----------------------------------------------------------------------
                     Current Fund                   2045  2040  2035  2030  2025  2020  2015  2010  2005  2000  N/A*  N/A*
                     ------------------------------ ----- ----- ----- ----- ----- ----- ----- ----- ----- ----- ----- -----
Asset Class          Underlying Portfolio
-------------------- ------------------------------ ----- ----- ----- ----- ----- ----- ----- ----- ----- ----- ----- -----
Short Duration Bonds Short Duration Bond               --    --    --    --    --    --    --    --  3.12 12.05 18.00 27.50
-------------------- ------------------------------ ----- ----- ----- ----- ----- ----- ----- ----- ----- ----- ----- -----
Bonds                Subtotal                                          2.44  9.39 16.33 23.27 30.44 35.15 36.15 37.00 37.50
                     Inflation-Protected Securities    --    --    --    --    --  1.39  5.70 10.76 14.28 14.93 15.00 15.00
                     Intermediate Duration             --    --    --  0.70  3.73  7.99 10.62 12.69 14.60 17.11 19.50 22.50
                     High-Yield                        --    --    --  1.74  5.66  6.95  6.95  6.99  6.27  4.11  2.50    --
-------------------- ------------------------------ ----- ----- ----- ----- ----- ----- ----- ----- ----- ----- ----- -----
REITs                Real Estate Investment         10.03 10.02 10.04 10.03 10.06 10.04 10.09 10.03 10.07 10.08 10.00 10.00
-------------------- ------------------------------ ----- ----- ----- ----- ----- ----- ----- ----- ----- ----- ----- -----
Stocks               Subtotal                       89.97 89.98 90.00 87.52 80.55 73.63 66.64 59.53 51.65 41.73 35.00 25.00
                     U.S. Large Cap Growth          23.85 23.86 23.88 23.32 21.51 19.70 17.90 16.43 14.59 12.05 10.25  7.50
                     U.S. Value                     23.94 23.94 23.96 23.33 21.58 19.77 17.96 16.44 14.64 12.05 10.25  7.50
                     Small-Mid Cap Growth            7.53  7.53  7.53  7.26  6.50  5.86  5.27  4.41  3.43  2.52  2.00  1.25
                     Small-Mid Cap Value             7.50  7.50  7.51  7.23  6.48  5.84  5.25  4.40  3.41  2.49  2.00  1.25
                     International Growth           13.57 13.57 13.56 13.19 12.23 11.23 10.13  8.93  7.80  6.30  5.25  3.75
                     International Value            13.58 13.58 13.52 13.19 12.25 11.23 10.13  8.92  7.78  6.32  5.25  3.75

*These allocations are not specific to any Strategy; but reflect the expected future allocations of any Strategy once it reaches 10 and 15 years after its retirement date, respectively. The target retirement date assumes that an investor retires at age 65.

The underlying stock funds draw on growth, value and quantitative investment techniques and diversify investments among small, medium and large U.S. companies. They also include investments in the real estate sector as well as foreign stocks from developed and emerging markets.

The underlying bond funds represent a diverse range of fixed-income investments that vary by issuer type (corporate and government), and credit quality (investment-grade and high yield).

Principal Risks Of Underlying Portfolios
The Underlying Portfolios have risks similar to the overall risks discussed for the Strategies above. The risks include:

.. Market Risk--risk of losses due to adverse changes in the stock or bond market.

.. Interest Rate Risk--risk that changes in interest rates will affect the value of an Underlying Portfolio's investments in income-producing securities.

.. Credit Risk--risk that the issuer or the guarantor of a debt security will be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations.

.. Foreign (Non-U.S.) Risk--risk that investments in issuers located in foreign countries may have more risks because their markets tend to be more volatile than the U.S. stock market.

.. Emerging Market Risk--increased risks of investments in emerging market securities of issuers based in countries with developing economies.

.. Currency Risk--risk that fluctuations in the exchange rates between the U.S. Dollar and foreign currencies may negatively affect the value of an Underlying Portfolio's investments.

.. Capitalization Risk--risk that investments in small- to mid-capitalization companies will be more volatile than investments in larger companies. An Underlying Portfolio's investments in smaller capitalization stocks may have additional risks because these companies often have limited product lines, markets, or financial resources.

.. Focused Portfolio Risk--risk that changes in the value of a single security may have a more significant effect, either negative or positive, on the NAV of an Underlying Portfolio that invests in a limited number of companies.

.. Real Estate Risk--risk that direct investments in real estate can decline due to a variety of factors affecting the real estate market generally, such as overbuilding, increases in interest rates, or declines in rental rates. In addition, indirect investments in real estate, such as REITs, are dependent on the capability of the property managers, may have limited diversification, and could be significantly affected by changes in tax laws.

.. Derivatives Risk--risk that the use of derivatives, which are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate, or index, may enhance volatility, in addition to other risks such as the credit risk of the counterparty. Derivatives also involve the risk of difficulties in pricing and valuation and the risk that changes in the value of the derivative may not correlate perfectly with relevant underlying assets, rates or indices.

.. Leveraging Risk--risk that investments in derivatives or other leverage, such as borrowing money, may be more volatile and compound other risks.

.. Management Risk--Each Underlying Portfolio is subject to management risk because it is an actively managed investment portfolio. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Underlying Portfolios, but there can be no guarantee that its decisions will produce the desired results. In some cases, derivative and other investment techniques may be unavailable or the Adviser may determine not to use them, possibly even under market conditions where their use could benefit an Underlying Portfolio.

Investment Objectives and Principal Policies of Underlying Portfolios
A brief description of each of the Underlying Portfolios follows. Additional details are available in the Underlying Portfolios' prospectus or SAI. You may request a free copy of the Underlying Portfolios' prospectus and/or SAI by contacting your broker or other financial intermediary, or by contacting the
Adviser:

By Mail:  c/o AllianceBernstein Investor Services
          P.O. Box 786003
          San Antonio, TX 78278-6003

By Phone: For Information:     (800) 221-5672
          For Literature:      (800) 227-4618

Stock Portfolios
AllianceBernstein U.S. Value Portfolio has an investment objective of seeking long-term growth of capital. This Portfolio invests primarily in a diversified portfolio of equity securities of U.S. companies with relatively larger market capitalizations as compared to the overall U.S. equity market. This Portfolio's investment policies emphasize investment in companies that the Adviser's Bernstein unit ("Bernstein") determines to be undervalued. In selecting securities for this Portfolio, Bernstein uses its fundamental research to identify companies whose long-term earnings power and dividend paying capability are not reflected in the current market price of their securities. Under normal circumstances, this Portfolio invests at least 80% of its net assets in equity securities issued by U.S. companies.

Among the principal risks of investing in this Portfolio is market risk and, to the extent this Portfolio invests in securities of non-U.S. issuers, foreign risk and currency risk.

AllianceBernstein U.S. Large Cap Growth Portfolio has an investment objective of seeking long-term growth of capital. This Portfolio invests primarily in equity securities of U.S. companies with relatively larger market capitalizations as compared to the overall U.S. equity market. This Portfolio focuses on a relatively small number of large, intensively researched companies that the Adviser believes have strong management, superior industry positions, excellent balance sheets and superior earnings growth prospects. The Adviser relies heavily on the fundamental analysis and research of its internal research staff to select this Portfolio's investments.

Under normal circumstances, this Portfolio invests at least 80% of its net assets in equity securities issued by large-cap U.S. companies. For these purposes, "large-cap U.S. companies" are those that, at the time of investment, have market capitalizations within the range of the market capitalizations of companies appearing in the Russell 1000(R) Growth Index. While the market capitalization of companies in the Russell 1000(R) Growth Index ranged from $1.37 billion to almost $432.1 billion as of October 31, 2006, this Portfolio normally will invest in common stocks of companies with market capitalizations of at least $5 billion at the time of purchase.




Among the principal risks of investing in this Portfolio are market risk, focused portfolio risk and, to the extent it invests in securities of non-U.S. issuers, foreign risk and currency risk.


AllianceBernstein Global Real Estate Investment Portfolio has an investment objective of seeking total return from a combination of income and long-term growth of capital. This Portfolio invests primarily in equity securities of real estate investment trusts (called "REITs") and other real estate industry companies. Under normal circumstances, this Portfolio invests at least 80% of its net assets in these types of securities.

This Portfolio's investment policies emphasize investment in real estate companies Bernstein believes have strong property fundamentals and management teams. This Portfolio seeks to invest in real estate companies whose underlying portfolios are diversified geographically and by property type.


This Portfolio may invest up to 20% of its total assets in mortgage-backed securities, which are securities that directly or indirectly represent participations in, or are collateralized by and payable from, mortgage loans secured by real property.


This Portfolio may from time to time enter into currency futures contracts or forward currency exchange contracts.


Among the principal risks of investing in this Portfolio are market risk, real estate risk, credit risk and interest rate risk. Because this Portfolio invests in mortgage-backed securities, it is subject to the risk that mortgage loans will be prepaid when interest rates decline, forcing it to reinvest in securities with lower interest rates. The Portfolio also has foreign risk and currency risk.

AllianceBernstein International Value Portfolio has an investment objective of seeking long-term growth of capital. This Portfolio invests primarily in a diversified portfolio of equity securities of foreign companies.

This Portfolio's investment policies emphasize investment in companies that Bernstein determines to be undervalued. In selecting securities for this Portfolio, Bernstein uses its fundamental research to identify companies whose long-term earnings power is not reflected in the current market price of their securities.

This Portfolio may from time to time enter into currency futures contracts or currency forward contracts.


Among the principal risks of investing in this Portfolio are market risk, foreign risk, emerging market risk, and currency risk. This Portfolio is also subject to capitalization risk and derivatives risk.

AllianceBernstein International Growth Portfolio has an investment objective of seeking long-term growth of capital. This Portfolio invests primarily in an international portfolio of equity securities of companies located in both developed and emerging countries. The Portfolio's investment process relies upon comprehensive fundamental company research produced by the Adviser's large research team of analysts covering both developed and emerging markets around the globe. Research-driven stock selection is expected to be the primary driver of returns relative to the Portfolio's benchmark and other decisions, such as country allocation, are generally the result of the stock selection process.

The Portfolio invests, under normal circumstances, in the equity securities of companies located in at least three countries (and normally substantially more) other than the United States. The Portfolio's investments include companies that are established as a result of privatizations of state enterprises.

Among the principal risks of investing in this Portfolio are market risk, foreign risk, emerging market risk, and currency risk.

AllianceBernstein Small-Mid Cap Value Portfolio has an investment objective of seeking long-term growth of capital. This Portfolio invests primarily in a diversified portfolio of equity securities of U.S. companies with relatively smaller market capitalizations as compared to the overall U.S. equity market. For these purposes, "small- and mid-cap U.S. companies" are those U.S. companies that, at the time of investment, fall within the capitalization range between the smallest company in the Russell 2500(TM) Value Index and the greater of $5 billion or the market capitalization of the largest company in the Russell 2500(TM) Value Index. While the capitalizations of companies in the Russell 2500(TM) Value Index ranged from $0.10 billion to approximately $6.85 billion as of October 31, 2006, the

Portfolio normally will not invest in companies with market capitalizations exceeding $5 billion at the time of purchase. Under normal circumstances, this Portfolio invests at least 80% of its net assets in these types of securities.

This Portfolio's investment policies emphasize investment in companies that Bernstein determines to be undervalued. In selecting securities for this Portfolio, Bernstein uses its fundamental research to identify companies whose long-term earnings power is not reflected in the current market price of their securities. It may also invest up to 20% of its total assets in equity securities issued by non-U.S. companies.

Among the principal risks of investing in this Portfolio are market risk, capitalization risk and, to the extent that the Portfolio invests in securities of non-U.S. issuers, foreign risk and currency risk.

AllianceBernstein Small-Mid Cap Growth Portfolio has an investment objective of seeking long-term growth of capital. This Portfolio invests primarily in a diversified portfolio of equity securities of U.S. companies with relatively smaller market capitalizations as compared to the overall U.S. equity market. Under normal circumstances, this Portfolio invests at least 80% of its net assets in small- and mid-cap companies. For these purposes, "small- and mid-cap companies" are those U.S. companies that, at the time of investment, have market capitalizations in the greater of the range of companies constituting the Russell 2500(TM) Growth Index or between $1 and $6 billion. The market capitalizations of companies in the Russell 2500(TM) Growth Index ranged from $.09 billion to $7.24 billion as of October 31, 2006. Because the Portfolio's definition of small- to mid-cap companies is dynamic, the upper limit on market capitalization will change with the markets.

Normally, this Portfolio invests in U.S. companies that the Adviser believes have strong management, superior industry positions, excellent balance sheets and superior earnings growth prospects. The Adviser relies heavily on the fundamental analysis and research of its internal research staff to select this Portfolio's investments. This Portfolio may also invest up to 20% of its total assets in equity securities issued by non-U.S. companies.

Among the principal risks of investing in this Portfolio are market risk, capitalization risk and, to the extent that the Portfolio invests in securities of non-U.S. issuers, foreign risk and currency risk.

Bond Funds
AllianceBernstein Short Duration Bond Portfolio has an investment objective of seeking a moderate rate of income that is subject to taxes. This Portfolio invests primarily in investment-grade, U.S. Dollar-denominated debt securities. Under normal circumstances, this Portfolio invests at least 80% of its net assets in debt securities. This Portfolio seeks to maintain a relatively short duration of one to three years under normal market conditions. Duration is a measure of sensitivity to interest rates and varies as obligors on debt securities repay their obligations.

This Portfolio may invest in many types of debt securities including corporate bonds, notes, U.S. Government and agency securities, asset-backed securities, mortgage-related securities, and inflation-protected securities as well as other securities of U.S. and non-U.S. issuers.

Among the principal risks of investing in this Portfolio are interest rate risk, credit risk, market risk, derivatives risk and, to the extent that it invests in securities of non-U.S. issuers, foreign risk and currency risk.

AllianceBernstein Intermediate Duration Bond Portfolio has an investment objective of seeking a moderate to high rate of income that is subject to taxes. This Portfolio invests primarily in investment-grade, U.S. Dollar-denominated debt securities. Under normal circumstances, this Portfolio invests at least 80% of its net assets in debt securities. This Portfolio seeks to maintain a relatively longer duration of four to seven years under normal market conditions.

This Portfolio may invest in many types of debt securities including corporate bonds, notes, U.S. Government and agency securities, asset-backed securities, mortgage-related securities, and inflation-protected securities as well as other securities of U.S. and non-U.S. issuers.

Among the principal risks of investing in this Portfolio are interest rate risk, credit risk, market risk, derivatives risk and, to the extent that this Portfolio invests in securities of non-U.S. issuers, foreign risk and currency risk.

AllianceBernstein Inflation-Protected Securities Portfolio This Portfolio has an investment objective of seeking a total return that exceeds the rate of inflation over the long term with income that is subject to taxes. This Portfolio invests primarily in U.S. Dollar-denominated inflation-protected securities. Under normal circumstances, this Portfolio invests at least 80% of its net assets in inflation-protected securities. The Portfolio's investments in inflation-protected securities include inflation-indexed debt securities of varying maturities issued by U.S. or non-U.S. governments, their agencies or instrumentalities and by corporations, and inflation derivatives. This Portfolio seeks to maintain a duration within three years (plus or minus) of the duration of the Lehman Brothers U.S. TIPS 1-10 year Index, which as of October 31, 2006 was 3.93 years.

Assets not invested in inflation-indexed bonds may be invested in other types of debt securities including corporate bonds, notes, U.S. Government and agency securities, asset-backed securities, and mortgage-related securities as well as other securities of U.S. and non-U.S. issuers.

Among the principal risks of investing in this Portfolio are interest rate risk, credit risk, market risk, derivatives risk and, to the extent that it invests in securities of non-U.S. issuers, foreign risk and currency risk.

AllianceBernstein High-Yield Portfolio has an investment objective of seeking a high total return by maximizing current income and, to the extent consistent with that objective, capital appreciation. This Portfolio invests primarily in high-yield debt securities. Under normal circumstances, this Portfolio invests at least 80% of its net assets in these types of securities. This Portfolio invests in high-yield, below investment grade debt securities, commonly known as "junk bonds." This Portfolio seeks to maximize current income by taking advantage of market developments, yield disparities, and variations in the creditworthiness of issuers.

Among the principal risks of investing in this Portfolio are interest rate risk, credit risk, market risk, derivatives risk and, to the extent that it invests in securities of non-U.S. issuers, foreign risk and currency risk.

ADDITIONAL INVESTMENT PRACTICES
Each of the Underlying Portfolios also may:

.. Write covered put and call options and purchase and sell put and call options on U.S. and non-U.S. securities, currencies, market and financial indices, and other derivatives and financial instruments;

.. Enter into forward commitments, futures contracts, and options on futures contracts with respect to U.S. and non-U.S. securities, currencies, and market and financial indices;

..  Enter into forward currency exchange contracts;

..  Enter into swap transactions;

..  Enter into repurchase agreements and reverse repurchase agreements;

..  Enter into standby commitment agreements;

..  Invest in convertible securities;

..  Invest in the securities of supranational agencies and other
   "semi-governmental" issuers;

.. Make short sales of securities or maintain a short position, but only if at all times when a short position is open not more than 33% of the Portfolio's net assets is held as collateral for such sales;

.. Make secured loans of portfolio securities of up to 33 1/3% of its total assets;

..  Invest up to 15% of its total assets in illiquid securities; and

.. Invest in depositary receipts, Exchange Traded Funds ("ETFs"), and other derivative instruments representing securities of companies or market indices.

The AllianceBernstein U.S. Value Portfolio, AllianceBernstein U.S. Large Cap Growth Portfolio, AllianceBernstein Global Real Estate Investment Portfolio, AllianceBernstein International Value Portfolio, AllianceBernstein International Growth Portfolio, AllianceBernstein Small-Mid Cap Value Portfolio, and the AllianceBernstein Small-Mid Cap Growth Portfolio each also may:

..  Invest up to 20% of its total assets in rights and warrants.

The AllianceBernstein Short Duration Bond Portfolio, AllianceBernstein Intermediate Duration Bond Portfolio, AllianceBernstein Inflation-Protected Securities Portfolio and AllianceBernstein High-Yield Portfolio each also may:

..  Invest in variable, floating, and inverse floating rate investments; and

..  Invest in zero coupon and interest-only or principal-only securities.

Future Developments
An Underlying Portfolio may take advantage of other investment practices that are not currently contemplated for use by the Underlying Portfolios, or are not available but may yet be developed, to the extent such investment practices are consistent with the Underlying Portfolio's investment objective and legally permissible for the Underlying Portfolio. Such investment practices, if they arise, may involve risks that exceed those involved in the activities described above.

Underlying Portfolio Turnover
Each of the Underlying Portfolios is actively managed and, in some cases in response to market conditions, an Underlying Portfolio's portfolio turnover may exceed 100%. A higher rate of portfolio turnover increases brokerage and other expenses, which must be borne by the Underlying Portfolio and its shareholders. High portfolio turnover also may result in the realization of substantial net short-term capital gains, which, when distributed, are taxable to shareholders.

Temporary Defensive Position
For temporary defensive purposes to attempt to respond to adverse market, economic, political or other conditions, an Underlying Portfolio may reduce its position in equity securities and invest, without limit, in certain types of short-term, liquid, high grade or high quality debt securities and in lower-rated securities and convertible securities. These securities may include U.S. Government securities, qualifying bank deposits, money market instruments, prime commercial paper and other types of debt securities including notes and bonds. Such securities also may include foreign-currency denominated securities of the type mentioned above issued by foreign governmental entities, companies, and supranational organizations. While an Underlying Portfolio invests for temporary defensive purposes, it may not meet its investment objective.

Portfolio Holdings
A description of the Strategies' policies and procedures with respect to the disclosure of each Underlying Portfolio's portfolio securities is available in each Underlying Portfolio's SAI.

MANAGEMENT OF THE STRATEGIES
--------------------------------------------------------------------------------

INVESTMENT ADVISER
Each Strategy's investment adviser is AllianceBernstein L.P., 1345 Avenue of the Americas, New York, NY 10105. The Adviser is a leading international investment adviser managing client accounts with assets as of September 30, 2006 totaling approximately $659 billion (of which approximately $82 billion represented assets of investment companies). As of September 30, 2006, the Adviser managed retirement assets for many of the largest public and private employee benefit plans (including 41 of the nation's FORTUNE 100 companies), for public employee retirement funds in 37 states, for investment companies, and for foundations, endowments, banks and insurance companies worldwide. The 44 registered investment companies managed by the Adviser, comprising 125 separate investment portfolios, currently have more than 4.0 million shareholder accounts.

The Adviser provides investment advisory services for each Strategy and for directing the purchase and sale of the Underlying Portfolios in which they invest. For these advisory services, each Strategy paid the Adviser during its most recent fiscal year a management fee as a percentage of average daily net assets as shown in the table below.

                                                            Fee
                                                    (as a percentage of
      AllianceBernstein Retirement Strategy      average daily net assets)
      -------------------------------------      -------------------------
      AllianceBernstein 2000 Retirement Strategy           0.55%
      AllianceBernstein 2005 Retirement Strategy           0.55%
      AllianceBernstein 2010 Retirement Strategy           0.60%
      AllianceBernstein 2015 Retirement Strategy           0.60%
      AllianceBernstein 2020 Retirement Strategy           0.65%
      AllianceBernstein 2025 Retirement Strategy           0.65%
      AllianceBernstein 2030 Retirement Strategy           0.65%
      AllianceBernstein 2035 Retirement Strategy           0.65%
      AllianceBernstein 2040 Retirement Strategy           0.65%
      AllianceBernstein 2045 Retirement Strategy           0.65%

The Adviser is also responsible for the selection and management of the Underlying Portfolios' portfolio investments. The Adviser does not receive a fee for managing the Underlying Portfolios.

The Adviser may act as an investment adviser to other persons, firms or corporations, including investment companies, hedge funds, pension funds and other institutional investors. The Adviser may receive management fees, including performance fees, that may be higher or lower than the advisory fees it receives from the Strategies. Certain other clients of the Adviser may have investment objectives and policies similar to those of a Strategy or an Underlying Portfolio. The Adviser may, from time to time, make recommendations which result in the purchase or sale of a particular security by its other clients simultaneously with a Strategy or an Underlying Portfolio. If transactions on behalf of more than one client during the same period increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price or quantity. It is the policy of the Adviser to allocate advisory recommendations and the placing of orders in a manner which is deemed equitable by the Adviser to the accounts involved, including a Strategy or an Underlying Portfolio. When two or more of the clients of the Adviser (including a Strategy or an Underlying Portfolio) are purchasing or selling the same security on a given day from the same broker-dealer, such transactions may be averaged as to price.

PORTFOLIO MANAGERS
The management of and investment decisions for each of the Strategies are made by the Blend Investment Policy Team, comprised of senior Blend portfolio managers. The Blend Investment Policy Team relies heavily on the Adviser's growth, value and fixed-income investment teams and, in turn, the fundamental research of the Adviser's large internal research staff. No one person is principally responsible for coordinating the Strategies' investments.

The following table lists the five persons within the Blend Investment Policy Team with the most significant responsibility for day-to-day management of the Strategies, the length of time that each person has been jointly and primarily responsible for the Strategies, and each person's principal occupation during the past five years:

                                     Principal Occupation During the
       Employee; Year; Title               Past Five (5) Years
       ---------------------         -------------------------------
Thomas J. Fontaine; since inception; Senior Vice President of the
Senior Vice President of the Adviser Adviser, with which he has been associated in a substantially
                                     similar capacity to his current
                                     position since prior to 2001.

Mark A. Hamilton; since 2006;        Senior Vice President of the
Senior Vice President of the Adviser Adviser, with which he has been associated in a substantially
                                     similar capacity to his current
                                     position since prior to 2001.

Joshua Lisser; since inception;      Senior Vice President of the
Senior Vice President of the Adviser Adviser, with which he has been associated in a substantially
                                     similar capacity to his current
                                     position since prior to 2001.

Seth J. Masters; since inception;    Executive Vice President of the
Executive Vice President of the      Adviser, with which he has been
Adviser                              associated in a substantially
                                     similar capacity to his current
                                     position since prior to 2001.

Christopher H. Nikolich; since       Senior Vice President of the
inception; Senior Vice President of  Adviser, with which he has been
the Adviser                          associated in a substantially
                                     similar capacity to his current
                                     position since prior to 2001.

Additional information about the Portfolio Managers may be found in the Strategies' SAI.

LEGAL PROCEEDINGS
On April 8, 2002, in In re Enron Corporation Securities Litigation, a consolidated complaint (as subsequently amended, the "Enron Complaint") was filed in the United

States District Court for the Southern District of Texas, Houston Division, against numerous defendants, including the Adviser. The principal allegations of the Enron Complaint, as they pertain to the Adviser, are that the Adviser violated Sections 11 and 15 of the Securities Act with respect to a registration statement filed by Enron Corp. ("Enron") and effective with the Commission on July 18, 2001, which was used to sell $1.9 billion Enron Zero Coupon Convertible Notes due 2021. Plaintiffs allege that the registration statement was materially misleading and that Frank Savage, a director of Enron, signed the registration statement at issue. Plaintiffs further allege that the Adviser was a controlling person of Frank Savage, who was at that time an employee of the Adviser and a director of AllianceBernstein Corporation. Plaintiffs therefore assert that the Adviser is itself liable for the allegedly misleading registration statement. Plaintiffs seek rescission or a rescissionary measure of damages. On April 12, 2006, the Adviser moved for summary judgment dismissing the Enron Complaint as the allegations therein pertain to the Adviser. This motion is pending. On July 5, 2006 the court granted plaintiffs' amended motion for class certification.

As has been previously reported in the press, the Staff of the Commission and the Office of the New York Attorney General ("NYAG") have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that the Adviser provide information to them. The Adviser has been cooperating and will continue to cooperate with all of these authorities.

On December 18, 2003, the Adviser confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the SEC ("SEC Order"). The agreement with the NYAG is memorialized in an Assurance of Discontinuance dated September 1, 2004 ("NYAG Order"). Among the key provisions of these agreements are the following:

(i)The Adviser agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the SEC Order. According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (a) their aliquot share of losses suffered by the fund due to market timing, and (b) a proportionate share of advisory fees paid by such fund during the period of such market timing;

(ii)The Adviser agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds until December 31, 2008; and

(iii)The Adviser agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order and the NYAG Order contemplate that the Adviser's registered investment company clients, including the Strategies, will introduce governance and compliance changes.

The Strategies' advisory fees are not affected by the Adviser's agreement to reduce its advisory fees.

On October 2, 2003, a putative class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the "Hindo Complaint") was filed against the Adviser; AllianceBernstein Holding L.P. ("Holding"); AllianceBernstein Corporation; AXA Financial, Inc.; the AllianceBernstein Mutual Funds, certain officers of the Adviser ("Alliance defendants"); and certain other defendants not affiliated with the Adviser, as well as unnamed Doe defendants. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in "late trading" and "market timing" of AllianceBernstein Mutual Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts.

Since October 2, 2003, additional lawsuits making factual allegations generally similar to those in the Hindo Complaint were filed in various federal and state courts against the Adviser and certain other defendants. The plaintiffs in such lawsuits have asserted a variety of theories for recovery including, but not limited to, violations of the Securities Act, the Exchange Act, the Advisers Act, the Investment Company Act, the Employee Retirement Income Security Act of 1974, as amended ("ERISA") certain state securities laws and common law. All state court actions against the Adviser either were voluntarily dismissed or removed to federal court. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred all federal actions to the United States District Court for the District of Maryland (the "Mutual Fund MDL").

On September 29, 2004, plaintiffs filed consolidated amended complaints with respect to four claim types: mutual fund shareholder claims; mutual fund derivative claims; derivative claims brought on behalf of Holding; and claims brought under ERISA by participants in the Profit Sharing Plan for Employees of the Adviser. All four complaints include substantially identical factual allegations, which appear to be based in large part on the SEC Order and the NYAG Order. On April 21, 2006, the Adviser and attorneys for the plaintiffs in the mutual fund shareholder claims, mutual fund derivative claims, and ERISA claims entered into a confidential memorandum of understanding ("MOU") containing their agreement to settle these claims. The agreement will be documented by a stipulation of settlement and will be submitted for court approval at a later date. The settlement amount, which we previously accrued and disclosed, has been disbursed. The derivative claims brought on behalf of Holding remain pending. Plaintiff seeks an unspecified amount of damages.

On February 10, 2004, the Adviser received (i) a subpoena duces tecum from the Office of the Attorney General of the State of West Virginia and (ii) a request for information from West Virginia's Office of the State Auditor, Securities Commission (the "West Virginia Securities Commission") (together, the "Information Requests"). Both Information Requests require the Adviser to produce documents concerning, among other things, any market timing or late trading in the Adviser's sponsored mutual funds. The Adviser responded to the Information Requests and has been cooperating fully with the investigation.


On April 11, 2005, a complaint entitled The Attorney General of the State of West Virginia v. AIM Advisors, Inc., et al. ("WVAG Complaint") was filed against the Adviser, Holding, and various other defendants not affiliated with the Adviser. The WVAG Complaint was filed in the Circuit Court of Marshall County, West Virginia by the Attorney General of the State of West Virginia. The WVAG Complaint makes factual allegations generally similar to those in the Hindo Complaint. On October 19, 2005, the WVAG Complaint was transferred to the Mutual Fund MDL.

On August 30, 2005, the deputy commissioner of securities of the West Virginia Securities Commission signed a "Summary Order to Cease and Desist, and Notice of Right to Hearing" addressed to the Adviser and Holding. The Summary Order claims that the Adviser and Holding violated the West Virginia Uniform Securities Act, and makes factual allegations generally similar to those in the SEC Order and the NYAG Order. On January 26, 2006, the Adviser, Holding, and various unaffiliated defendants filed a Petition for Writ of Prohibition and Order Suspending Proceedings in West Virginia state court seeking to vacate the Summary Order and for other relief. On April 12, 2006, respondents' petition was denied. The Adviser intends to vigorously defend against the allegations in the WVAG Complaint. The court denied the writ and in September 2006 the Supreme Court of Appeals declined the defendants' petition for appeal. On September 22, 2006, the Adviser and Holding filed an answer and motion to dismiss the Summary Order with the Securities Commissioner.

On June 22, 2004, a purported class action complaint entitled Aucoin, et al. v. Alliance Capital Management L.P., et al. (the "Aucoin Complaint") was filed against the Adviser, Holding, AllianceBernstein Corporation, AXA Financial, Inc., AllianceBernstein Investments, Inc., certain current and former directors of the AllianceBernstein Mutual Funds, and unnamed Doe defendants. The Aucoin Complaint names certain of the AllianceBernstein Mutual Funds as nominal defendants. The Aucoin Complaint was filed in the United States District Court for the Southern District of New York by an alleged shareholder of an AllianceBernstein mutual fund. The Aucoin Complaint alleges, among other things, (i) that certain of the defendants improperly authorized the payment of excessive commissions and other fees from AllianceBernstein Fund assets to broker-dealers in exchange for preferential marketing services, (ii) that certain of the defendants misrepresented and omitted from registration statements and other reports material facts concerning such payments, and
(iii) that certain defendants caused such conduct as control persons of other defendants. The Aucoin Complaint asserts claims for violations of Sections 34(b), 36(b) and 48(a) of the 1940 Act, Sections 206 and 215 of the Advisers Act, breach of common law fiduciary duties, and aiding and abetting breaches of common law fiduciary duties. Plaintiffs seek an unspecified amount of compensatory damages and punitive damages, rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts, an accounting of all AllianceBernstein Fund-related fees, commissions and soft dollar payments, and restitution of all unlawfully or discriminatorily obtained fees and expenses.

Since June 22, 2004, nine additional lawsuits making factual allegations substantially similar to those in the Aucoin Complaint were filed against the Adviser and certain other defendants. All nine of the lawsuits (i) were brought as class actions filed in the United States District Court for the Southern District of New York, (ii) assert claims substantially identical to the Aucoin Complaint, and (iii) are brought on behalf of shareholders of the funds.

On February 2, 2005, plaintiffs filed a consolidated amended class action complaint ("Aucoin Consolidated Amended Complaint"), which asserts claims substantially similar to the Aucoin Complaint and the nine additional lawsuits referenced above. On October 19, 2005, the District Court dismissed each of the claims set forth in the Aucoin Consolidated Amended Complaint, except for plaintiff's claim under Section 36(b) of the Investment Company Act. On
January 11, 2006, the District Court granted defendants' motion for reconsideration and dismissed the remaining Section 36(b) claim. On May 31, 2006, the District Court denied plaintiffs' motion for leave to file their amended complaint. On July 5, 2006, plaintiffs filed a notice of appeal. On October 4, 2006 the appeal was withdrawn by stipulation, with plaintiffs reserving the right to reinstate it at a later date.

It is possible that these matters and/or other developments resulting from these matters could result in increased redemptions of the Strategies' shares or other adverse consequences to the Strategies. This may require the Strategies to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Strategies. However, the Adviser believes that these matters are not likely to have a material adverse effect on its ability to perform advisory services relating to the Strategies.

Performance of Equity and Fixed Income Investment Teams
Although the Strategies themselves have limited performance history, certain of the investment teams employed by the Adviser in managing each Strategy have experience in managing discretionary accounts of institutional clients and/or other registered investment companies and portions thereof (the "Historical Accounts") that have substantially the same investment objectives and policies and are managed in accordance with essentially the same investment strategies as those applicable to the portions of the Strategies they manage. The Historical Accounts that are not registered investment companies or portions thereof are not subject to certain limitations, diversification requirements and other restrictions imposed under the 1940 Act and the Code to which the Strategies, as registered investment companies, are subject and which, if applicable to the Historical Accounts, may have adversely affected the performance of the Historical Accounts.

Set forth below is performance data provided by the Adviser relating to the Historical Accounts managed by investment teams that manage the Strategies' assets. Performance data is shown for the period during which the relevant investment team of the Adviser or its Bernstein unit managed the Historical Accounts through September 30, 2006. The aggregate assets for the Historical Accounts managed by each investment team as of September 30, 2006 are also shown. Each of an investment team's Historical Accounts has a nearly identical composition of investment holdings and related percentage weightings.

The performance data is net of all fees (including brokerage commissions) charged to the Historical Accounts, calculated on a monthly basis. The data has not been adjusted to reflect any fees that will be payable by the Strategies, which may be higher than the fees imposed on the Historical Accounts, and will reduce the returns of the Strategies. Expenses associated with the distribution of Class A, Class B, Class C, Class R and Class K shares of the Strategies in accordance with the plan adopted by the Directors of the Strategies under Commission Rule 12b-1 are also excluded. Except as noted, the performance data has also not been adjusted for corporate or individual taxes, if any, payable by account owners.

The Adviser has calculated the investment performance of the Historical Accounts on a trade-date basis. Dividends have been accrued at the end of the month and cash flows weighted daily. Composite investment performance for US Large Cap Value and International Large Cap Value accounts has been determined on an equal weighted basis for periods prior to January 1, 2003 and on an asset weighted basis for periods subsequent thereto. Composite investment performance for all other accounts has been determined on an asset weighted basis. New accounts are included in the composite investment performance computations at the beginning of the quarter following the initial contribution. The total returns set forth below are calculated using a method that links the monthly return amounts for the disclosed periods, resulting in a time-weighted rate of return. Other methods of computing the investment performance of the Historical Accounts may produce different results, and the results for different periods may vary.

The Russell 1000(R) universe of securities is compiled by Frank Russell Company and is segmented into two style indices, based on a "non-linear probability" method to assign stocks to the growth and value style indices. The term "probability" is used to indicate the degree of certainty that a stock is value or growth based on its relative book-to-price ratio and I/B/E/S forecast long-term growth mean. The Russell 1000(R) Growth index is designed to include those Russell 1000(R) securities higher price-to-book ratios and higher forecasted growth values. In contrast, the Russell 1000(R) Value index is designed to include those Russell 1000(R) securities with lower price-to-book ratios and lower forecasted growth values.

The Russell 2500(R) Growth Index offers investors access to the small to mid-cap growth segment of the U.S. equity universe. The Russell 2500(R) Growth is constructed to provide a comprehensive and unbiased barometer of the small to mid-cap growth market. Based on ongoing empirical research of investment manager behavior, the methodology used to determine growth probability approximates the aggregate small to mid-cap growth manager's opportunity set.

The Russell 2500(R) Value Index offers investors access to the small to mid-cap value segment of the U.S. equity universe. The Russell 2500(R) Value is constructed to provide a comprehensive and unbiased barometer of the small to mid-cap value market. Based on ongoing empirical research of investment manager behavior, the methodology used to determine value probability approximates the aggregate small to mid-cap value manager's opportunity set.

The Morgan Stanley Capital International Europe, Australasia, Far East Index (the "MSCI-EAFE Index") is an international, unmanaged, weighted stock market index that includes over 1,000 securities listed on the stock exchanges of 20 developed market countries from Europe, Australia, Asia and the Far East.

As of the close of May 30, 2003, MSCI implemented an enhanced methodology for the MSCI Global Value and Growth Indices, adopting a two dimensional framework for style segmentation in which value and growth securities are categorized using different attributes-three for value and five for growth including forward looking variables. The objective of the index design is to divide constituents of an underlying MSCI Standard Country Index into a value index and a growth index, each targeting 50% of the free float adjusted market capitalization of the underlying country index. Country Value/Growth indices are then aggregated into regional Value/Growth indices.

The Lehman Brothers Aggregate Bond Index is composed of the Mortgage-Backed Securities Index, the Asset-Backed Securities Index and the
Government/Corporate Bond Index. It is a broad measure of the performance of taxable bonds in the US market, with maturities of at least one year.

The Lehman Brothers High Yield Index covers the universe of fixed rate, non-investment grade debt. Pay-in-kind (PIK) bonds, Eurobonds, and debt issues from countries designated as emerging markets (e.g., Argentina, Brazil, Venezuela, etc.) are excluded, but Canadian and global bonds (SEC registered) of issuers in non-EMG countries are included. Original issue zeroes, step-up coupon structures, and 144-As are also included. Structured notes with embedded swaps or other special features and Private placements, floating rate securities, and Eurobonds also are excluded. Defaulted bonds were formerly included in the index. They have been removed from the index as of 7/1/00. The index includes both corporate and non-corporate sectors. The corporate sectors are Industrial, Utility, and Finance, which include both U.S. and non-U.S. corporations. The Yankee sector has been discontinued as of 7/1/00. The bonds in the former Yankee sector have not been removed from the index, but have been reclassified into other sectors.

The Lehman 1-10 Year TIPS Index is the 1-10 year maturity component of the unmanaged U.S. Treasury Inflation Notes index and consists of Inflation-Protection securities issued by the U.S. Treasury.

The FTSE EPRA/NAREIT Global Real Estate Index is a free-floating, market capitalization weighted index structured in such a way that it can be considered to represent general trends in all eligible real estate stocks world-wide. The index is designed to reflect the stock performance of companies engaged in specific aspects of the North American, European and Asian real estate markets.

The Merrill Lynch US Treasury 1-3 Year Index is an unmanaged index comprised of US Government securities, including agency securities, with remaining maturities, at month end, of one to three years.

To the extent an investment team utilizes investment techniques such as futures or options, the indices shown may not be substantially comparable to the performance of the investment team's Historical Accounts. The indices shown are included to illustrate material economic and market factors that existed during the time period shown. None of the indices reflects the deduction of any fees. If an investment team were to purchase a portfolio of securities substantially identical to the securities comprising the relevant index, the performance of the portion of the Strategy managed by that investment team relative to the index would be reduced by the Strategy's expenses, including brokerage commissions, advisory fees, distribution fees, custodial fees, transfer agency costs and other administrative expenses, as well as by the impact on the Strategy's shareholders of sales charges and income taxes.

The performance data on the following pages is provided solely to illustrate each investment team's performance in managing the Historical Accounts as measured against certain broad based market indices. The performance of each Strategy will be affected both by the performance of each investment team managing a portion of the Strategy's assets and by the Adviser's allocation of the Strategy's portfolio among its various investment teams. If some or all of the investment teams employed by the Adviser in managing a Strategy were to perform relatively poorly, and/or if the Adviser were to allocate more of the Strategy's portfolio to relatively poorly performing investment teams, the performance of the Strategy would suffer. Investors should not rely on the performance data of the Historical Accounts as an indication of future performance of all or any portion of the Strategies.

The investment performance for the periods presented may not be indicative of future rates of return. The performance was not calculated pursuant to the methodology established by the SEC that will be used to calculate the Strategies' performance. The use of methodology different from that used to calculate performance could result in different performance data.

                              HISTORICAL ACCOUNTS
    For periods ended September 30, 2006, with their Aggregate Assets as of
                              September 30, 2006

                                      Assets                                    Since   Inception
Investment Teams and Benchmarks    (in millions) 1 Year 3 Year 5 Year 10 Year Inception   Dates
-------------------------------    ------------- ------ ------ ------ ------- --------- ----------

Equity
--------------------------------------------------------------------------------------------------
US Large Cap Growth                  $20,882.7    2.73%  9.27%  3.40%  7.97%   14.53%   12/31/1977
  Russell 1000 Growth                             6.04%  8.36%  4.42%  5.46%
--------------------------------------------------------------------------------------------------
US Large Cap Value                   $22,434.4   14.58% 16.05% 11.21%           8.85%    3/31/1999
  Russell 1000 Value                             14.62% 17.25% 10.73%           6.97%
--------------------------------------------------------------------------------------------------
US Small/Mid Cap Value               $   740.4    8.51% 17.10% 16.18%          14.74%   12/31/2000
  Russell 2500 Value                             11.13% 18.86% 16.98%          13.46%
--------------------------------------------------------------------------------------------------
International Large Cap Growth       $ 3,656.5   13.64% 18.87% 13.73%  6.91%    7.81%   12/31/1990
  MSCI EAFE Growth                               16.68% 19.38% 12.38%  4.18%    5.26%
--------------------------------------------------------------------------------------------------
International Large Cap Value        $ 4,273.9   26.61% 26.69% 22.69%          18.01%    3/31/2001
  MSCI EAFE Value                                21.63% 25.23% 16.12%          11.87%
--------------------------------------------------------------------------------------------------
Global Real Estate                   $   878.1   28.04% 29.42%                 29.42%    9/30/2003
  FTSE EPRA/NAREIT Index                         30.63% 30.49%                 30.49%
--------------------------------------------------------------------------------------------------

Fixed Income
US Core Fixed Income                 $   996.3    3.57%  3.45%  4.55%  6.13%    7.09%   12/31/1986
  Lehman Aggregate Bond                           3.67%  3.38%  4.81%  6.42%    7.38%
--------------------------------------------------------------------------------------------------
US High Yield Bond                   $   601.5    6.33%  7.57%  8.68%  5.28%    6.99%   12/31/1986
  Lehman Brothers U.S. High Yield
   (2% Issuer Cap) Index                          7.24%  8.75% 10.54%  6.57%
--------------------------------------------------------------------------------------------------
Intermediate TIPS                    $    12.5    2.07%  3.58%  5.92%           7.01%    3/31/1999
  Lehman 1-10 Yr TIPS                             2.29%  3.95%  6.23%           7.27%
--------------------------------------------------------------------------------------------------
Low Duration Bond                    $ 1,428.5    3.88%  2.30%  3.12%  4.85%    4.87%   12/31/1995
  Merrill Lynch 1-3 Yr Treasury                   3.73%  1.91%  2.79%  4.79%    4.74%
--------------------------------------------------------------------------------------------------

* The inception date for the Russell 1000 Growth Index was December 31, 1978; the total returns for the US Large Cap Growth Strategy and that benchmark for that date through 9/30/06 were 14.57% and 11.77%, respectively.
**The inception date for the Lehman Brothers U.S. High Yield (2% Issuer Cap)
  Index was January 1, 1993; the total returns for the US High Yield Bond Composite and that benchmark for that date through 9/30/06 were 7.31% and 7.80%, respectively.

TRANSFER AGENCY AND RETIREMENT PLAN SERVICES
ABIS acts as the transfer agent for each Strategy. ABIS, an indirect wholly-owned subsidiary of the Adviser, registers the transfer, issuance and redemption of Strategy shares and disburses dividends and other distributions to Strategy shareholders.

Many Strategy shares are owned by financial intermediaries for the benefit of their customers. Retirement plans may also hold Strategy shares in the name of the plan, rather than the participant. In those cases, the Strategies often do not maintain an account for you. Thus, some or all of the transfer agency functions for these and certain other accounts are performed by the financial intermediaries and plan recordkeepers. The Strategies, ABI and/or the Adviser pays to these financial intermediaries and recordkeepers, including those that sell shares of the AllianceBernstein Mutual Funds, fees for sub-transfer agency and recordkeeping services in amounts ranging up to $19 per customer fund account per annum and/or up to 0.25% per annum of the average daily assets held through the intermediary. To the extent any of these payments for recordkeeping services or transfer agency services are made by the Strategies, they are included in the amount appearing opposite the caption "Other Expenses" found in the Strategy expense tables under "Fees and Expenses of the Strategies." In addition, financial intermediaries may be affiliates of entities that receive compensation from the Adviser or ABI for maintaining retirement plan "platforms" that facilitate trading by affiliated and non-affiliated financial intermediaries and recordkeeping for retirement plans.

Because financial intermediaries and plan recordkeepers may be paid varying amounts per class for sub-transfer agency and related recordkeeping services, the service requirements of which may also vary by class, this may create an additional incentive for financial intermediaries and their financial advisors to favor one fund complex over another or one class of shares over another.

DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

Income dividends and capital gains distributions, if any, declared by a Strategy on its outstanding shares will, at the election of each shareholder, be paid in cash or in additional shares of the same class of shares of that Strategy. If paid in additional shares, the shares will have an aggregate NAV as of the close of business on the declaration date of the dividend or distribution equal to the cash amount of the dividend or distribution. You may make an election to receive dividends and distributions in cash or in shares at the time you purchase shares. Your election can be changed at any time prior to a record date for a dividend. There is no sales or other charge in connection with the reinvestment of dividends or capital gains distributions. Cash dividends may be paid in check, or at your election, electronically via the ACH network.

If you receive an income dividend or capital gains distribution in cash you may, within 120 days following the date of its payment, reinvest the dividend or distribution in additional shares of that Strategy without charge by returning to the Adviser, with appropriate instructions, the check representing the dividend or distribution. Thereafter, unless you otherwise specify, you will be deemed to have elected to reinvest all subsequent dividends and distributions in shares of that Strategy.

Investments made through a 401(k) plan, 457 plan, employer sponsored 403(b) plan, profit sharing and money purchase plan, defined benefit plan or a nonqualified deferred compensation plan are subject to special United States federal income tax rules. Therefore, the federal income tax consequences described in this section apply only to investments made other than by such plans.

For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long a Strategy or an Underlying Portfolio owned the investments that generated them, rather than how long you have owned your shares. Distributions of net capital gains from the sale of investments that a Strategy or an Underlying Portfolio owned for more than one year and that are properly designated by a Strategy as capital gain dividends will be taxable as long-term capital gains. Distributions of gains from the sale of investments that a Strategy or an Underlying Portfolio owned for one year or less will be taxable as ordinary income. For taxable years beginning on or before December 31, 2010, distributions of investment income designated by a Strategy as derived from "qualified dividend income"--as further defined in the Strategies' SAI--will be taxed in the hands of individuals at the rates applicable to long-term capital gain provided holding period and other requirements are met at both the shareholder and Strategy level.

While it is the intention of each Strategy to distribute to its shareholders substantially all of each fiscal year's net investment income and net realized capital gains, if any, the amount and timing of any dividend or distribution will depend on the realization by the Strategy of income and capital gains from investments. There is no fixed dividend rate and there can be no assurance that a Strategy will pay any dividends or realize any capital gains. The final determination of the amount of a Strategy's return of capital distributions for the period will be made after the end of each taxable year.

An investment by a Strategy or an Underlying Portfolio in foreign securities may be subject to foreign withholding taxes. In that case, the Strategy's yield (either directly or indirectly as a result of such taxes being imposed on the Underlying Portfolio) on those securities would be decreased. None of the Strategies generally expects that shareholders will be able to claim a credit or a deduction with respect to foreign taxes. In addition, a Strategy's or an Underlying Portfolio's investment in foreign securities or foreign currencies may increase or decrease the Strategy's recognition of ordinary income and may affect the timing or amount of the Strategy's distributions.

An Underlying Portfolio's or a Strategy's investment in certain debt obligations may cause the Underlying Portfolio or the Strategy to recognize taxable income in excess of the cash generated by such obligations. Thus, a Strategy or an Underlying Portfolio could be required to sell other investments in order to satisfy their distribution requirements.

If you buy shares just before a Strategy deducts a distribution from its NAV, you will pay the full price for the shares and then receive a portion of the price back as a taxable distribution.

Any gain resulting from the sale or exchange of your shares will generally also be subject to tax.

Each year shortly after December 31, each Strategy will send its shareholders tax information stating the amount and type of all its distributions for the year. Consult your tax adviser about the federal, state, and local tax consequences in your particular circumstances.

If you are neither a citizen nor resident of the United States, each Strategy will withhold U.S. federal income tax at the rate of 30% on income dividends and other payments that are subject to such withholding. You may be able to arrange for a lower withholding rate under an applicable tax treaty if you supply the appropriate documentation required by the Strategy. Under the American Jobs Creation Act of 2004, for taxable years of each Strategy beginning after December 31, 2004 and before January 1, 2008, a Strategy is not required to withhold with respect to distributions of net short-term capital gains in excess of net long-term capital losses nor with respect to distributions of interest income that would not be subject to U.S. federal income tax if earned directly by a non-resident foreign person. Each Strategy is also required to apply backup withholding on distributions and redemption proceeds otherwise payable to any noncorporate shareholder (including a shareholder who is neither a citizen nor a resident of the United States) who does not furnish to the Strategy certain information and certifications or, in the case of distributions, who is otherwise subject to backup withholding. Backup withholding is not an additional tax. Rather, the federal income tax liability of persons subject to backup withholding will be offset by the amount of tax withheld. If backup withholding results in an overpayment of United States federal income tax, a refund or credit may be obtained from the Internal Revenue Service, provided that required information is furnished. The backup withholding rate is 28% for amounts paid through 2010 and will be 31% for amounts paid after December 31, 2010.

CONVERSION FEATURE
--------------------------------------------------------------------------------

As described above, Advisor Class shares may be held solely through certain fee-based program accounts and employee benefit plans and by investment advisory clients of, and certain persons associated with, the Adviser and its affiliates or a Strategy. If a holder of Advisor Class shares (i) ceases to participate in the fee-based program or plan or (ii) is otherwise no longer eligible to purchase Advisor Class shares (each a "Conversion Event"), then all Advisor Class shares held by the shareholder will convert automatically to Class A shares of the Strategy. Each Strategy will provide the shareholder with at least 30 days advance notice of such conversion. The failure of a shareholder or a fee-based program to satisfy the minimum investment requirements to purchase Advisor Class shares will not constitute a Conversion Event. The conversion would occur on the basis of the relative NAV of the two classes and without the imposition of any sales load, fee or other charge. Class A shares have a higher expense ratio, may pay lower dividends, and may have a lower NAV than Advisor Class shares.

GENERAL INFORMATION
--------------------------------------------------------------------------------

Under unusual circumstances, a Strategy may suspend redemptions or postpone payment for up to seven days or longer, as permitted by federal securities law. Each Strategy reserves the right to close an account that has remained below $500 for 90 days.

During drastic economic or market developments, you might have difficulty in reaching ABIS by telephone, in which event you should issue written instructions to ABIS. ABIS is not responsible for the authenticity of telephone requests to purchase, sell, or exchange shares. ABIS will employ reasonable procedures to verify that telephone requests are genuine, and could be liable for losses resulting from unauthorized transactions if it failed to do so. Dealers and agents may charge a commission for handling telephone requests. The telephone service may be suspended or terminated at any time without notice.

Shareholder Services. ABIS offers a variety of shareholder services. For more information about these services or your account, call ABIS's toll-free number, 800-221-5672. Some services are described in the Subscription Application.

Householding. Many shareholders of the AllianceBernstein Mutual Funds have family members living in the same home who also own shares of the same Strategies. In order to reduce the amount of duplicative mail that is sent to homes with more than one Strategy account and to reduce expenses of the Strategy, all AllianceBernstein Mutual Funds will, until notified otherwise, send only one copy of each prospectus, shareholder report and proxy statement to each household address. This process, known as "householding," does not apply to account statements, confirmations, or personal tax information. If you do not wish to participate in householding, or wish to discontinue householding at any time, call ABIS at 800-221-5672. We will resume separate mailings for your account within 30 days of your request.

                     (This page intentionally left blank.)

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand each Strategy's financial performance for the past five years (or, if shorter, the period of the Strategy's operations). Certain information reflects financial results for a single share of each Strategy. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Strategy (assuming reinvestment of all dividends and distributions). This information for the most recently completed fiscal year has been audited by KPMG LLP, independent registered public accounting firm for the Strategies, whose reports, along with each Strategy's financial statements, are included in each Strategy's annual report, which is available upon request.

                                                                                   Income from Investment Operations
                                                                                 --------------------------------------
                                                                                                                Net
                                                                                                              Increase
                                                                                               Net Realized  (Decrease)
                                                                       Net Asset     Net      and Unrealized   in Net
                                                                        Value,    Investment  Gain (Loss) on   Asset
                                                                       Beginning    Income      Investment   Value from
                        Fiscal Year or Period                          of Period (Loss)(a)(b)  Transactions  Operations
                        ---------------------                          --------- ------------ -------------- ----------
AllianceBernstein 2000 Retirement Strategy
Class A
Year ended 8/31/06....................................................  $10.00      $0.15         $0.73        $0.88
Class B
Year ended 8/31/06....................................................  $10.00      $0.14         $0.67        $0.81
Class C
Year ended 8/31/06....................................................  $10.00      $0.11         $0.70        $0.81
Advisor Class
Year ended 8/31/06....................................................  $10.00      $0.27         $0.65        $0.92
AllianceBernstein 2005 Retirement Strategy
Class A
Year ended 8/31/06....................................................  $10.00      $0.13         $0.79        $0.92
Class B
Year ended 8/31/06....................................................  $10.00      $0.05         $0.79        $0.84
Class C
Year ended 8/31/06....................................................  $10.00      $0.07         $0.76        $0.83
Advisor Class
Year ended 8/31/06....................................................  $10.00      $0.20         $0.75        $0.95
AllianceBernstein 2010 Retirement Strategy
Class A
Year ended 8/31/06....................................................  $10.00      $0.13         $0.87        $1.00
Class B
Year ended 8/31/06....................................................  $10.00      $0.05         $0.87        $0.92
Class C
Year ended 8/31/06....................................................  $10.00      $0.03         $0.89        $0.92
Advisor Class
Year ended 8/31/06....................................................  $10.00      $0.19         $0.83        $1.02
AllianceBernstein 2015 Retirement Strategy
Class A
Year ended 8/31/06....................................................  $10.00      $0.11         $0.98        $1.09
Class B
Year ended 8/31/06....................................................  $10.00      $0.05         $0.97        $1.02
Class C
Year ended 8/31/06....................................................  $10.00      $0.07         $0.95        $1.02
Advisor Class
Year ended 8/31/06....................................................  $10.00      $0.07         $1.06        $1.13

                                                                             Less Dividends and Distributions
                                                                       --------------------------------------------

                                                                                                            Total
                                                                                                          Investment
                                                                       Dividends  Distributions Net Asset   Return
                                                                        from Net    From Net     Value,    Based on
                                                                       Investment   Realized     End of   Net Asset
                        Fiscal Year or Period                            Income       Gains      Period    Value(c)
                        ---------------------                          ---------- ------------- --------- ----------
AllianceBernstein 2000 Retirement Strategy
Class A
Year ended 8/31/06....................................................     --          --        $10.88      8.80%
Class B
Year ended 8/31/06....................................................     --          --        $10.81      8.10%
Class C
Year ended 8/31/06....................................................     --          --        $10.81      8.10%
Advisor Class
Year ended 8/31/06....................................................     --          --        $10.92      9.20%
AllianceBernstein 2005 Retirement Strategy
Class A
Year ended 8/31/06....................................................     --          --        $10.92      9.20%
Class B
Year ended 8/31/06....................................................     --          --        $10.84      8.40%
Class C
Year ended 8/31/06....................................................     --          --        $10.83      8.30%
Advisor Class
Year ended 8/31/06....................................................     --          --        $10.95      9.50%
AllianceBernstein 2010 Retirement Strategy
Class A
Year ended 8/31/06....................................................     --          --        $11.00     10.00%
Class B
Year ended 8/31/06....................................................     --          --        $10.92      9.20%
Class C
Year ended 8/31/06....................................................     --          --        $10.92      9.20%
Advisor Class
Year ended 8/31/06....................................................     --          --        $11.02     10.20%
AllianceBernstein 2015 Retirement Strategy
Class A
Year ended 8/31/06....................................................     --          --        $11.09     10.90%
Class B
Year ended 8/31/06....................................................     --          --        $11.02     10.20%
Class C
Year ended 8/31/06....................................................     --          --        $11.02     10.20%
Advisor Class
Year ended 8/31/06....................................................     --          --        $11.13     11.30%

                            Ratios/Supplemental Data
  ---------------------------------------------------------------------------
                                                      Ratio of
                   Ratio to Average Net Assets of:      Net
                  ---------------------------        Investment
                    Expenses,        Expenses,         Income
    Net Assets        Net of           Before        (Loss) to
   End of Period     Waivers/         Waivers/        Average      Portfolio
  (000's omitted) Reimbursements   Reimbursements    Net Assets  Turnover Rate
  --------------- --------------   --------------    ----------  -------------

      $  938           1.05%(d)(e)     104.94%(d)(e)    1.73%(b)      51%
      $   29           1.75%(d)(e)     169.75%(d)(e)    1.40%(b)      51%
      $   34           1.75%(d)(e)     172.05%(d)(e)    1.10%(b)      51%
      $   11           0.75%(d)(e)     189.29%(d)(e)    2.61%(b)      51%

      $3,898           1.03%(d)         13.72%(d)       1.36%(b)      44%
      $  357           1.73%(d)         19.10%(d)       0.49%(b)      44%
      $  167           1.73%(d)         22.53%(d)       0.73%(b)      44%
      $   11           0.73%(d)         45.94%(d)       1.87%(b)      44%

      $9,180           1.13%(d)          8.18%(d)       1.39%(b)       7%
      $  622           1.83%(d)          9.35%(d)       0.47%(b)       7%
      $  899           1.83%(d)          8.39%(d)       0.28%(b)       7%
      $  272           0.83%(d)          9.17%(d)       1.93%(b)       7%

      $8,277           1.13%(d)          8.93%(d)       1.12%(b)      12%
      $1,207           1.83%(d)         10.01%(d)       0.48%(b)      12%
      $  378           1.83%(d)         10.90%(d)       0.68%(b)      12%
      $  124           0.83%(d)         24.93%(d)       0.90%(b)      12%

                                              Income from Investment Operations          Less Dividends and Distributions
                                            -------------------------------------- --------------------------------------------
                                                                           Net
                                                                         Increase                                       Total
                                                          Net Realized  (Decrease)                                    Investment
                                  Net Asset     Net      and Unrealized   in Net   Dividends  Distributions Net Asset   Return
                                   Value,    Investment  Gain (Loss) on   Asset     from Net    From Net     Value,    Based on
                                  Beginning    Income      Investment   Value from Investment   Realized     End of   Net Asset
      Fiscal Year or Period       of Period (Loss)(a)(b)  Transactions  Operations   Income       Gains      Period    Value(c)
      ---------------------       --------- ------------ -------------- ---------- ---------- ------------- --------- ----------
AllianceBernstein 2020 Retirement
 Strategy
Class A
Year ended 8/31/06...............  $10.00      $ 0.09        $1.09        $1.18        --          --        $11.18     11.80%
Class B
Year ended 8/31/06...............  $10.00      $ 0.04        $1.06        $1.10        --          --        $11.10     11.00%
Class C
Year ended 8/31/06...............  $10.00      $ 0.03        $1.07        $1.10        --          --        $11.10     11.00%
Advisor Class
Year ended 8/31/06...............  $10.00      $ 0.10        $1.11        $1.21        --          --        $11.21     12.10%
AllianceBernstein 2025 Retirement
 Strategy
Class A
Year ended 8/31/06...............  $10.00      $ 0.08        $1.36        $1.44        --          --        $11.44     14.40%
Class B
Year ended 8/31/06...............  $10.00      $ 0.01        $1.34        $1.35        --          --        $11.35     13.50%
Class C
Year ended 8/31/06...............  $10.00      $ 0.00(f)     $1.36        $1.36        --          --        $11.36     13.60%
Advisor Class
Year ended 8/31/06...............  $10.00      $ 0.12        $1.35        $1.47        --          --        $11.47     14.70%
AllianceBernstein 2030 Retirement
 Strategy
Class A
Year ended 8/31/06...............  $10.00      $ 0.03        $1.21        $1.24        --          --        $11.24     12.40%
Class B
Year ended 8/31/06...............  $10.00      $(0.01)       $1.15        $1.14        --          --        $11.14     11.40%
Class C
Year ended 8/31/06...............  $10.00      $(0.03)       $1.18        $1.15        --          --        $11.15     11.50%
Advisor Class
Year ended 8/31/06...............  $10.00      $ 0.09        $1.17        $1.26        --          --        $11.26     12.60%
AllianceBernstein 2035 Retirement
 Strategy
Class A
Year ended 8/31/06...............  $10.00      $ 0.03        $1.27        $1.30        --          --        $11.30     13.00%
Class B
Year ended 8/31/06...............  $10.00      $(0.05)       $1.27        $1.22        --          --        $11.22     12.20%
Class C
Year ended 8/31/06...............  $10.00      $(0.04)       $1.25        $1.21        --          --        $11.21     12.10%
Advisor Class
Year ended 8/31/06...............  $10.00      $ 0.05        $1.27        $1.32        --          --        $11.32     13.20%

                            Ratios/Supplemental Data
  ---------------------------------------------------------------------------
                                                     Ratio of
                   Ratio to Average Net Assets of:     Net
                  --------------------------        Investment
                    Expenses,        Expenses,        Income
    Net Assets        Net of           Before       (Loss) to
   End of Period     Waivers/         Waivers/       Average       Portfolio
  (000's omitted) Reimbursements   Reimbursements   Net Assets   Turnover Rate
  --------------- --------------   --------------   ----------   -------------

      $9,573           1.18%(d)         8.52%(d)       0.93%(b)        5%
      $  982           1.88%(d)         9.59%(d)       0.41%(b)        5%
      $  585           1.88%(d)         9.83%(d)       0.32%(b)        5%
      $   41           0.88%(d)        29.32%(d)       1.14%(b)        5%

      $7,332           1.18%(d)         8.73%(d)       0.79%(b)        6%
      $  525           1.88%(d)        10.10%(d)       0.06%(b)        6%
      $  386           1.88%(d)         9.47%(d)       0.04%(b)        6%
      $  236           0.88%(d)         9.42%(d)       1.09%(b)        6%

      $4,240           1.19%(d)(e)     13.11%(d)(e)    0.35%(b)        7%
      $  374           1.89%(d)(e)     16.08%(d)(e)   (0.14)%(b)       7%
      $  230           1.89%(d)(e)     15.16%(d)(e)   (0.26)%(b)       7%
      $   31           0.89%(d)(e)     22.50%(d)(e)    0.88%(b)        7%

      $3,290           1.20%(d)(e)     17.78%(d)(e)    0.35%(b)       10%
      $  350           1.90%(d)(e)     20.23%(d)(e)   (0.47)%(b)      10%
      $  398           1.90%(d)(e)     19.62%(d)(e)   (0.38)%(b)      10%
      $  228           0.90%(d)(e)     19.84%(d)(e)    0.54%(b)       10%

                                              Income from Investment Operations          Less Dividends and Distributions
                                            -------------------------------------- --------------------------------------------
                                                                           Net
                                                                         Increase                                       Total
                                                          Net Realized  (Decrease)                                    Investment
                                  Net Asset     Net      and Unrealized   in Net   Dividends  Distributions Net Asset   Return
                                   Value,    Investment  Gain (Loss) on   Asset     from Net    From Net     Value,    Based on
                                  Beginning    Income      Investment   Value from Investment   Realized     End of   Net Asset
      Fiscal Year or Period       of Period (Loss)(a)(b)  Transactions  Operations   Income       Gains      Period    Value(c)
      ---------------------       --------- ------------ -------------- ---------- ---------- ------------- --------- ----------
AllianceBernstein 2040 Retirement
 Strategy
Class A
Year ended 8/31/06...............  $10.00      $ 0.02        $1.36        $1.38        --          --        $11.38     13.80%
Class B
Year ended 8/31/06...............  $10.00      $(0.05)       $1.36        $1.31        --          --        $11.31     13.10%
Class C
Year ended 8/31/06...............  $10.00      $(0.03)       $1.34        $1.31        --          --        $11.31     13.10%
Advisor Class
Year ended 8/31/06...............  $10.00      $ 0.10        $1.32        $1.42        --          --        $11.42     14.20%
AllianceBernstein 2045 Retirement
 Strategy
Class A
Year ended 8/31/06...............  $10.00      $ 0.04        $1.38        $1.42        --          --        $11.42     14.20%
Class B
Year ended 8/31/06...............  $10.00      $(0.03)       $1.37        $1.34        --          --        $11.34     13.40%
Class C
Year ended 8/31/06...............  $10.00      $(0.07)       $1.41        $1.34        --          --        $11.34     13.40%
Advisor Class
Year ended 8/31/06...............  $10.00      $ 0.09        $1.36        $1.45        --          --        $11.45     14.50%

                            Ratios/Supplemental Data
  ---------------------------------------------------------------------------
                                                     Ratio of
                   Ratio to Average Net Assets of:     Net
                  --------------------------        Investment
                    Expenses,        Expenses,        Income
    Net Assets        Net of           Before       (Loss) to
   End of Period     Waivers/         Waivers/       Average       Portfolio
  (000's omitted) Reimbursements   Reimbursements   Net Assets   Turnover Rate
  --------------- --------------   --------------   ----------   -------------

      $1,764           1.21%(d)(e)     32.68%(d)(e)    0.20%(b)       20%
      $  530           1.91%(d)(e)     35.10%(d)(e)   (0.50)%(b)      20%
      $  155           1.91%(d)(e)     42.81%(d)(e)   (0.32)%(b)      20%
      $   74           0.91%(d)(e)     55.18%(d)(e)    0.97%(b)       20%

      $1,057           1.23%(d)(e)     44.80%(d)(e)    0.44%(b)       13%
      $  140           1.93%(d)(e)     54.54%(d)(e)   (0.28)%(b)      13%
      $  129           1.93%(d)(e)     66.89%(d)(e)   (0.73)%(b)      13%
      $  245           0.93%(d)(e)     52.18%(d)(e)    0.85%(b)       13%

--------
(a)Based on average shares outstanding.

(b)Net of expenses waived and reimbursed by the Adviser.

(c)Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(d)Expense ratios do not include expenses of the Underlying Portfolios in which the Strategies invest. For the year ended August 31, 2006, the estimated blended expense ratio was 0.07% for each of the Strategies.

(e)Ratios reflect expenses grossed up for expense offset arrangements with the Transfer Agent. For the period shown below, the net expense ratios were as follows:

                            Year Ended August 31, 2006
              ------------------------------------------------------
                 2000       2030       2035       2040       2045
              Retirement Retirement Retirement Retirement Retirement
               Strategy   Strategy   Strategy   Strategy   Strategy
              ---------- ---------- ---------- ---------- ----------
Class A......   1.03%      1.18%      1.18%      1.18%      1.18%
Class B......   1.73%      1.88%      1.88%      1.88%      1.88%
Class C......   1.73%      1.88%      1.88%      1.88%      1.88%
Advisor Class   0.73%      0.88%      0.88%      0.88%      0.88%

(f)Amount is less than $(0.005).

APPENDIX A
--------------------------------------------------------------------------------

Hypothetical Investment and Expense Information

The settlement between the Adviser and the NYAG require the Strategies to include the following supplemental hypothetical investment information that provides additional information calculated and presented in a manner different from expense information found under "Fees and Expenses of the Strategies" in this Prospectus about the effect of a Strategy's expenses, including investment advisory fees and other Strategy costs, on a Strategy's returns over a 10-year period. The chart shows the estimated expenses (net of any fee or expense waiver for the first year) that would be charged on a hypothetical investment of $10,000 in Class A shares of a Strategy assuming a 5% return each year including an initial sales charge of 4.25%. Except as otherwise indicated, the chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for each Strategy is the same as stated under "Financial Highlights." If you wish to obtain hypothetical investment information for other classes of shares of a Strategy, please refer to the "Mutual Fund Fees and Expenses Calculators" on www.AllianceBernstein.com. Your actual expenses may be higher or lower.

                   AllianceBernstein 2045 Retirement Strategy
   --------------------------------------------------------------------------
                                                  Hypothetical
                     Hypothetical                   Expenses     Hypothetical
        Hypothetical Performance   Investment   (Current Expense    Ending
   Year  Investment    Earnings   After Returns  Ratio = 1.25%)   Investment
   ---- ------------ ------------ ------------- ---------------- ------------
    1    $10,000.00   $  500.00    $10,500.00      $  131.25      $10,368.75
    2     10,368.75      518.44     10,887.19         136.09       10,751.10
    3     10,751.10      537.55     11,288.65         141.11       11,147.54
    4     11,147.54      557.38     11,704.92         146.31       11,558.61
    5     11,558.61      577.93     12,136.54         151.71       11,984.83
    6     11,984.83      599.24     12,584.08         157.30       12,426.77
    7     12,426.77      621.34     13,048.11         163.10       12,885.01
    8     12,885.01      644.25     13,529.26         169.12       13,360.15
    9     13,360.15      668.01     14,028.15         175.35       13,852.80
    10    13,852.80      692.64     14,545.44         181.82       14,363.62
   --------------------------------------------------------------------------
   Cumulative          5,916.78                     1,553.15

                   AllianceBernstein 2040 Retirement Strategy
   --------------------------------------------------------------------------
                                                  Hypothetical
                     Hypothetical                   Expenses     Hypothetical
        Hypothetical Performance   Investment   (Current Expense    Ending
   Year  Investment    Earnings   After Returns  Ratio = 1.25%)   Investment
   ---- ------------ ------------ ------------- ---------------- ------------
    1    $10,000.00   $  500.00    $10,500.00      $  131.25      $10,368.75
    2     10,368.75      518.44     10,887.19         136.09       10,751.10
    3     10,751.10      537.55     11,288.65         141.11       11,147.54
    4     11,147.54      557.38     11,704.92         146.31       11,558.61
    5     11,558.61      577.93     12,136.54         151.71       11,984.83
    6     11,984.83      599.24     12,584.08         157.30       12,426.77
    7     12,426.77      621.34     13,048.11         163.10       12,885.01
    8     12,885.01      644.25     13,529.26         169.12       13,360.15
    9     13,360.15      668.01     14,028.15         175.35       13,852.80
    10    13,852.80      692.64     14,545.44         181.82       14,363.62
   --------------------------------------------------------------------------
   Cumulative          5,916.78                     1,553.15

                   AllianceBernstein 2035 Retirement Strategy
   --------------------------------------------------------------------------
                                                  Hypothetical
                     Hypothetical                   Expenses     Hypothetical
        Hypothetical Performance   Investment   (Current Expense    Ending
   Year  Investment    Earnings   After Returns  Ratio = 1.25%)   Investment
   ---- ------------ ------------ ------------- ---------------- ------------
    1    $10,000.00   $  500.00    $10,500.00      $  131.25      $10,368.75
    2     10,368.75      518.44     10,887.19         136.09       10,751.10
    3     10,751.10      537.55     11,288.65         141.11       11,147.54
    4     11,147.54      557.38     11,704.92         146.31       11,558.61
    5     11,558.61      577.93     12,136.54         151.71       11,984.83
    6     11,984.83      599.24     12,584.08         157.30       12,426.77
    7     12,426.77      621.34     13,048.11         163.10       12,885.01
    8     12,885.01      644.25     13,529.26         169.12       13,360.15
    9     13,360.15      668.01     14,028.15         175.35       13,852.80
    10    13,852.80      692.64     14,545.44         181.82       14,363.62
   --------------------------------------------------------------------------
   Cumulative          5,916.78                     1,553.15

--------------------------------------------------------------------------------


                   AllianceBernstein 2030 Retirement Strategy
   --------------------------------------------------------------------------
                                                  Hypothetical
                     Hypothetical                   Expenses     Hypothetical
        Hypothetical Performance   Investment   (Current Expense    Ending
   Year  Investment    Earnings   After Returns  Ratio = 1.25%)   Investment
   ---- ------------ ------------ ------------- ---------------- ------------
    1    $10,000.00   $  500.00    $10,500.00      $  131.25      $10,368.75
    2     10,368.75      518.44     10,887.19         136.09       10,751.10
    3     10,751.10      537.55     11,288.65         141.11       11,147.54
    4     11,147.54      557.38     11,704.92         146.31       11,558.61
    5     11,558.61      577.93     12,136.54         151.71       11,984.83
    6     11,984.83      599.24     12,584.08         157.30       12,426.77
    7     12,426.77      621.34     13,048.11         163.10       12,885.01
    8     12,885.01      644.25     13,529.26         169.12       13,360.15
    9     13,360.15      668.01     14,028.15         175.35       13,852.80
    10    13,852.80      692.64     14,545.44         181.82       14,363.62
   --------------------------------------------------------------------------
   Cumulative          5,916.78                     1,553.15

                   AllianceBernstein 2025 Retirement Strategy
   --------------------------------------------------------------------------
                                                  Hypothetical
                     Hypothetical                   Expenses     Hypothetical
        Hypothetical Performance   Investment   (Current Expense    Ending
   Year  Investment    Earnings   After Returns  Ratio = 1.25%)   Investment
   ---- ------------ ------------ ------------- ---------------- ------------
    1    $10,000.00   $  500.00    $10,500.00      $  131.25      $10,368.75
    2     10,368.75      518.44     10,887.19         136.09       10,751.10
    3     10,751.10      537.55     11,288.65         141.11       11,147.54
    4     11,147.54      557.38     11,704.92         146.31       11,558.61
    5     11,558.61      577.93     12,136.54         151.71       11,984.83
    6     11,984.83      599.24     12,584.08         157.30       12,426.77
    7     12,426.77      621.34     13,048.11         163.10       12,885.01
    8     12,885.01      644.25     13,529.26         169.12       13,360.15
    9     13,360.15      668.01     14,028.15         175.35       13,852.80
    10    13,852.80      692.64     14,545.44         181.82       14,363.62
   --------------------------------------------------------------------------
   Cumulative          5,916.78                     1,553.15

                   AllianceBernstein 2020 Retirement Strategy
   --------------------------------------------------------------------------
                                                  Hypothetical
                     Hypothetical                   Expenses     Hypothetical
        Hypothetical Performance   Investment   (Current Expense    Ending
   Year  Investment    Earnings   After Returns  Ratio = 1.25%)   Investment
   ---- ------------ ------------ ------------- ---------------- ------------
    1    $10,000.00   $  500.00    $10,500.00      $  131.25      $10,368.75
    2     10,368.75      518.44     10,887.19         136.09       10,751.10
    3     10,751.10      537.55     11,288.65         141.11       11,147.54
    4     11,147.54      557.38     11,704.92         146.31       11,558.61
    5     11,558.61      577.93     12,136.54         151.71       11,984.83
    6     11,984.83      599.24     12,584.08         157.30       12,426.77
    7     12,426.77      621.34     13,048.11         163.10       12,885.01
    8     12,885.01      644.25     13,529.26         169.12       13,360.15
    9     13,360.15      668.01     14,028.15         175.35       13,852.80
    10    13,852.80      692.64     14,545.44         181.82       14,363.62
   --------------------------------------------------------------------------
   Cumulative          5,916.78                     1,553.15

                   AllianceBernstein 2015 Retirement Strategy
   --------------------------------------------------------------------------
                                                  Hypothetical
                     Hypothetical                   Expenses     Hypothetical
        Hypothetical Performance   Investment   (Current Expense    Ending
   Year  Investment    Earnings   After Returns  Ratio = 1.20%)   Investment
   ---- ------------ ------------ ------------- ---------------- ------------
    1    $10,000.00   $  500.00    $10,500.00      $  126.00      $10,374.00
    2     10,374.00      518.70     10,892.70         130.71       10,761.99
    3     10,761.99      538.10     11,300.09         135.60       11,164.49
    4     11,164.49      558.22     11,722.71         140.67       11,582.04
    5     11,582.04      579.10     12,161.14         145.93       12,015.21
    6     12,015.21      600.76     12,615.97         151.39       12,464.57
    7     12,464.57      623.23     13,087.80         157.05       12,930.75
    8     12,930.75      646.54     13,577.29         162.93       13,414.36
    9     13,414.36      670.72     14,085.06         169.02       13,916.06
    10    13,916.06      695.80     14,611.86         175.34       14,436.52
   --------------------------------------------------------------------------
   Cumulative          5,931.17                     1,494.66

--------------------------------------------------------------------------------


                   AllianceBernstein 2010 Retirement Strategy
   --------------------------------------------------------------------------
                                                  Hypothetical
                     Hypothetical                   Expenses     Hypothetical
        Hypothetical Performance   Investment   (Current Expense    Ending
   Year  Investment    Earnings   After Returns  Ratio = 1.20%)   Investment
   ---- ------------ ------------ ------------- ---------------- ------------
    1    $10,000.00   $  500.00    $10,500.00      $  126.00      $10,374.00
    2     10,374.00      518.70     10,892.70         130.71       10,761.99
    3     10,761.99      538.10     11,300.09         135.60       11,164.49
    4     11,164.49      558.22     11,722.71         140.67       11,582.04
    5     11,582.04      579.18     12,161.14         145.93       12,015.21
    6     12,015.21      600.76     12,615.97         151.39       12,464.57
    7     12,464.57      623.23     13,087.80         157.05       12,930.75
    8     12,930.75      646.54     13,577.29         162.93       13,414.35
    9     13,414.36      670.72     14,085.08         169.02       13,916.06
    10    13,916.06      695.80     14,611.86         175.34       14,436.52
   --------------------------------------------------------------------------
   Cumulative          5,931.17                     1,494.66

                   AllianceBernstein 2005 Retirement Strategy
   --------------------------------------------------------------------------
                                                  Hypothetical
                     Hypothetical                   Expenses     Hypothetical
        Hypothetical Performance   Investment   (Current Expense    Ending
   Year  Investment    Earnings   After Returns  Ratio = 1.10%)   Investment
   ---- ------------ ------------ ------------- ---------------- ------------
    1    $10,000.00   $  500.00    $10,500.00      $  115.50      $10,384.50
    2     10,384.50      519.23     10,903.73         119.94       10,783.78
    3     10,783.78      539.19     11,322.97         124.55       11,198.42
    4     11,198.42      559.92     11,758.34         129.34       11,629.00
    5     11,629.00      581.45     12,210.45         134.31       12,076.13
    6     12,076.13      603.81     12,679.94         139.48       12,540.46
    7     12,540.46      627.02     13,167.49         144.84       13,022.64
    8     13,022.64      651.13     13,673.78         150.41       13,523.36
    9     13,523.36      676.17     14,199.53         156.19       14,043.34
    10    14,043.34      702.17     14,745.50         162.20       14,583.30
   --------------------------------------------------------------------------
   Cumulative          5,960.08                     1,376.78

                   AllianceBernstein 2000 Retirement Strategy
   --------------------------------------------------------------------------
                                                  Hypothetical
                     Hypothetical                   Expenses     Hypothetical
        Hypothetical Performance   Investment   (Current Expense    Ending
   Year  Investment    Earnings   After Returns  Ratio = 1.10%)   Investment
   ---- ------------ ------------ ------------- ---------------- ------------
    1    $10,000.00   $  500.00    $10,500.00      $  115.50      $10,384.50
    2     10,384.50      519.23     10,903.73         119.94       10,783.78
    3     10,783.78      539.19     11,322.97         124.55       11,198.42
    4     11,198.42      559.92     11,758.34         129.34       11,629.00
    5     11,629.00      581.45     12,210.45         134.31       12,076.13
    6     12,076.13      603.81     12,679.94         139.48       12,540.46
    7     12,540.46      627.02     13,167.49         144.84       13,022.64
    8     13,022.64      651.13     13,673.78         150.41       13,523.36
    9     13,523.36      676.17     14,199.53         156.19       14,043.34
    10    14,043.34      702.17     14,745.50         162.20       14,583.30
   --------------------------------------------------------------------------
   Cumulative          5,960.08                     1,376.78

For more information about the Strategies, the following documents are available upon request:

..  Annual/Semi-Annual Reports to Shareholders
Each Strategy's annual and semi-annual reports to shareholders contain additional information on the Strategy's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected a Strategy's performance during its last fiscal year.

..  Statement of Additional Information (SAI)
The Strategies have an SAI, which contains more detailed information about the Strategies, including their operations and investment policies. The Strategies' SAI and the independent registered public accounting firm's report and financial statements in the Strategies' most recent annual report to shareholders are incorporated by reference into (and are legally part of) this Prospectus.

You may request a free copy of the current annual/semi-annual report or SAI, or make inquiries concerning the Strategies, by contacting your broker or other financial intermediary, or by contacting the Adviser:

By Mail:  c/o AllianceBernstein Investor Services
          P.O. Box 786003
          San Antonio, TX 78278-6003

By Phone: For Information: (800) 221-5672
          For Literature: (800) 227-4618

Or you may view or obtain these documents from the Commission:

.. Call the Commission at 1-202-551-8090 for information on the operation of the Public Reference Room.

..  Reports and other information about each Strategy are available on the EDGAR
   Database on the Commission's Internet site at http://www.sec.gov.

.. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, DC 20549-0102.

On the Internet: www.sec.gov

You also may find these documents and more information about the Adviser and the Strategies on the Internet at: www.AllianceBernstein.com.

AllianceBernstein(R) and the AB Logo are registered trademarks and service marks used by permission of the owner, AllianceBernstein L.P.

SEC File No.: 811-21081



  Privacy Notice
  (This information is not part of the Prospectus.)

  AllianceBernstein L.P., the AllianceBernstein Family of Funds and AllianceBernstein Investments, Inc. (collectively, "AllianceBernstein" or "we") understand the importance of maintaining the confidentiality of our clients' nonpublic personal information. Nonpublic personal information is personally identifiable financial information about our clients who are natural persons. To provide financial products and services to our clients, we may collect information about clients from sources, including: (1) account documentation, including applications or other forms, which may contain information such as a client's name, address, phone number, social security number, assets, income, and other household information, (2) clients' transactions with us and others, such as account balances and transactions history, and (3) information from visitors to our websites provided through online forms, site visitorship data, and online information collecting devices known as "cookies."

  It is our policy not to disclose nonpublic personal information about our clients (or former clients) except to our affiliates, or to others as permitted or required by law. From time to time, AllianceBernstein may disclose nonpublic personal information that we collect about our clients (or former clients), as described above, to non-affiliated third parties, including those that perform processing or servicing functions and those that provide marketing services for us or on our behalf under a joint marketing agreement that requires the third party provider to adhere to AllianceBernstein's privacy policy. We have policies and procedures to safeguard nonpublic personal information about our clients (and former clients) that include restricting access to such nonpublic personal information and maintaining physical, electronic and procedural safeguards, that comply with applicable standards, to safeguard such nonpublic personal information.

                                                                  PRO-0107-1206

                             RETIREMENT STRATEGIES
 AllianceBernstein Retirement Strategies(R)
 Retirement Shares


                                    [GRAPHIC]

                                        AllianceBernstein 2000 Retirement Strategy

                                    [GRAPHIC]

                                        AllianceBernstein 2005 Retirement Strategy

                                    [GRAPHIC]

                                        AllianceBernstein 2010 Retirement Strategy

                                    [GRAPHIC]

                                        AllianceBernstein 2015 Retirement Strategy

                                    [GRAPHIC]

                                        AllianceBernstein 2020 Retirement Strategy

                                    [GRAPHIC]

                                        AllianceBernstein 2025 Retirement Strategy

                                    [GRAPHIC]

                                        AllianceBernstein 2030 Retirement Strategy

                                    [GRAPHIC]

                                        AllianceBernstein 2035 Retirement Strategy

                                    [GRAPHIC]

                                        AllianceBernstein 2040 Retirement Strategy

                                    [GRAPHIC]

                                        AllianceBernstein 2045 Retirement Strategy


 Each of the AllianceBernstein Retirement Strategies seeks the highest total return over time consistent with its asset mix. The asset mix in each AllianceBernstein Retirement Strategy will emphasize capital growth for periods further from retirement (which, for example, is the case for the AllianceBernstein 2045 Retirement Strategy) and capital preservation and income for periods nearer to and after retirement (which, for example, is the case for the AllianceBernstein 2000 Retirement Strategy). All AllianceBernstein Retirement Strategies will eventually have a static asset allocation mix fifteen years after the target retirement year.

 The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

                                                                  [LOGO]

                                       ALLIANCEBERNSTEIN

                                          Investments




                                                                     Prospectus
                                                              December 29, 2006

Investment Products Offered
(right triangle) Are Not FDIC Insured
(right triangle) May Lose Value
(right triangle) Are Not Bank Guaranteed

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                       Page

RISK/RETURN SUMMARY...................................   4
Investment Objectives and Principal Policies and Risks   4
Performance and Bar Chart Information.................   5
Summary of Principal Risks............................   6

FEES AND EXPENSES OF THE STRATEGIES...................   8

INVESTING IN THE STRATEGIES...........................  13
How to Buy Shares.....................................  13
The Different Share Class Expenses....................  13
Distribution Arrangements for Group Retirement Plans..  14
Payments to Financial Intermediaries..................  14
How to Exchange Shares................................  15
How to Sell or Redeem Shares..........................  15
Frequent Purchases and Redemptions of Strategy
 Shares...............................................  16
How the Strategies Value Their Shares.................  17

                                             Page

GLOSSARY....................................  18

DESCRIPTION OF THE STRATEGIES...............  19
Investment Objective and Principal Policies.  19
Description of Underlying Portfolios........  19

MANAGEMENT OF THE STRATEGIES................  25
Investment Adviser..........................  25
Portfolio Managers..........................  25
Legal Proceedings...........................  25
Transfer Agency and Retirement Plan Services  31

DIVIDENDS, DISTRIBUTIONS AND TAXES..........  31

GENERAL INFORMATION.........................  32

FINANCIAL HIGHLIGHTS........................  33

APPENDIX A--HYPOTHETICAL INVESTMENT AND
  EXPENSE INFORMATION.......................  38

The investment adviser for the AllianceBernstein Retirement Strategies is AllianceBernstein L.P., a global investment manager providing diversified services to institutions and individuals through a broad line of investments including more than 120 mutual funds.

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

The following is a summary of certain key information about the AllianceBernstein Retirement Strategies. This Summary describes the Strategies' objectives, principal investment strategies and principal risks and fees.

A more detailed description of the Strategies can be found further back in this Prospectus. Please be sure to read this additional information BEFORE you invest.

Other important things for you to note:

..  You may lose money by investing in a Strategy.

.. An investment in a Strategy is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

INVESTMENT OBJECTIVES AND PRINCIPAL POLICIES AND RISKS

The investment objective of each Strategy is to seek the highest total return over time consistent with its asset mix. Total return includes capital growth and income. Each Strategy will seek to achieve its objective by investing in a combination of portfolios of The AllianceBernstein Pooling Portfolios representing a variety of asset classes and investment styles (the "Underlying Portfolios"). Each Strategy is managed to the specific year of planned retirement included in its name (the "retirement year"). The Strategies' asset mixes will become more conservative each year until reaching the year approximately fifteen years after the retirement date (the "target year") at which time the asset allocation mix will become static. This reflects the objective of pursuing the maximum amount of capital growth, consistent with a reasonable amount of risk, during the investor's pre-retirement and early retirement years. After the retirement date of a Strategy, that Strategy's asset mix seeks to minimize the likelihood that an investor in that Strategy experiences a significant loss of capital at a more advanced age. The asset mix will continue to change with an increasing exposure to investments in fixed-income securities and short-term bonds until fifteen years after a Strategy's retirement date. Thereafter, the target asset allocation for that Strategy will generally be fixed. The static allocation of a Strategy's asset mix will be 27.5% short-duration bonds, 37.5% fixed-income securities and 35% equities.

The Adviser will allow the relative weightings of a Strategy's asset classes to vary in response to the markets, but ordinarily only by plus/minus 5%. Beyond those ranges, the Adviser will generally rebalance the portfolio toward the target asset allocation for that Strategy. However, there may be occasions when those ranges will expand to 10% of the Strategy's portfolio due to, among other things, appreciation of one of the asset classes.

The following chart shows each Strategy's target allocation for the various asset classes as of the date of this Prospectus.

        AllianceBernstein Retirement Strategy Asset Allocation by Retirement Year
------------------------------------------------------------------------------------------ -------- --------
                                                                                   5 Years 10 Years 15 Years
Years Before/After Retirement    40   35   30   25   20   15   10   5   Retirement  After   After    After
-----------------------------   ---- ---- ---- ---- ---- ---- ---- ---- ---------- ------- -------- --------
Asset Class
Short-Duration Bonds              --   --   --   --   --   --   --   --      --      9.0     18.0     27.5
Fixed-Income Securities (Bonds)   --   --   --   --  7.0 14.0 21.0 28.0    35.0     36.0     37.0     37.5
Real Estate Investment Trusts   10.0 10.0 10.0 10.0 10.0 10.0 10.0 10.0    10.0     10.0     10.0     10.0
Equity Securities (Stocks)      90.0 90.0 90.0 90.0 83.0 76.0 69.0 62.0    55.0     45.0     35.0     25.0

*These allocations are not specific to any current AllianceBernstein Retirement
 Strategy; but reflect the expected future allocations of any Strategy once it reaches 10 and 15 years after its target retirement date, respectively. The target retirement date assumes that an investor retires at age 65.

The following chart illustrates how the asset mix of the Strategies will vary over time. In general, the asset mix of each Strategy will gradually shift from one comprised largely of Underlying Portfolios that emphasize investments in stocks to one that is comprised of a mixture of Underlying Portfolios that invest in bonds (including short-duration bonds) and stocks.

                                    [CHART]

                     Retirement Strategies Asset Allocation
                     --------------------------------------

Years Before Retirement          40     35     30     25     20     15     10     5      0      5      10     15     20
                                2045   2040   2035   2030   2025   2020   2015   2010   2005   2000   1995   1990
-------------------------------------------------------------------------------------------------------------------------
US Large Cap                   24.00  24.00  24.00  24.00  22.25  20.50  18.50  17.00  15.50  13.00  10.25   7.50   7.50
US Large Cap                   24.00  24.00  24.00  24.00  22.25  20.50  18.50  17.00  15.50  13.00  10.25   7.50   7.50
US SMID                         7.50   7.50   7.50   7.50   6.75   6.00   5.50   4.75   3.75   2.75   2.00   1.25   1.25
US SMID                         7.50   7.50   7.50   7.50   6.75   6.00   5.50   4.75   3.75   2.75   2.00   1.25   1.25
International                  13.50  13.50  13.50  13.50  12.50  11.50  10.50   9.25   8.25   6.75   5.25   3.75   3.75
International                  13.50  13.50  13.50  13.50  12.50  11.50  10.50   9.25   8.25   6.75   5.25   3.75   3.75
-------------------------------------------------------------------------------------------------------------------------
sub-total                      90.00  90.00  90.00  90.00  83.00  76.00  69.00  62.00  55.00  45.00  35.00  25.00  25.00
-------------------------------------------------------------------------------------------------------------------------
REITs                          10.00  10.00  10.00  10.00  10.00  10.00  10.00  10.00  10.00  10.00  10.00  10.00  10.00

High Yield                      0.00   0.00   0.00   0.00   5.00   7.00   7.00   7.00   7.00   5.00   2.50   0.00   0.00
Intermediate Bonds              0.00   0.00   0.00   0.00   2.00   7.00  10.00  12.00  14.00  16.00  19.50  22.50  22.50
Inflation-Protected Securities  0.00   0.00   0.00   0.00   0.00   0.00   4.00   9.00  14.00  15.00  15.00  15.00  15.00
-------------------------------------------------------------------------------------------------------------------------
sub-total                      10.00  10.00  10.00  10.00  17.00  24.00  31.00  38.00  45.00  46.00  47.00  47.50  47.50
-------------------------------------------------------------------------------------------------------------------------
Short Duration Bonds            0.00   0.00   0.00   0.00   0.00   0.00   0.00   0.00   0.00   9.00  18.00  27.50  27.50
-------------------------------------------------------------------------------------------------------------------------
TOTAL                            100    100    100    100    100    100    100    100    100    100    100    100    100


PERFORMANCE AND BAR CHART INFORMATION
--------------------------------------------------------------------------------
No performance information is available for the Strategies because no Strategy has completed a full calendar year of operations. In the future, the Strategies will disclose performance in a bar chart and performance table. This disclosure will give some indication of the risks of an investment in the Strategies by comparing each Strategy's performance with a broad measure of market performance and by showing changes in each Strategy's performance from year to year.

SUMMARY OF PRINCIPAL RISKS

The value of your investment in a Strategy will change with changes in the values of that Strategy's investments in the Underlying Portfolios. Many factors can affect those values. In this Summary, we describe the principal risks that may affect a Strategy's investments as a whole. The degree to which the following risks apply to a particular Strategy varies according to the Strategy's asset allocation. In general, a Strategy with a later retirement year is expected to be more volatile, and thus riskier, than a Strategy with an earlier retirement year. A Strategy that has achieved its retirement year and thereafter would be expected to be the least volatile of the Strategies.

Each Strategy's principal risks will change depending on the asset mix of the Underlying Portfolios. This Prospectus includes more information about the Underlying Portfolios, their investments, and related risks under "Description of Underlying Portfolios" below.

MARKET RISK
This is the risk that the value of an Underlying Portfolio's investments will fluctuate as the stock or bond markets fluctuate and prices overall may decline over short- or long-term periods. All Strategies are subject to this risk, particularly those with a higher asset allocation of Underlying Portfolios that invest in common stocks. It includes the risk that a particular style of investing, such as growth or value, may be under performing the stock market generally.

INTEREST RATE RISK
Changes in interest rates will affect the value of an Underlying Portfolio's investments in income producing, fixed-income securities. When interest rates rise the value of an Underlying Portfolio's investments tends to fall and this decrease in value may not be offset by higher interest income from new investments. Interest rate risk is generally greater for those Strategies with higher asset allocations of Underlying Portfolios that invest in fixed-income securities with longer maturities or durations.

CREDIT RISK
This is the risk that the issuer or the guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, will be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. Investments in fixed-income securities with lower credit ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations. This risk is greater for those Strategies with higher asset allocations of Underlying Portfolios that invest in fixed-income securities.

INFLATION RISK
This is the risk that the value of assets or income from an Underlying Portfolio's investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of each Underlying Portfolio's assets can decline as can the value of that Underlying Portfolio's distributions. All Strategies are subject to this risk.

FOREIGN (NON-U.S.) RISK
An Underlying Portfolio's investments in securities of non-U.S. issuers may experience more rapid and extreme changes in value than investments in securities of U.S. companies. The securities markets of many non-U.S. countries are relatively small, with a limited number of companies typically representing a smaller number of industries. Non-U.S. issuers usually are not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of non-U.S. countries differ, in some cases significantly, from U.S. standards. Nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments could adversely affect an Underlying Portfolio's investments in a country other than the United States. These risks are heightened for emerging market countries because there may be more economic, political and social instability. In the event of nationalization, expropriation or other confiscation, an Underlying Portfolio could lose its entire investment in that country. To the extent an Underlying Portfolio invests in a particular country or geographic region, the Underlying Portfolio may have more significant risk due to market changes or other factors affecting that country or region, including political instability and unpredictable economic conditions. This risk is greater for those Strategies with higher asset allocations of Underlying Portfolios that invest in non-U.S. issuers.

EMERGING MARKET RISK
Foreign investment risk may be particularly high to the extent a Portfolio invests in emerging market securities of issuers based in countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign (non-U.S.) countries.

CURRENCY RISK
This is the risk that fluctuations in the exchange rates between the U.S. Dollar and foreign (non-U.S.) currencies may negatively affect the value of an Underlying Portfolio's investments or reduce the returns of an underlying Portfolio. This risk is greater for those Strategies with higher asset allocations of Underlying Portfolios that invest in non-U.S. issuers.

CAPITALIZATION RISK
This is the risk of investments in small- to mid-capitalization companies. Investments in small- and mid-cap companies tend to be more volatile than investments in large-cap companies. Investments in small-cap companies tend to be more volatile than investments in mid- or large-cap companies. An Underlying Portfolio's investments in smaller capitalization companies may have additional risks because these companies often have limited product lines, markets, or financial resources. This risk is greater for those Strategies with higher asset allocations of Underlying Portfolios that invest in small- and mid-cap companies.

REAL ESTATE RISK
This is the risk associated with investments in real estate. Direct investments in real estate can decline due to a variety of factors affecting the real estate market generally, such as overbuilding, increases in interest rates, or declines in rental rates. In addition, indirect investments in real estate, such as real estate investment trusts (called "REITs"), are dependent on the capability of the property managers, may have limited diversification, and could be significantly affected by changes in tax laws. All Strategies are subject to this risk because they invest in the Real Estate Investment Portfolio.

FOCUSED PORTFOLIO RISK
Underlying Portfolios that invest in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Underlying Portfolio's net asset value. All Strategies are subject to this risk because they invest in Underlying Portfolios, such as U.S. Large Cap Growth Portfolio and International Growth Portfolio, that emphasize investments in a smaller number of companies.

DERIVATIVES AND LEVERAGE RISK
An Underlying Portfolio may use derivatives and other leveraging techniques. These investment strategies may be riskier than other investments and may result in greater volatility for the Strategies, particularly in periods of market declines. All Strategies are subject to this risk.

MANAGEMENT RISK
All Strategies are subject to management risk because the Underlying Portfolios are actively managed investment portfolios. The Adviser will apply its investment techniques and risk analyses in making investment decisions for each Underlying Portfolio, but there can be no guarantee that its decisions will produce the intended result.

FEES AND EXPENSES OF THE STRATEGIES
--------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold Strategy shares.

SHAREHOLDER FEES (fees paid directly from your investment)

                                                     Class A  Class R Class K Class I
                                                     Shares   Shares  Shares  Shares
                                                     -------- ------- ------- -------
Maximum Sales Charge (Load) Imposed on Purchases
 (as a percentage of offering price)                 None (a)  None    None    None

Maximum Deferred Sales Charge (Load) (as a
 percentage of original purchase price or redemption
 proceeds, whichever is lower)                       None (a)  None    None    None

Exchange Fee                                           None    None    None    None

(a)In some cases, a 1%, 1-year contingent deferred sales charge (CDSC) may apply to Class A shares. CDSCs for Class A shares may also be subject to waiver in certain circumstances. See "Purchase of Shares" in the Statement of Additional Information ("SAI").

ANNUAL STRATEGY OPERATING EXPENSES (expenses that are deducted from Strategy assets) and EXAMPLES

Each Strategy's operating expense table shows the fees and expenses (including the pro rata share of expenses of the Underlying Portfolios fees) that you may pay if you buy and hold shares of a Strategy. The Examples are intended to help you compare the cost of investing in the Strategies with the cost of investing in other funds. They assume that you invest $10,000 in a Strategy for the time periods indicated and then redeem all of your shares at the end of those periods shown. They also assume that your investment has a 5% return each year, that the Strategy's and Underlying Portfolio's operating expenses stay the same, and that all dividends and distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs as reflected in the Examples would be:

                               Operating Expenses
          ------------------------------------------------------------
          AllianceBernstein            Class A Class R Class K Class I
          2000 Retirement Strategy     ------- ------- ------- -------
           Management Fees                .55%    .55%    .55%    .55%
           Distribution and/or Service
            (12b-1) Fees                  .30%    .50%    .25%   None
           Other Expenses
             Transfer Agent              5.66%    .26%    .18%    .12%
             Other Expenses             98.43% 178.96% 166.49% 179.83%
                                       ------  ------  ------  ------
           Total Other Expenses        104.09% 179.22% 166.67% 179.95%
           Total Strategy Operating
            Expenses (Before Waiver)   104.94% 180.27% 167.47% 180.50%
                                       ------  ------  ------  ------
           Waiver and/or Expense
            Reimbursement (a)          103.91% 179.04% 166.49% 179.77%
           Net Expenses                  1.03%   1.23%    .98%    .73%
                                       ======  ======  ======  ======
           Acquired Fund Fees and
            Expenses (Underlying
            Portfolios) (b)               .07%    .07%    .07%    .07%
                                       ------  ------  ------  ------
           Total Strategy Operating
            Expenses                     1.10%   1.30%   1.05%    .80%
                                       ======  ======  ======  ======

                   Examples
----------------------------------------------

               Class A Class R Class K Class I
               ------- ------- ------- -------
After 1 year   $   532 $   132 $   107 $    82
After 3 years  $10,481 $10,502 $10,502 $10,502
After 5 years  $10,481 $10,502 $10,502 $10,502
After 10 years $10,481 $10,502 $10,502 $10,502

                               Operating Expenses
          ------------------------------------------------------------
          AllianceBernstein            Class A Class R Class K Class I
          2005 Retirement Strategy     ------- ------- ------- -------
           Management Fees                .55%    .55%    .55%    .55%
           Distribution and/or Service
            (12b-1) Fees                  .30%    .50%    .25%   None
           Other Expenses
             Transfer Agent               .67%    .24%    .20%    .12%
             Other Expenses             12.20%  33.36%  15.01%  44.40%
                                        -----   -----   -----   -----
           Total Other Expenses         12.87%  33.60%  15.21%  44.52%
           Total Strategy Operating
            Expenses (Before Waiver)    13.72%  34.65%  16.01%  45.07%
                                        -----   -----   -----   -----
           Waiver and/or Expense
            Reimbursement (a)           12.69%  33.42%  15.03%  44.34%
           Net Expenses                  1.03%   1.23%    .98%    .73%
                                        =====   =====   =====   =====
           Acquired Fund Fees and
            Expenses (Underlying
            Portfolios) (b)               .07%    .07%    .07%    .07%
                                        -----   -----   -----   -----
           Total Strategy Operating
            Expenses                     1.10%   1.30%   1.05%    .80%
                                        =====   =====   =====   =====

                                   Examples

               Class A Class R Class K Class I
               ------- ------- ------- -------
After 1 year   $  532  $   132 $  107  $   82
After 3 years  $3,040  $ 5,352 $3,090  $6,092
After 5 years  $5,127  $ 7,930 $5,448  $8,245
After 10 years $8,935  $10,015 $9,405  $9,355

                               Operating Expenses
          ------------------------------------------------------------
          AllianceBernstein            Class A Class R Class K Class I
          2010 Retirement Strategy     ------- ------- ------- -------
           Management Fees               .60%     .60%   .60%     .60%
           Distribution and/or Service
            (12b-1) Fees                 .30%     .50%   .25%    None
           Other Expenses
             Transfer Agent              .42%     .25%   .20%     .11%
             Other Expenses             6.86%   10.52%  6.94%   12.69%
                                        ----    -----   ----    -----
           Total Other Expenses         7.28%   10.77%  7.14%   12.80%
           Total Strategy Operating
            Expenses (Before Waiver)    8.18%   11.87%  7.99%   13.40%
                                        ----    -----   ----    -----
           Waiver and/or Expense
            Reimbursement (a)           7.05%   10.54%  6.91%   12.57%
           Net Expenses                 1.13%    1.33%  1.08%     .83%
                                        ====    =====   ====    =====
           Acquired Fund Fees and
            Expenses (Underlying
            Portfolios) (b)              .07%     .07%   .07%     .07%
                                        ----    -----   ----    -----
           Total Strategy Operating
            Expenses                    1.20%    1.40%  1.15%     .90%
                                        ====    =====   ====    =====

                                   Examples

               Class A Class R Class K Class I
               ------- ------- ------- -------
After 1 year   $  542  $  143  $  117  $   92
After 3 years  $2,129  $2,448  $1,740  $2,664
After 5 years  $3,615  $4,444  $3,266  $4,819
After 10 years $6,926  $8,342  $6,689  $8,797

--------------------------------------------------------------------------------
Please refer to the footnotes on page 12.

                               Operating Expenses
          ------------------------------------------------------------
          AllianceBernstein            Class A Class R Class K Class I
          2015 Retirement Strategy     ------- ------- ------- -------
           Management Fees               .60%    .60%    .60%     .60%
           Distribution and/or Service
            (12b-1) Fees                 .30%    .50%    .25%    None
           Other Expenses
             Transfer Agent              .51%    .25%    .20%     .11%
             Other Expenses             7.52%   7.95%   7.50%   11.16%
                                        ----    ----    ----    -----
           Total Other Expenses         8.03%   8.20%   7.70%   11.27%
           Total Strategy Operating
            Expenses (Before Waiver)    8.93%   9.30%   8.55%   11.87%
                                        ----    ----    ----    -----
           Waiver and/or Expense
            Reimbursement (a)           7.80%   7.97%   7.47%   11.04%
           Net Expenses                 1.13%   1.33%   1.08%     .83%
                                        ====    ====    ====    =====
           Acquired Fund Fees and
            Expenses (Underlying
            Portfolios) (b)              .07%    .07%    .07%     .07%
                                        ----    ----    ----    -----
           Total Strategy Operating
            Expenses                    1.20%   1.40%   1.15%     .90%
                                        ====    ====    ====    =====

                   Examples
----------------------------------------------

               Class A Class R Class K Class I
               ------- ------- ------- -------
After 1 year   $  542  $  143  $  117  $   92
After 3 years  $2,260  $2,000  $1,843  $2,408
After 5 years  $3,844  $3,699  $3,447  $4,414
After 10 years $7,280  $7,337  $6,974  $8,331

                               Operating Expenses
          ------------------------------------------------------------
          AllianceBernstein            Class A Class R Class K Class I
          2020 Retirement Strategy     ------- ------- ------- -------
           Management Fees               .65%    .65%    .65%    .65%
           Distribution and/or Service
            (12b-1) Fees                 .30%    .50%    .25%   None
           Other Expenses
             Transfer Agent              .49%    .24%    .20%    .12%
             Other Expenses             7.08%   8.34%   6.54%   7.90%
                                        ----    ----    ----    ----
           Total Other Expenses         7.57%   8.58%   6.74%   8.02%
           Total Strategy Operating
            Expenses (Before Waiver)    8.52%   9.73%   7.64%   8.67%
                                        ----    ----    ----    ----
           Waiver and/or Expense
            Reimbursement (a)           7.34%   8.35%   6.51%   7.79%
           Net Expenses                 1.18%   1.38%   1.13%    .88%
                                        ====    ====    ====    ====
           Acquired Fund Fees and
            Expenses (Underlying
            Portfolios) (b)              .07%    .07%    .07%    .07%
                                        ----    ----    ----    ----
           Total Strategy Operating
            Expenses                    1.25%   1.45%   1.20%    .95%
                                        ====    ====    ====    ====

                                   Examples

               Class A Class R Class K Class I
               ------- ------- ------- -------
After 1 year   $  547  $  148  $  122  $   97
After 3 years  $2,193  $2,081  $1,680  $1,848
After 5 years  $3,723  $3,833  $3,154  $3,471
After 10 years $7,092  $7,529  $6,504  $7,026

                               Operating Expenses
          ------------------------------------------------------------
          AllianceBernstein            Class A Class R Class K Class I
          2025 Retirement Strategy     ------- ------- ------- -------
           Management Fees               .65%    .65%    .65%    .65%
           Distribution and/or Service
            (12b-1) Fees                 .30%    .50%    .25%   None
           Other Expenses
             Transfer Agent              .65%    .26%    .20%    .12%
             Other Expenses             7.13%   6.32%   5.57%   6.85%
                                        ----    ----    ----    ----
           Total Other Expenses         7.78%   6.58%   5.77%   6.97%
           Total Strategy Operating
            Expenses (Before Waiver)    8.73%   7.73%   6.67%   7.62%
                                        ----    ----    ----    ----
           Waiver and/or Expense
            Reimbursement (a)           7.55%   6.35%   5.54%   6.74%
           Net Expenses                 1.18%   1.38%   1.13%    .88%
                                        ====    ====    ====    ====
           Acquired Fund Fees and
            Expenses (Underlying
            Portfolios) (b)              .07%    .07%    .07%    .07%
                                        ----    ----    ----    ----
           Total Strategy Operating
            Expenses                    1.25%   1.45%   1.20%    .95%
                                        ====    ====    ====    ====

                                   Examples

               Class A Class R Class K Class I
               ------- ------- ------- -------
After 1 year   $  547  $  148  $  122  $   97
After 3 years  $2,230  $1,718  $1,497  $1,654
After 5 years  $3,787  $3,202  $2,825  $3,129
After 10 years $7,190  $6,563  $5,947  $6,483

--------------------------------------------------------------------------------
Please refer to the footnotes on page 12.

                               Operating Expenses
          ------------------------------------------------------------
          AllianceBernstein            Class A Class R Class K Class I
          2030 Retirement Strategy     ------- ------- ------- -------
           Management Fees                .65%    .65%    .65%    .65%
           Distribution and/or Service
            (12b-1) Fees                  .30%    .50%    .25%   None
           Other Expenses
             Transfer Agent               .96%    .24%    .20%    .12%
             Other Expenses             11.20%  11.86%   9.84%  13.65%
                                        -----   -----   -----   -----
           Total Other Expenses         12.16%  12.10%  10.04%  13.77%
           Total Strategy Operating
            Expenses (Before Waiver)    13.11%  13.25%  10.94%  14.42%
                                        -----   -----   -----   -----
           Waiver and/or Expense
            Reimbursement (a)           11.93%  11.87%   9.81%  13.54%
           Net Expenses                  1.18%   1.38%   1.13%    .88%
                                        =====   =====   =====   =====
           Acquired Fund Fees and
            Expenses (Underlying
            Portfolios) (b)               .07%    .07%    .07%    .07%
                                        -----   -----   -----   -----
           Total Strategy Operating
            Expenses                     1.25%   1.45%   1.20%    .95%
                                        =====   =====   =====   =====

                   Examples
----------------------------------------------

               Class A Class R Class K Class I
               ------- ------- ------- -------
After 1 year   $  547  $  148  $  122  $   97
After 3 years  $2,956  $2,681  $2,273  $2,833
After 5 years  $4,987  $4,811  $4,172  $5,074
After 10 years $8,777  $8,766  $8,008  $9,061

                               Operating Expenses
          ------------------------------------------------------------
          AllianceBernstein            Class A Class R Class K Class I
          2035 Retirement Strategy     ------- ------- ------- -------
           Management Fees                .65%    .65%    .65%    .65%
           Distribution and/or Service
            (12b-1) Fees                  .30%    .50%    .25%   None
           Other Expenses
             Transfer Agent              1.15%    .23%    .20%    .12%
             Other Expenses             15.68%  16.50%  17.85%  15.88%
                                        -----   -----   -----   -----
           Total Other Expenses         16.83%  16.73%  18.05%  16.00%
           Total Strategy Operating
            Expenses (Before Waiver)    17.78%  17.88%  18.95%  16.65%
                                        -----   -----   -----   -----
           Waiver and/or Expense
            Reimbursement (a)           16.60%  16.50%  17.82%  15.77%
           Net Expenses                  1.18%   1.38%   1.13%    .88%
                                        =====   =====   =====   =====
           Acquired Fund Fees and
            Expenses (Underlying
            Portfolios) (b)               .07%    .07%    .07%    .07%
                                        -----   -----   -----   -----
           Total Strategy Operating
            Expenses                     1.25%   1.45%   1.20%    .95%
                                        =====   =====   =====   =====

                                   Examples

               Class A Class R Class K Class I
               ------- ------- ------- -------
After 1 year   $  547  $  148  $  122  $   97
After 3 years  $3,652  $3,399  $3,537  $3,181
After 5 years  $6,011  $5,863  $6,061  $5,584
After 10 years $9,715  $9,718  $9,854  $9,520

                               Operating Expenses
          ------------------------------------------------------------
          AllianceBernstein            Class A Class R Class K Class I
          2040 Retirement Strategy     ------- ------- ------- -------
           Management Fees                .65%    .65%    .65%    .65%
           Distribution and/or Service
            (12b-1) Fees                  .30%    .50%    .25%   None
           Other Expenses
             Transfer Agent              2.13%    .25%    .20%    .12%
             Other Expenses             29.60%  34.68%  32.18%  28.68%
                                        -----   -----   -----   -----
           Total Other Expenses         31.73%  34.93%  32.38%  28.80%
           Total Strategy Operating
            Expenses (Before Waiver)    32.68%  36.08%  33.28%  29.45%
                                        -----   -----   -----   -----
           Waiver and/or Expense
            Reimbursement (a)           31.50%  34.70%  32.15%  28.57%
           Net Expenses                  1.18%   1.38%   1.13%    .88%
                                        =====   =====   =====   =====
           Acquired Fund Fees and
            Expenses (Underlying
            Portfolios) (b)               .07%    .07%    .07%    .07%
                                        -----   -----   -----   -----
           Total Strategy Operating
            Expenses                     1.25%   1.45%   1.20%    .95%
                                        =====   =====   =====   =====

                                   Examples

               Class A Class R Class K Class I
               ------- ------- ------- -------
After 1 year   $   547 $  148  $   122 $    97
After 3 years  $ 5,373 $5,484  $ 5,222 $ 4,826
After 5 years  $ 7,893 $8,013  $ 7,840 $ 7,520
After 10 years $10,103 $9,940  $10,081 $10,214

--------------------------------------------------------------------------------
Please refer to the footnotes on page 12.

                               Operating Expenses
          ------------------------------------------------------------
          AllianceBernstein            Class A Class R Class K Class I
          2045 Retirement Strategy     ------- ------- ------- -------
           Management Fees                .65%    .65%    .65%    .65%
           Distribution and/or Service
            (12b-1) Fees                  .30%    .50%    .25%   None
           Other Expenses
             Transfer Agent              2.99%    .24%    .20%    .11%
             Other Expenses             40.86%  44.51%  43.44%  51.88%
                                        -----   -----   -----   -----
           Total Other Expenses         43.85%  44.75%  43.64%  51.99%
           Total Strategy Operating
            Expenses (Before Waiver)    44.80%  45.90%  44.54%  52.64%
                                        -----   -----   -----   -----
           Waiver and/or Expense
            Reimbursement (a)           43.62%  44.52%  43.41%  51.76%
           Net Expenses                  1.18%   1.38%   1.13%    .88%
                                        =====   =====   =====   =====
           Acquired Fund Fees and
            Expenses (Underlying
            Portfolios) (b)               .07%    .07%    .07%    .07%
                                        -----   -----   -----   -----
           Total Strategy Operating
            Expenses                     1.25%   1.45%   1.20%    .95%
                                        =====   =====   =====   =====

                   Examples
----------------------------------------------

               Class A Class R Class K Class I
               ------- ------- ------- -------
After 1 year   $  547  $  148  $  122  $   97
After 3 years  $6,262  $6,167  $6,078  $6,457
After 5 years  $8,328  $8,264  $8,250  $8,196
After 10 years $9,406  $9,306  $9,397  $8,825

(a)"Acquired Fund Fees and Expenses" are based upon the allocation of the Strategy's assets among the Underlying Portfolios as of August 31, 2006. "Acquired Fund Fees and Expenses" will vary with the changes in the expenses of the Underlying Portfolios, as well as allocation of the Strategy's assets, and may be higher or lower than those shown above.
(b)Reflects the Adviser's contractual waiver of a portion of its advisory fees and/or reimbursement of a portion of the Strategy's operating expenses. This waiver extends through the Strategy's current fiscal year and may be extended by the Adviser for additional one-year terms.

INVESTING IN THE STRATEGIES
--------------------------------------------------------------------------------

This section discusses how to buy, sell or redeem, or exchange different classes of shares in a Strategy that are offered in this Prospectus. The Strategies offer four classes of shares through this Prospectus.

Each share class represents an investment in the same portfolio of securities, but the classes may have different sales charges and bear different on-going distribution expenses. For additional information on the differences between the different classes of shares and factors to consider when choosing among them, please see "The Different Share Class Expenses" below. Also, you can learn more about payments to brokers, financial planners, banks, insurance companies, registered investment advisors or other "financial intermediaries" who distribute shares of the Strategies and your individual financial advisor under "Payments to Financial Intermediaries."

HOW TO BUY SHARES
Class A, Class R, Class K and Class I shares are available at net asset value, or NAV, without an initial sales charge, to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans where plan level or omnibus accounts are held on the books of a Strategy ("group retirement plans"), as follows:

Class A shares offered through this Prospectus are designed for group retirement plans with assets in excess of $10,000,000. Class A shares are also available at NAV to the AllianceBernstein Link, AllianceBernstein Individual 401(k) and AllianceBernstein SIMPLE IRA plans with at least $250,000 in plan assets or 100 employees.

Class R shares are designed for group retirement plans with plan assets up to $10,000,000.

Class K shares are designed for group retirement plans with at least $1,000,000 in plan assets.

Class I shares are designed for group retirement plans with at least $10,000,000 in plan assets and also are available to certain institutional clients of the Adviser who invest at least $2 million in a Strategy.

Class A, Class R, Class K and Class I shares are also available to certain AllianceBernstein-sponsored group retirement plans. Class R, Class K and Class I shares generally are not available to retail non-retirement accounts, traditional and ROTH IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, and individual 403(b) plans. Effective October 19, 2005, Class I shares were no longer available to AllianceBernstein-sponsored group retirement plan programs known as the "Informed Choice" programs.

Required Information
Each Strategy is required by law to obtain, verify and record certain personal information from you or persons on your behalf in order to establish an account. Required information includes name, date of birth, permanent residential address and taxpayer identification number (for most investors, your social security number). A Strategy may also ask to see other identifying documents. If you do not provide the information, the Strategy will not be able to open your account. If a Strategy is unable to verify your identity, or that of another person(s) authorized to act on your behalf, or if the Strategy believes it has identified potential criminal activity, that Strategy reserves the right to take action as it deems appropriate or as required by law, which may include closing your account. If you are not a U.S. citizen or Resident Alien, your account must be affiliated with a NASD member firm.

General
AllianceBernstein Investments, Inc., or ABI, may refuse any order to purchase shares. Each Strategy reserves the right to suspend the sale of its shares to the public in response to conditions in the securities markets or for other reasons.

THE DIFFERENT SHARE CLASS EXPENSES
This section describes the different expenses of investing in each class and explains factors to consider when choosing a class of shares. The expenses can include distribution and/or service fees (Rule 12b-1 fees) or CDSCs.

                           WHAT IS A RULE 12b-1 FEE?

  A Rule 12b-1 Fee is a fee deducted from a Strategy's assets that is used to pay for personal service, maintenance of shareholder accounts and distribution costs, such as advertising and compensation of financial intermediaries. The amount of each share class's Rule 12b-1 fee, if any, is disclosed below and in the fee table near the front of this Prospectus.

Asset-Based Sales Charges or Distribution and/or Service (Rule 12b-1) Fees. Each Strategy has adopted plans under SEC Rule 12b-1 that allows the Strategy to pay asset-based sales charges or distribution and/or service fees for the distribution and sale of its shares. The amount of these fees for each class of a Strategy's shares is:

        Distribution and/or Service
          (Rule 12b-1) Fee (As a
          Percentage of Aggregate
         Average Daily Net Assets)
        ---------------------------
Class A            .30%
Class R            .50%
Class K            .25%
Class I            None

Because these fees are paid out of a Strategy's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales fees. Class R shares are subject to higher Rule 12b-1 fees than Class A shares. The higher fees mean a higher expense ratio, so Class R shares pay correspondingly lower dividends and may have a lower NAV (and returns) than Class A shares. Conversely, Class K and Class I shares have a lower or no Rule 12b-1 fee. Therefore, Class K and Class I shares have a lower expense ratio and may have a higher NAV (and returns) than Class A or Class R shares. All or some of these fees may be paid to financial intermediaries, including your financial intermediary.

Class A Shares
Class A shares offered through this Prospectus do not have an initial sales charge. Class A shares may be subject to a CDSC of up to 1%. When a non-AllianceBernstein sponsored group retirement plan terminates a Strategy as an investment option within one year, all investments in Class A shares of that Strategy through the plan are subject to a 1%, 1-year CDSC upon redemption. In addition, when a group retirement plan ceases to participate in an AllianceBernstein-sponsored group retirement plan program, investments in the Strategies' Class A shares through the plan are subject to a 1%, 1-year CDSC upon redemption. The CDSC is applied to the lesser of NAV at the time of redemption of shares or the original cost of the shares being redeemed.

Class R, Class K and Class I Shares
Class R, Class K and Class I shares do not have an initial sales charge or CDSC.

DISTRIBUTION ARRANGEMENTS FOR GROUP RETIREMENT PLANS
Each Strategy offers distribution arrangements for group retirement plans. However, plan sponsors, plan fiduciaries and other financial intermediaries may establish requirements for the group retirement plans as to the purchase, sale or exchange of Strategy shares, including maximum and minimum initial investment requirements that are different from those described in this Prospectus and the Strategies' SAI. Therefore, plan sponsors or fiduciaries may not impose the same share class parameters as set forth in this Prospectus and the Strategies' SAI. Group retirement plans also may not offer all classes of Strategy shares. A Strategy is not responsible for, and has no control over, the decision of any plan sponsor or fiduciary to impose such differing requirements.

PAYMENTS TO FINANCIAL INTERMEDIARIES
Financial intermediaries market and sell shares of the Strategies. These financial intermediaries may receive compensation for selling shares of the Strategies. This compensation is paid from various sources, including any CDSC and/or Rule 12b-1 fee that you may pay.

                       What is a Financial Intermediary?

  A financial intermediary is a firm that receives compensation for selling shares of the Strategies offered in this Prospectus and/or provides services to the Strategies' shareholders. Financial intermediaries may include, among others, brokers, financial planners or advisors, banks, and insurance companies. Financial intermediaries may employ financial advisors who deal with you and other investors on an individual basis.

In the case of Class A shares, the Strategies' principal underwriter, ABI, may pay financial intermediaries a fee of up to 1%. Additionally, up to 100% of the Rule 12b-1 fees applicable to Class A shares each year may be paid to financial intermediaries, including your financial intermediary, that sell Class A shares. In the case of Class R shares, up to 100% of the Rule 12b-1 fee applicable to Class R shares each year may be paid to financial intermediaries, including your financial intermediary, that sell Class R shares.

In the case of Class K shares, up to 100% of the Rule 12b-1 fee applicable to Class K shares each year may be paid to financial intermediaries, including your financial intermediary, that sell Class K shares.

  Your financial advisor's firm receives compensation from the Strategies, ABI and/or the Adviser in several ways from various sources, which include some or all of the following:

  -12b-1 fees
  -additional distribution support
  -defrayal of costs for educational seminars and training
  -payments related to providing shareholder recordkeeping and/or transfer agency services

  Please read this Prospectus carefully for information on this compensation.

Other Payments for Distribution Services and Educational Support
In addition to the Rule 12b-1 fees described above, some or all of which may be paid to financial intermediaries, ABI, at its expense, currently provides additional payments to firms that sell shares of the AllianceBernstein Mutual Funds. Although the individual components may be higher and the total amount of payments made to each qualifying firm in any given year may vary, the total amount paid to a financial intermediary in connection with the sale of shares of the AllianceBernstein Mutual Funds will generally not exceed the sum of
(a) 0.25% of the current year's fund sales by that firm and (b) 0.10% of average daily net assets attributable to that firm over the year. These sums include payments to reimburse directly or indirectly the costs incurred by these firms in connection with educational seminars and training efforts about the AllianceBernstein Mutual Funds. The costs and expenses associated with these efforts may include travel, lodging, entertainment and meals. ABI may pay a portion of "ticket" or other transactional charges.

For 2006, ABI's additional payments to these firms for distribution services and educational support related to the AllianceBernstein Mutual Funds is expected to be approximately 0.04% of the average monthly assets of the AllianceBernstein Mutual Funds, or approximately $18,000,000. In 2005, ABI paid approximately 0.04% of the average monthly assets of the AllianceBernstein Mutual Funds, or approximately $18,000,000, for distribution services and educational support related to the AllianceBernstein Mutual Funds.

A number of factors are considered in determining the additional payments, including each firm's AllianceBernstein Mutual Fund sales, assets and redemption rates, and the willingness and ability of the firm to allow ABI to provide information for educational and marketing purposes. ABI's goal is to make the financial intermediaries who interact with current and prospective investors and shareholders more knowledgeable about the AllianceBernstein Mutual Funds so that they can provide suitable information and advice about, the Strategies.

The Strategies and ABI also make payments for recordkeeping and other transfer agency services to financial intermediaries that sell AllianceBernstein Mutual Fund shares. Please see "Management of the Strategies--Transfer Agency and Retirement Plan Services" below. These expenses paid by the Strategies' are included in "Other Expenses" under "Fees and Expenses of the Strategies--Annual Operating Expenses" above.

  If one mutual fund sponsor makes greater distribution assistance payments than another, your financial intermediary may have an incentive to recommend one fund complex over another. Similarly, if your financial advisor or his or her firm receives more distribution assistance for one share class versus another, the financial intermediary may have an incentive to recommend that class.

As of the date of the Prospectus, ABI anticipates that the firms that will receive additional payments for distribution services and/or educational support include:

  A.G. Edwards
  AIG Advisor Group
  Ameriprise Express Financial Services
  AXA Advisors
  Banc of America
  Bank One Securities Corp.
  Charles Schwab
  Chase Investment Services
  Citicorp Investment Services
  Citigroup Global Markets
  Commonwealth Financial Network
  Donegal Securities
  Independent Financial Marketing Group
  ING Advisors Network
  Lincoln Financial Advisors
  Linsco/Private Ledger
  McDonald Investments
  Merrill Lynch
  MetLife Securities
  Morgan Stanley
  Mutual Service Corporation
  National Financial
  PFS Investments
  Piper Jaffray
  Raymond James
  RBC Dain Rauscher
  Robert W. Baird
  Securities America
  Signator Investments
  UBS AG
  UBS Financial Services
  Uvest Financial Services
  Wachovia Securities
  Wells Fargo Investments

Although the Strategies may use brokers and dealers who sell Strategy shares to effect portfolio transactions, the Strategies do not consider the sale of AllianceBernstein Mutual Fund shares as a factor when selecting brokers or dealers to effect portfolio transactions.

HOW TO EXCHANGE SHARES
You may exchange your Strategy shares for shares of the same class of other AllianceBernstein Mutual Funds (including AllianceBernstein Exchange Reserves, a money market fund managed by the Adviser). Exchanges of shares are made at the next-determined NAV, without sales or service charges. You may request an exchange through your financial intermediary. In order to receive a day's NAV, your financial intermediary must receive and confirm your telephone exchange request by 4:00 p.m., Eastern time, on that day. The Strategies may modify, restrict, or terminate the exchange privilege on 60 days' written notice.

HOW TO SELL OR REDEEM SHARES
You may "redeem" your shares (i.e., sell your shares to a Strategy) on any day the New York Stock Exchange, or the Exchange, is open. Your sale price will be the next-determined NAV, less any applicable CDSC, after the Strategy receives your redemption request in proper form. Normally, redemption proceeds will be sent to you within 7 days. If you recently purchased your shares by check or electronic funds transfer, your redemption payment may be delayed until the Strategy is reasonably satisfied that the check or electronic funds transfer has been collected (which may take up to 15 days).

FREQUENT PURCHASES AND REDEMPTIONS OF STRATEGY SHARES
The Strategies' Board of Directors has adopted policies and procedures designed to detect and deter frequent purchases and redemptions of Strategy shares or excessive or short-term trading that may disadvantage long-term Strategy shareholders. These policies are described below. Each Strategy reserves the right to restrict, reject or cancel, without any prior notice, any purchase or exchange order for any reason, including any purchase or exchange order accepted by any shareholder's financial intermediary.

Risks Associated With Excessive Or Short-term Trading Generally. While each Strategy will try to prevent market timing by utilizing the procedures described below, these procedures may not be successful in identifying or stopping excessive or short-term trading in all circumstances. By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of a Strategy's shares dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of Strategy shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, a Strategy may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. Excessive purchases and sales or exchanges of a Strategy's shares may force the Strategy to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity. In addition, a Strategy may incur increased expenses if one or more shareholders engage in excessive or short-term trading. For example, a Strategy may be forced to liquidate investments as a result of short-term trading and incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. Similarly, a Strategy may bear increased administrative costs due to asset level and investment volatility that accompanies patterns of short-term trading activity. All of these factors may adversely affect Strategy performance.

Strategies that may invest significantly in foreign securities may be particularly susceptible to short-term trading strategies. This is because foreign securities are typically traded on markets that close well before the time a Strategy calculates its NAV at 4:00 p.m., Eastern time, which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a shareholder engaging in a short-term trading strategy to exploit differences in Strategy share prices that are based on closing prices of foreign securities established some time before the Strategy calculates its own share price (referred to as "time zone arbitrage"). The Strategies have procedures, referred to as fair value pricing, designed to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time a Strategy calculates its NAV. While there is no assurance, each Strategy expects that the use of fair value pricing, in addition to the short-term trading policies discussed below, will significantly reduce a shareholder's ability to engage in time zone arbitrage to the detriment of other Strategy shareholders.

A shareholder engaging in a short-term trading strategy may also target a Strategy that does not invest primarily in foreign securities. Any Strategy that invests in securities that are, among other things, thinly traded, traded infrequently, or relatively illiquid has the risk that the current market price for the securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences (referred to as "price arbitrage"). Strategies that may be adversely affected by price arbitrage include, in particular, those funds that significantly invest in small cap securities, technology and other specific industry sector securities, and in certain fixed-income securities, such as high yield bonds, asset-backed securities, or municipal bonds.

Policy Regarding Short-term Trading. Purchases and exchanges of shares of the Strategies should be made for investment purposes only. Each Strategy seeks to prevent patterns of excessive purchases and sales or exchanges of Strategy shares. Each Strategy will seek to prevent such practices to the extent they are detected by the procedures described below. Each Strategy reserves the right to modify this policy, including any surveillance or account blocking procedures established from time to time to effectuate this policy, at any time without notice.

.. Transaction Surveillance Procedures. Each Strategy, through its agents, ABI and ABIS, maintains surveillance procedures to detect excessive or short-term trading in Strategy shares. This surveillance process involves several factors, which include scrutinizing transactions in Strategy shares that exceed certain monetary thresholds or numerical limits within a specified period of time. Generally, more than two exchanges of Strategy shares during any 90-day period or purchases of shares followed by a sale within 90 days will be identified by these surveillance procedures. For purposes of these transaction surveillance procedures, a Strategy may consider trading activity in multiple accounts under common ownership, control, or influence. Trading activity identified by either, or a combination, of these factors, or as a result of any other information available at the time, will be evaluated to determine whether such activity might constitute excessive or short-term trading. These surveillance procedures may be modified from time to time, as necessary or appropriate to improve the detection of excessive or short-term trading or to address specific circumstances, such as for certain retirement plans, to conform to plan exchange limits or U.S. Department of Labor regulations, or for certain automated or pre-established exchange, asset allocation or dollar cost averaging programs, or omnibus account arrangements.

.. Account Blocking Procedures. If a Strategy determines, in its sole discretion, that a particular transaction or pattern of transactions identified by the transaction surveillance procedures described above is excessive or short-term trading in nature, the relevant Strategy account(s) will be immediately "blocked" and no future purchase or exchange activity will be permitted. However, sales of Strategy shares back to the Strategy or redemptions will continue to be permitted in accordance with the terms of the Strategy's current Prospectus. In the event an account is blocked, certain account-related privileges, such as the ability to place purchase, sale and exchange orders over the internet or by phone, may also be suspended. A blocked account will generally remain blocked unless and until the account holder or the associated broker, dealer or other financial intermediary provides evidence or assurance acceptable to the Strategy that the account holder did not or will not in the future engage in excessive or short-term trading.

..  Applications of Surveillance Procedures and Restrictions to Omnibus
   Accounts. Omnibus account arrangements are common forms of holding shares of the Strategies, particularly among certain brokers, dealers, and other financial intermediaries, including sponsors of retirement plans and variable insurance products. Each Strategy seeks to apply its surveillance procedures to these omnibus account arrangements. If an intermediary does not have the capabilities, or declines, to provide individual account level detail to a Strategy, the Strategy will monitor turnover of assets to purchases and redemptions of the omnibus account. If excessive turnover, defined as annualized purchases and redemptions exceeding 50% of assets is detected, the Strategy will notify the intermediary and request that the intermediary review individual account transactions for excessive or short-term trading activity and confirm to the Strategy that appropriate action has been taken to curtail the activity, which may include applying blocks to accounts to prohibit future purchases and exchanges of Strategy shares. For certain retirement plan accounts, the Strategies may request that the retirement plan or other intermediary revoke the relevant participant's privilege to effect transactions in Strategy shares via the internet or telephone, in which case the relevant participant must submit future transaction orders via the U.S. Postal Service (i.e., regular mail). The Strategy will continue to monitor the turnover attributable to an intermediary's omnibus account arrangement and may consider whether to terminate the relationship if the intermediary does not demonstrate that appropriate action has been taken.

Risks to Shareholders Resulting From Imposition of Account Blocks in Response to Excessive Short-term Trading Activity. A shareholder identified as having engaged in excessive or short-term trading activity whose account is "blocked" and who may not otherwise wish to redeem his or her shares effectively may be "locked" into an investment in a Strategy that the shareholder did not intend to hold on a long-term basis or that may not be appropriate for the shareholder's risk profile. To rectify this situation, a shareholder with a "blocked" account may be forced to redeem Strategy shares, which could be costly if, for example, these shares have declined in value, the shares are subject to a CDSC, or the sale results in adverse tax consequences to the shareholder. To avoid this risk, a shareholder should carefully monitor the purchases, sales and exchanges of Strategy shares and avoid frequent trading in Strategy shares.

Limitations on Ability to Detect and Curtail Excessive Trading Practices. Shareholders seeking to engage in excessive short-term trading activities may deploy a variety of strategies to avoid detection and, despite the efforts of a Strategy and its agents to detect excessive or short-duration trading in Strategy shares, there is no guarantee that the Strategy will be able to identify these shareholders or curtail their trading practices. In particular, a Strategy may not be able to detect excessive or short-term trading in Strategy shares attributable to a particular investor who effects purchase and/or exchange activity in Strategy shares through omnibus accounts. Also, multiple tiers of these entities may exist, each utilizing an omnibus account arrangement, which may further compound the difficulty of detecting excessive or short-duration trading activity in Strategy shares.

HOW THE STRATEGIES VALUE THEIR SHARES
The price of each Strategy's shares is based on its NAV, which in turn is based on the NAVs of the Underlying Portfolios in which it invests. Each Strategy's NAV is calculated at the close of regular trading on the Exchange (ordinarily, 4:00 p.m., Eastern time), only on days when the Exchange is open for business. To calculate NAV, a Strategy's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. Because the Underlying Portfolios may invest in securities that are primarily traded on foreign exchanges that trade on weekends or other days when the Strategy does not price its shares, the NAV of a Strategy's shares may change on days when shareholders will not be able to purchase or redeem their shares in the Strategy.

Each Underlying Portfolio values its securities at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at "fair value" as determined in accordance with procedures established by and under the general supervision of the Underlying Portfolios' Board of Directors. When an Underlying Portfolio uses fair value pricing, it may take into account any factors it deems appropriate. An Underlying Portfolio may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in U.S. futures markets) and/or U.S. sector or broader stock market indices. The prices of securities used by an Underlying Portfolio to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

Each Underlying Portfolio expects to use fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the early closing of the exchange on which a security is traded or suspension of trading in the security. An Underlying Portfolio may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the Underlying Portfolio values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. For example, each Underlying Portfolio believes that foreign security values may be affected by events that occur after the close of foreign securities markets. To account for this, the Underlying Portfolio may frequently value many of their foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

Subject to the Board's oversight, the Underlying Portfolios' Board of Directors has delegated responsibility for valuing each Underlying Portfolio's assets to the Adviser. The Adviser has established a Valuation Committee, which operates under the policies and procedures approved by the Board, to value each Underlying Portfolio's assets on behalf of the Underlying Portfolio. The Valuation Committee values Underlying Portfolio assets as described above.

Your order for purchase, sale or exchange of shares is priced at the next-determined NAV after your order is received in proper form by a Strategy.

GLOSSARY
--------------------------------------------------------------------------------

This Prospectus uses the following terms.

TYPES OF SECURITIES

Convertible securities are fixed-income securities that are convertible into common stock.

Debt securities are bonds, debentures, notes, bills, loans, other direct debt instruments, and other fixed, floating and variable rate debt obligations, but do not include convertible securities.

Depositary Receipts include American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") and other types of depositary receipts.

Equity Securities include (i) common stocks, partnership interests, business trust shares and other equity or ownership interests in business enterprises and (ii) securities convertible into, and rights and warrants to subscribe for the purchase of, such stocks, shares and interests.

Fixed-income securities are debt securities and dividend-paying preferred stocks, including floating rate and variable rate instruments.

Inflation-indexed bonds are fixed-income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government.

Interest-only or IO securities are debt securities that receive only the interest payments on an underlying debt that has been structured to have two classes, one of which is the IO class and the other of which is the principal-only or PO class, that receives only the principal payments on the underlying debt obligation. POs are similar to, and are sometimes referred to as, zero coupon securities, which are debt securities issued without interest coupons.

Qualifying bank deposits are certificates of deposit, bankers' acceptances and interest-bearing savings deposits of banks that have total assets of more than $1 billion and are members of the Federal Deposit Insurance Corporation.

Rule 144A Securities are securities that may be resold under Rule 144A of the Securities Act.

U.S. Government securities are securities issued or guaranteed by the United States Government, its agencies or instrumentalities, or by government-sponsored entities.

RATING AGENCIES AND RATED SECURITIES

Fitch is Fitch Ratings.

Lower-rated securities are fixed-income securities rated Ba or below by Moody's or BB or below by S&P or Fitch, or determined by Alliance to be of equivalent quality, and are commonly referred to as "junk bonds."

Moody's is Moody's Investors Service, Inc.

Prime commercial paper is commercial paper rated Prime 1 by Moody's or A-1 or higher by S&P or, if not rated, issued by companies that have an outstanding debt issue rated Aa or higher by Moody's or AA or higher by S&P.

S&P is Standard & Poor's Ratings Services.

OTHER

1940 Act is the Investment Company Act of 1940, as amended.

Code is the Internal Revenue Code of 1986, as amended.

SEC is the Securities and Exchange Commission.

Exchange is the New York Stock Exchange.

FNMA is the Federal National Mortgage Association.

FHLMC is the Federal Home Loan Mortgage Corporation.

Securities Act is the Securities Act of 1933, as amended.

DESCRIPTION OF THE STRATEGIES
--------------------------------------------------------------------------------

This section of the Prospectus provides a more complete description of each Strategy's investment objective, principal investment policies and risks. Of course, there can be no assurance that a Strategy will achieve its investment objective.

Please note that:

.. Additional descriptions of each Underlying Portfolio's investment strategies, investments and risks can be found in the Strategies' SAI.

.. Except as noted, a Strategy's investment objective and investment policies are not fundamental and thus can be changed without a shareholder vote. Where an investment policy or restriction has a percentage limitation, such limitation is applied at the time of investment. Changes in the market value of securities in a Strategy's holdings after they are purchased by a Strategy will not cause the Strategy to be in violation of such limitation.

INVESTMENT OBJECTIVES AND PRINCIPAL POLICIES

The investment objective of each Strategy is to seek the highest total return over time consistent with its asset mix. Total return includes capital growth and income. Each of the Strategies seeks to achieve its objective by investing in various Underlying Portfolios, which represent a variety of asset classes and investment styles. Each Strategy is managed to a specific retirement year. Each Strategy's asset mix will become more conservative, both prior to and after the target year. This reflects the objective of pursuing the maximum amount of capital growth, consistent with a reasonable amount of risk, during the investor's pre-retirement and early retirement years. After the retirement date of a Strategy, that Strategy's asset mix seeks to minimize the likelihood that an investor in that Strategy experiences a significant loss of capital at a more advanced age. The asset mix will continue to change with an increasing exposure to investments in fixed-income securities and short-term bonds until fifteen years after a Strategy's retirement date. Thereafter, the target asset allocation for that Strategy will generally be fixed. The static allocation of a Strategy's asset mix will be 27.5% short-duration bonds, 37.5% fixed-income securities and 35% equities.

The Adviser will allow the relative weightings of a Strategy's asset classes to vary in response to the markets, but ordinarily only by plus/minus 5%. Beyond those ranges, the Adviser will generally rebalance the portfolio toward the target asset allocation for that Strategy. However, there may be occasions when those ranges will expand to 10% of the Strategy's portfolio due to, among other things, appreciation of one of the asset classes.

DESCRIPTION OF UNDERLYING PORTFOLIOS

Each Strategy invests in a combination of Underlying Portfolios. Each Strategy's target asset allocation is intended to diversify its investments among various asset classes such as stocks and bonds.

The Adviser does not intend to make frequent tactical adjustments to the target asset mix or to trade actively among Underlying Portfolios, other than the periodic adjustments described above. However, as noted above, the Adviser reserves the right to modify the target allocations and Underlying Portfolio weightings and to substitute other Underlying Portfolios from time to time should circumstances warrant. The following table shows which Underlying Portfolios are being used within each asset class as of November 30, 2006 and the target allocations for each Strategy.

                                                        Percentage of AllianceBernstein Retirement Strategy
                                                    Invested in the Specified Underlying Portfolio as of November 30, 2006
                                                    ----------------------------------------------------------------------
                     Current Fund                   2045    2040   2035   2030   2025   2020   2015   2010   2005   2000   N/A*
                     ------------------------------ ------- ------ ------ ------ ------ ------ ------ ------ ------ ------ -----
Asset Class          Underlying Portfolio
-------------------- ------------------------------
Short Duration Bonds Short Duration Bond               --      --     --     --     --     --     --     --   3.12  12.05  18.00
-------------------- -------------------------------------- ------ ------ ------ ------ ------ ------ ------ ------ ------ -----
Bonds                Subtotal                                              2.44   9.39  16.33  23.27  30.44  35.15  36.15  37.00
                     Inflation-Protected Securities    --      --     --     --     --   1.39   5.70  10.76  14.28  14.93  15.00
                     Intermediate Duration             --      --     --   0.70   3.73   7.99  10.62  12.69  14.60  17.11  19.50
                     High-Yield                        --      --     --   1.74   5.66   6.95   6.95   6.99   6.27   4.11   2.50
-------------------- ------------------------------ ------- ------ ------ ------ ------ ------ ------ ------ ------ ------ -----
REITs                Real Estate Investment         10.03   10.02  10.04  10.03  10.06  10.04  10.09  10.03  10.07  10.08  10.00
-------------------- -------------------------------------- ------ ------ ------ ------ ------ ------ ------ ------ ------ -----
Stocks               Subtotal                       89.97   89.98  90.00  87.52  80.55  73.63  66.64  59.53  51.65  41.73  35.00
                     U.S. Large Cap Growth          23.85   23.86  23.88  23.32  21.51  19.70  17.90  16.43  14.59  12.05  10.25
                     U.S. Value                     23.94   23.94  23.96  23.33  21.58  19.77  17.96  16.44  14.64  12.05  10.25
                     Small-Mid Cap Growth            7.53    7.53   7.53   7.26   6.50   5.86   5.27   4.41   3.43   2.52   2.00
                     Small-Mid Cap Value             7.50    7.50   7.51   7.23   6.48   5.84   5.25   4.40   3.41   2.49   2.00
                     International Growth           13.57   13.57  13.56  13.19  12.23  11.23  10.13   8.93   7.80   6.30   5.25
                     International Value            13.58   13.58  13.52  13.19  12.25  11.23  10.13   8.92   7.78   6.32   5.25



Current Fund                   N/A*
------------------------------ -----
Underlying Portfolio
------------------------------
Short Duration Bond            27.50
-------------------------------------- -----
Subtotal                       37.50
Inflation-Protected Securities 15.00
Intermediate Duration          22.50
High-Yield                        --
------------------------------ -----
Real Estate Investment         10.00
-------------------------------------- -----
Subtotal                       25.00
U.S. Large Cap Growth           7.50
U.S. Value                      7.50
Small-Mid Cap Growth            1.25
Small-Mid Cap Value             1.25
International Growth            3.75
International Value             3.75

* These allocations are not specific to any Strategy; but reflect the expected future allocations of any Strategy once it reaches 10 and 15 years after its retirement date, respectively. The target retirement date assumes that an investor retires at age 65.

The underlying stock funds draw on growth, value and quantitative investment techniques and diversify investments among small, medium and large U.S. companies. They also include investments in the real estate sector as well as foreign stocks from developed and emerging markets.

The underlying bond funds represent a diverse range of fixed-income investments that vary by issuer type (corporate and government), and credit quality (investment-grade and high yield).

ADDITIONAL INVESTMENT PRACTICES
Each of the Underlying Portfolios also may engage in one or more of the following investment practices:

Principal Risks Of Underlying Portfolios
The Underlying Portfolios have risks similar to the overall risks discussed for the Strategies above. The risks include:

.. Market Risk--risk of losses due to adverse changes in the stock or bond market.

.. Interest Rate Risk--risk that changes in interest rates will affect the value of an Underlying Portfolio's investments in income-producing securities.

.. Credit Risk--risk that the issuer or the guarantor of a debt security will be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations.

.. Foreign (Non-U.S.) Risk--risk that investments in issuers located in foreign countries may have more risks because their markets tend to be more volatile than the U.S. stock market.

.. Emerging Market Risk--increased risks of investments in emerging market securities of issuers based in countries with developing economies.

.. Currency Risk--risk that fluctuations in the exchange rates between the U.S. Dollar and foreign currencies may negatively affect the value of an Underlying Portfolio's investments.

.. Capitalization Risk--risk that investments in small- to mid-capitalization companies will be more volatile than investments in larger companies. An Underlying Portfolio's investments in smaller capitalization stocks may have additional risks because these companies often have limited product lines, markets, or financial resources.

.. Focused Portfolio Risk--risk that changes in the value of a single security may have a more significant effect, either negative or positive, on the NAV of an Underlying Portfolio that invests in a limited number of companies.

.. Real Estate Risk--risk that direct investments in real estate can decline due to a variety of factors affecting the real estate market generally, such as overbuilding, increases in interest rates, or declines in rental rates. In addition, indirect investments in real estate, such as REITs, are dependent on the capability of the property managers, may have limited diversification, and could be significantly affected by changes in tax laws.

.. Derivatives Risk--risk that the use of derivatives, which are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate, or index, may enhance volatility, in addition to other risks such as the credit risk of the counterparty. Derivatives also involve the risk of difficulties in pricing and valuation and the risk that changes in the value of the derivative may not correlate perfectly with relevant underlying assets, rates or indices.

.. Leveraging Risk--risk that investments in derivatives or other leverage, such as borrowing money, may be more volatile and compound other risks.

.. Management Risk--Each Underlying Portfolio is subject to management risk because it is an actively managed investment portfolio. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Underlying Portfolios, but there can be no guarantee that its decisions will produce the desired results. In some cases, derivative and other investment techniques may be unavailable or the Adviser may determine not to use them, possibly even under market conditions where their use could benefit an Underlying Portfolio.

Investment Objectives and Principal Policies of Underlying Portfolios
A brief description of each of the Underlying Portfolios follows. Additional details are available in the Underlying Portfolios' prospectus or SAI. You may request a free copy of the Underlying Portfolios' prospectus and/or SAI by contacting your broker or other financial intermediary, or by contacting the
Adviser:

By Mail:  c/o AllianceBernstein Investor Services
          P.O. Box 786003
          San Antonio, TX 78278-6003

By Phone: For Information:     (800) 221-5672
          For Literature:      (800) 227-4618

Stock Portfolios

AllianceBernstein U.S. Value Portfolio has an investment objective of seeking long-term growth of capital. This Portfolio invests primarily in a diversified portfolio of equity securities of U.S. companies with relatively larger market capitalizations as compared to the overall U.S. equity market. This Portfolio's investment policies emphasize investment in companies that the Adviser's Bernstein unit ("Bernstein") determines to be undervalued. In selecting securities for this Portfolio, Bernstein uses its fundamental research to identify companies whose long-term earnings power and dividend paying capability are not reflected in the current market price of their securities. Under normal circumstances, this Portfolio invests at least 80% of its net assets in equity securities issued by U.S. companies.

Among the principal risks of investing in this Portfolio is market risk and, to the extent this Portfolio invests in securities of non-U.S. issuers, foreign risk and currency risk.

AllianceBernstein U.S. Large Cap Growth Portfolio has an investment objective of seeking long-term growth of capital. This Portfolio invests primarily in equity securities of U.S. companies with relatively larger market capitalizations as compared to the overall U.S. equity market. This Portfolio focuses on a relatively small number of large, intensively researched companies that the Adviser believes have strong management, superior industry positions, excellent balance sheets and superior earnings growth prospects. The Adviser relies heavily on the fundamental analysis and research of its internal research staff to select this Portfolio's investments.

Under normal circumstances, this Portfolio invests at least 80% of its net assets in equity securities issued by large-cap U.S. companies. For these purposes, "large-cap U.S. companies" are those that, at the time of investment, have market capitalizations within the range of the market capitalizations of companies appearing in the Russell 1000(R) Growth Index. While the market capitalization of companies in the Russell 1000(R) Growth Index ranged from $1.37 billion to almost $432.1 billion as of October 31, 2006, this Portfolio normally will invest in common stocks of companies with market capitalizations of at least $5 billion at the time of purchase.

Among the principal risks of investing in this Portfolio are market risk, focused portfolio risk and, to the extent it invests in securities of non-U.S. issuers, foreign risk and currency risk.

AllianceBernstein Global Real Estate Investment Portfolio has an investment objective of seeking total return from a combination of income and long-term growth of capital. This Portfolio invests primarily in equity securities of real estate investment trusts (called "REITs") and other real estate industry companies. Under normal circumstances, this Portfolio invests at least 80% of its net assets in these types of securities.

This Portfolio's investment policies emphasize investment in real estate companies Bernstein believes have strong property fundamentals and management teams. This Portfolio seeks to invest in real estate companies whose underlying portfolios are diversified geographically and by property type.

This Portfolio may invest up to 20% of its total assets in mortgage-backed securities, which are securities that directly or indirectly represent participations in, or are collateralized by and payable from, mortgage loans secured by real property.

This Portfolio may from time to time enter into currency futures contracts or forward currency exchange contracts.

Among the principal risks of investing in this Portfolio are market risk, real estate risk, credit risk and interest rate risk. Because this Portfolio invests in mortgage-backed securities, it is subject to the risk that mortgage loans will be prepaid when interest rates decline, forcing it to reinvest in securities with lower interest rates. The Portfolio also has foreign risk and currency risk.

AllianceBernstein International Value Portfolio has an investment objective of seeking long-term growth of capital. This Portfolio invests primarily in a diversified portfolio of equity securities of foreign companies.

This Portfolio's investment policies emphasize investment in companies that Bernstein determines to be undervalued. In selecting securities for this Portfolio, Bernstein uses its fundamental research to identify companies whose long-term earnings power is not reflected in the current market price of their securities. This Portfolio may from time to time enter into currency futures contracts or currency forward contracts.

Among the principal risks of investing in this Portfolio are market risk, foreign risk, emerging market risk, and currency risk. This Portfolio is also subject to capitalization risk and derivatives risk.

AllianceBernstein International Growth Portfolio has an investment objective of seeking long-term growth of capital. This Portfolio invests primarily in an international portfolio of equity securities of companies located in both developed and emerging countries. The Portfolio's investment process relies upon comprehensive fundamental company research produced by the Adviser's large research team of analysts covering both developed and emerging markets around the globe. Research-driven stock selection is expected to be the primary driver of returns relative to the Portfolio's benchmark and other decisions, such as country allocation, are generally the result of the stock selection process.

The Portfolios invests, under normal circumstances, in the equity securities of companies located in at least three countries (and normally substantially more) other than the United States. The Portfolio's investments include companies that are established as a result of privatizations of state enterprises.

Among the principal risks of investing in this Portfolio are market risk, foreign risk, emerging market risk, and currency risk.

AllianceBernstein Small-Mid Cap Value Portfolio has an investment objective of seeking long-term growth of capital. This Portfolio invests primarily in a diversified portfolio of equity securities of U.S. companies with relatively smaller market capitalizations as compared to the overall U.S. equity market. For these purposes, "small- and mid-cap U.S. companies" are those U.S. companies that, at the time of investment, fall within the capitalization range between the smallest company in the Russell 2500(TM) Value Index and the greater of $5 billion or the market capitalization of the largest company in the Russell 2500(TM)

Value Index. While the market capitalizations of companies in the Russell 2500(TM) Value Index ranged from $0.10 billion, to approximately $6.85 billion as of October 31, 2006, the Portfolio normally will not invest in companies with market capitalizations exceeding $5 billion at the time of purchase. Under normal circumstances, this Portfolio invests at least 80% of its net assets in these types of securities.

This Portfolio's investment policies emphasize investment in companies that Bernstein determines to be undervalued. In selecting securities for this Portfolio, Bernstein uses its fundamental research to identify companies whose long-term earnings power is not reflected in the current market price of their securities. It may also invest up to 20% of its total assets in equity securities issued by non-U.S. companies.

Among the principal risks of investing in this Portfolio are market risk, capitalization risk and, to the extent that the Portfolio invests in securities of non-U.S. issuers, foreign risk and currency risk.

AllianceBernstein Small-Mid Cap Growth Portfolio has an investment objective of seeking long-term growth of capital. This Portfolio invests primarily in a diversified portfolio of equity securities of U.S. companies with relatively smaller market capitalizations as compared to the overall U.S. equity market. Under normal circumstances, this Portfolio invests at least 80% of its net assets in small- and mid-cap companies. For these purposes, "small- and mid-cap companies" are those U.S. companies that, at the time of investment, have market capitalizations in the greater of the range of companies constituting the Russell 2500(TM) Growth Index or between $1 and $6 billion. The market capitalizations of companies in the Russell 2500(TM) Growth Index ranged from $.09 billion to $7.24 billion as of October 31, 2006. Because the Portfolio's definition of small- to mid-cap companies is dynamic, the upper limit on market capitalization will change with the markets.

Normally, this Portfolio invests in U.S. companies that the Adviser believes have strong management, superior industry positions, excellent balance sheets and superior earnings growth prospects. The Adviser relies heavily on the fundamental analysis and research of its internal research staff to select this Portfolio's investments. This Portfolio may also invest up to 20% of its total assets in equity securities issued by non-U.S. companies.

Among the principal risks of investing in this Portfolio are market risk, capitalization risk and, to the extent that the Portfolio invests in securities of non-U.S. issuers, foreign risk and currency risk.

Bond Funds

AllianceBernstein Short Duration Bond Portfolio has an investment objective of seeking a moderate rate of income that is subject to taxes. This Portfolio invests primarily in investment-grade, U.S. Dollar-denominated debt securities. Under normal circumstances, this Portfolio invests at least 80% of its net assets in debt securities. This Portfolio seeks to maintain a relatively short duration of one to three years under normal market conditions. Duration is a measure of sensitivity to interest rates and varies as obligors on debt securities repay their obligations.

This Portfolio may invest in many types of debt securities including corporate bonds, notes, U.S. Government and agency securities, asset-backed securities, mortgage-related securities, and inflation-protected securities as well as other securities of U.S. and non-U.S. issuers.

Among the principal risks of investing in this Portfolio are interest rate risk, credit risk, market risk, derivatives risk and, to the extent that it invests in securities of non-U.S. issuers, foreign risk and currency risk.

AllianceBernstein Intermediate Duration Bond Portfolio has an investment objective of seeking a moderate to high rate of income that is subject to taxes. This Portfolio invests primarily in investment-grade, U.S. Dollar denominated debt securities. Under normal circumstances, this Portfolio invests at least 80% of its net assets in debt securities. This Portfolio seeks to maintain a relatively longer duration of four to seven years under normal market conditions.

This Portfolio may invest in many types of debt securities including corporate bonds, notes, U.S. Government and agency securities, asset-backed securities, mortgage-related securities, and inflation-protected securities as well as other securities of U.S. and non-U.S. issuers.

Among the principal risks of investing in this Portfolio are interest rate risk, credit risk, market risk, derivatives risk and, to the extent that this Portfolio invests in securities of non-U.S. issuers, foreign risk and currency risk.

AllianceBernstein Inflation-Protected Securities Portfolio This Portfolio has an investment objective of seeking a total return that exceeds the rate of inflation over the long term with income that is subject to taxes. This Portfolio invests primarily in U.S. Dollar-denominated inflation-protected securities. Under normal circumstances, this Portfolio invests at least 80% of its net assets in inflation-protected securities. The Portfolio's investments in inflation-protected securities include inflation-indexed debt securities of varying maturities issued by U.S. or non-U.S. governments, their agencies or instrumentalities and by corporations, and inflation derivatives. It seeks to maintain a duration within three years (plus or minus) of the duration of the Lehman Brothers U.S. TIPS 1-10 year Index, which as of October 31, 2006 was
3.93 years.

Assets not invested in inflation-indexed bonds may be invested in other types of debt securities including corporate bonds, notes, U.S. Government and agency securities, asset-backed securities, and mortgage-related securities as well as other securities of U.S. and non-U.S. issuers.

Among the principal risks of investing in this Portfolio are interest rate risk, credit risk, market risk, derivatives risk and, to the extent that it invests in securities of non-U.S. issuers, foreign risk and currency risk.

AllianceBernstein High-Yield Portfolio has an investment objective of seeking a high total return by maximizing current income and, to the extent consistent with that objective, capital appreciation. This Portfolio invests primarily in high-yield debt securities. Under normal circumstances, this Portfolio invests at least 80% of its net assets in these types of securities. This Portfolio invests in high-yield, below investment grade debt securities, commonly known as "junk bonds." This Portfolio seeks to maximize current income by taking advantage of market developments, yield disparities, and variations in the creditworthiness of issuers.

Among the principal risks of investing in this Portfolio are interest rate risk, credit risk, market risk, derivatives risk and, to the extent that it invests in securities of non-U.S. issuers, foreign risk and currency risk.

ADDITIONAL INVESTMENT PRACTICES

Each of the Underlying Portfolios also may:

.. Write covered put and call options and purchase and sell put and call options on U.S. and non-U.S. securities, currencies, market and financial indices, and other derivatives and financial instruments;

.. Enter into forward commitments, futures contracts, and options on futures contracts with respect to U.S. and non-U.S. securities, currencies, and market and financial indices;

..  Enter into forward currency exchange contracts;

..  Enter into swap transactions;

..  Enter into repurchase agreements and reverse repurchase agreements;

..  Enter into standby commitment agreements;

..  Invest in convertible securities;

..  Invest in the securities of supranational agencies and other
   "semi-governmental" issuers;

.. Make short sales of securities or maintain a short position, but only if at all times when a short position is open not more than 33% of the Portfolio's net assets is held as collateral for such sales;

.. Make secured loans of portfolio securities of up to 33 1/3% of its total assets;

..  Invest up to 15% of its total assets in illiquid securities; and

.. Invest in depositary receipts, Exchange Traded Funds ("ETFs"), and other derivative instruments representing securities of companies or market indices.

The AllianceBernstein U.S. Value Portfolio, AllianceBernstein U.S. Large Cap Growth Portfolio, AllianceBernstein Global Real Estate Investment Portfolio, AllianceBernstein International Value Portfolio, AllianceBernstein International Growth Portfolio, AllianceBernstein Small-Mid Cap Value Portfolio, and the AllianceBernstein Small-Mid Cap Growth Portfolio each also may:

..  Invest up to 20% of its total assets in rights and warrants.

The AllianceBernstein Short Duration Bond Portfolio, AllianceBernstein Intermediate Duration Bond Portfolio, AllianceBernstein Inflation-Protected Securities Portfolio and AllianceBernstein High-Yield Portfolio each also may:

..  Invest in variable, floating, and inverse floating rate investments; and

..  Invest in zero coupon and interest-only or principal-only securities.

Future Developments
An Underlying Portfolio may take advantage of other investment practices that are not currently contemplated for use by the Underlying Portfolios, or are not available but may yet be developed, to the extent such investment practices are consistent with the Underlying Portfolio's investment objective and legally permissible for the Underlying Portfolio. Such investment practices, if they arise, may involve risks that exceed those involved in the activities described above.

Underlying Portfolio Turnover
Each of the Underlying Portfolios is actively managed and, in some cases in response to market conditions, an Underlying Portfolio's portfolio turnover may exceed 100%. A higher rate of portfolio turnover increases brokerage and other expenses, which must be borne by the Underlying Portfolio and its shareholders. High portfolio turnover also may result in the realization of substantial net short-term capital gains, which, when distributed, are taxable to shareholders.

Temporary Defensive Position
For temporary defensive purposes to attempt to respond to adverse market, economic, political or other conditions, an Underlying Portfolio may reduce its position in equity securities and invest, without limit, in certain types of short-term, liquid, high grade or high quality debt securities and in lower-rated securities and convertible securities. These securities may include U.S. Government securities, qualifying bank deposits, money market instruments, prime commercial paper and other types of debt securities including notes and bonds. Such securities also may include foreign-currency denominated securities of the type mentioned above issued by foreign governmental entities, companies, and supranational organizations. While an Underlying Portfolio invests for temporary defensive purposes, it may not meet its investment objective.

Portfolio Holdings
A description of the Strategies' policies and procedures with respect to the disclosure of each Underlying Portfo-lio's portfolio holdings is available in each Underlying Portfolio's SAI.

MANAGEMENT OF THE STRATEGIES
--------------------------------------------------------------------------------

INVESTMENT ADVISER
Each Strategy's investment adviser is AllianceBernstein L.P., 1345 Avenue of the Americas, New York, NY 10105. The Adviser is a leading international investment adviser managing client accounts with assets as of September 30, 2006 totaling approximately $659 billion (of which approximately $82 billion represented assets of investment companies). As of September 30, 2006, Alliance managed retirement assets for many of the largest public and private employee benefit plans (including 41 of the nation's FORTUNE 100 companies), for public employee retirement funds in 37 states, for investment companies, and for foundations, endowments, banks and insurance companies worldwide. The 44 registered investment companies managed by the Adviser, comprising 125 separate investment portfolios, currently have more than 4.0 million shareholder accounts.

The Adviser provides investment advisory services for each Strategy and for directing the purchase and sale of the Underlying Portfolios in which they invest. For these advisory services, each Strategy paid the Adviser during its most recent fiscal year a management fee as a percentage of average daily net assets as shown in the table below.

                                                            Fee
                                                    (as a percentage of
      AllianceBernstein Retirement Strategy      average daily net assets)
      -------------------------------------      -------------------------
      AllianceBernstein 2000 Retirement Strategy           0.55%
      AllianceBernstein 2005 Retirement Strategy           0.55%
      AllianceBernstein 2010 Retirement Strategy           0.60%
      AllianceBernstein 2015 Retirement Strategy           0.60%
      AllianceBernstein 2020 Retirement Strategy           0.65%
      AllianceBernstein 2025 Retirement Strategy           0.65%
      AllianceBernstein 2030 Retirement Strategy           0.65%
      AllianceBernstein 2035 Retirement Strategy           0.65%
      AllianceBernstein 2040 Retirement Strategy           0.65%
      AllianceBernstein 2045 Retirement Strategy           0.65%

The Adviser is also responsible for the selection and management of the Underlying Portfolios' portfolio investments. The Adviser does not receive a fee for managing the Underlying Portfolios.

The Adviser may act as an investment adviser to other persons, firms or corporations, including investment companies, hedge funds, pension funds and other institutional investors. The Adviser may receive management fees, including performance fees that may be higher or lower than the advisory fees it receives from the Strategies. Certain other clients of the Adviser may have investment objectives and policies similar to those of a Strategy or an Underlying Portfolio. The Adviser may, from time to time, make recommendations which result in the purchase or sale of a particular security by its other clients simultaneously with a Strategy or an Underlying Portfolio. If transactions on behalf of more than one client during the same period increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price or quantity. It is the policy of the Adviser to allocate advisory recommendations and the placing of orders in a manner which is deemed equitable by the Adviser to the accounts involved, including a Strategy or an Underlying Portfolio. When two or more of the clients of the Adviser (including a Strategy or an Underlying Portfolio) are purchasing or selling the same security on a given day from the same broker-dealer, such transactions may be averaged as to price.

PORTFOLIO MANAGERS
The management of and investment decisions for each of the Strategies are made by the Blend Investment Policy Team, comprised of senior Blend portfolio managers. The Blend Investment Policy Team relies heavily on the Adviser's growth, value and fixed-income investment teams and, in turn, the fundamental research of the Adviser's large internal research staff. No one person is principally responsible for coordinating the Strategies' investments.

The following table lists the five persons within the Blend Investment Policy Team with the most significant responsibility for day-to-day management of the Strategies, the length of time that each person has been jointly and primarily responsible for the Strategies, and each person's principal occupation during the past five years:

                                     Principal Occupation During the
       Employee; Year; Title               Past Five (5) Years
       ---------------------         -------------------------------
Thomas J. Fontaine; since inception; Senior Vice President of the
Senior Vice President of the Adviser Adviser, with which he has been associated in a substantially
                                     similar capacity to his current
                                     position since prior to 2001.

Mark A. Hamilton; since 2006;        Senior Vice President of the
Senior Vice President of the Adviser Adviser, with which he has been associated in a substantially
                                     similar capacity to his current
                                     position since prior to 2001.

Joshua Lisser; since inception;      Senior Vice President of the
Senior Vice President of the Adviser Adviser, with which he has been associated in a substantially
                                     similar capacity to his current
                                     position since prior to 2001.

Seth J. Masters; since inception;    Executive Vice President of the
Executive Vice President of the      Adviser, with which he has been
Adviser                              associated since prior to 2001.

Christopher H. Nikolich; since       Senior Vice President of the
inception; Senior Vice President of  Adviser, with which he has been
the Adviser                          associated in a substantially
                                     similar capacity to his current
                                     position since prior to 2001.

LEGAL PROCEEDINGS
On April 8, 2002, in In re Enron Corporation Securities Litigation, a consolidated complaint (as subsequently amended, the "Enron Complaint") was filed in the United States District Court for the Southern District of Texas, Houston Division, against numerous defendants, including the Adviser. The principal allegations of the Enron Complaint, as they pertain to the Adviser, are that the Adviser violated Sections 11 and 15 of the Securities Act with respect to a registration statement filed by Enron Corp. ("Enron") and effective with the SEC on July 18, 2001, which was used to sell $1.9 billion Enron Zero Coupon Convertible Notes due 2021. Plaintiffs allege that the registration statement was materially misleading and that Frank Savage, a director of Enron, signed the registration statement at issue. Plaintiffs further allege that the Adviser was a controlling person of Frank Savage, who was at that time an employee of the Adviser and a director of AllianceBernstein Corporation. Plaintiffs therefore assert that the Adviser is itself liable for the allegedly misleading registration statement. Plaintiffs seek rescission or a rescissionary measure of damages. On April 12, 2006, the Adviser moved for summary judgment dismissing the Enron Complaint as the allegations therein pertain to the Adviser. This motion is pending. On July 5, 2006 the court granted plaintiffs' amended motion for class certification.

As has been previously reported in the press, the Staff of the SEC and the Office of the New York Attorney General ("NYAG") have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that the Adviser provide information to them. The Adviser has been cooperating and will continue to cooperate with all of these authorities.

On December 18, 2003, the Adviser confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the SEC ("SEC Order"). The agreement with the NYAG is memorialized in an Assurance of Discontinuance dated September 1, 2004 ("NYAG Order"). Among the key provisions of these agreements are the following:

(i)The Adviser agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the SEC Order. According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (a) their aliquot share of losses suffered by the fund due to market timing, and (b) a proportionate share of advisory fees paid by such fund during the period of such market timing;

(ii)The Adviser agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds until December 31, 2008.; and

(iii)The Adviser agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order and the NYAG Order contemplate that the Adviser's registered investment company clients, including the Strategies, will introduce governance and compliance changes.

The Strategies' advisory fees are not affected by the Advisor's agreement to reduce its advisory fees.

On October 2, 2003, a putative class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the "Hindo Complaint") was filed against the Adviser; AllianceBernstein L.P. ("Holding"); AllianceBernstein Corporation; AXA Financial, Inc.; the AllianceBernstein Mutual Funds; certain officers of the Adviser (the "Alliance defendants"); and certain other defendants not affiliated with the Adviser, as well as unnamed Doe defendants. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Mutual Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange, and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts.

Since October 2, 2003, additional lawsuits making factual allegations generally similar to those in the Hindo Complaint were filed in various federal and state courts against the Adviser and certain other defendants. The plaintiffs in such lawsuits have asserted a variety of theories for recovery including, but not limited to, violations of the Securities Act, the Exchange Act, the Advisers Act, the Investment Company Act, the Employee Retirement Income Security Act of 1974, as amended ("ERISA") certain state securities laws and common law. All state court actions against the Adviser either were voluntarily dismissed or removed to federal court. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred all federal actions to the United States District Court for the District of Maryland (the "Mutual Fund MDL").

On September 29, 2004, plaintiffs filed consolidated amended complaints with respect to four claim types: mutual fund shareholder claims; mutual fund derivative claims; derivative claims brought on behalf of Holding; and claims brought under ERISA by participants in the Profit Sharing Plan for Employees of the Adviser. All four complaints include substantially identical factual allega-tions, which appear to be based in large part on the SEC Order and the NYAG Order. On April 21, 2006, the Adviser and attorneys for the plaintiffs in the mutual fund shareholder claims, mutual fund derivative claims, and ERISA claims entered into a confidential memorandum of understanding ("MOU") containing their agreement to settle these claims. The agreement will be documented by a stipulation of settlement and will be submitted for court approval at a later date. The settlement amount, which we previously accrued and disclosed, has been disbursed. The derivative claims brought on behalf of Holding remain pending. Plaintiff seeks an unspecified amount of damages.

On February 10, 2004, the Adviser received (i) a subpoena duces tecum from the Office of the Attorney General of the State of West Virginia and (ii) a request for information from West Virginia's Office of the State Auditor, Securities Commission (the "West Virginia Securities Commission") (together, the "Information Requests"). Both Information Requests require the Adviser to produce documents concerning, among other things, any market timing or late trading in the Adviser's sponsored mutual funds. The Adviser responded to the Information Requests and has been cooperating fully with the investigation.

On April 11, 2005, a complaint entitled The Attorney General of the State of West Virginia v. AIM Advisors, Inc., et al. ("WVAG Complaint") was filed against the Adviser, Holding, and various other defendants not affiliated with the Adviser. The WVAG Complaint was filed in the Circuit Court of Marshall County, West Virginia by the Attorney General of the State of West Virginia. The WVAG Complaint makes factual allegations generally similar to those in the Hindo Complaint. On October 19, 2005, the WVAG Complaint was transferred to the Mutual Fund MDL.

On August 30, 2005, the deputy commissioner of securities of the West Virginia Securities Commission signed a "Summary Order to Cease and Desist, and Notice of Right to Hearing" addressed to the Adviser and Holding. The Summary Order claims that the Adviser and Holding violated the West Virginia Uniform Securities Act, and makes factual allegations generally similar to those in the SEC Order and the NYAG Order. On January 26, 2006, the Adviser, Holding, and various unaffiliated defendants filed a Petition for Writ of Prohibition and Order Suspending Proceedings in West Virginia state court seeking to vacate the Summary Order and for other relief. On April 12, 2006, respondents' petition was denied. The Adviser intends to vigorously defend against the allegations in the WVAG Complaint. The court denied the writ and in September 2006 the Supreme Court of Appeals declined the defendants' petition for appeal. On September 22, 2006, the Adviser and Holding filed an answer and motion to dismiss the Summary Order with the Securities Commissioner.

On June 22, 2004, a purported class action complaint entitled Aucoin, et al. v. Alliance Capital Management L.P., et al. (the "Aucoin Complaint") was filed against the Adviser AllianceBernstein Corporation, AXA Financial, Inc., AllianceBernstein Investments, Inc., certain current and former directors of the AllianceBernstein Mutual Funds, and unnamed Doe defendants. The Aucoin Complaint names certain of the AllianceBernstein Mutual Funds as nominal defendants. The Aucoin Complaint was filed in the United States District Court for the Southern District of New York by an alleged shareholder of an AllianceBernstein Mutual Fund. The Aucoin Complaint alleges, among other things, (i) that certain of the defendants improperly authorized the payment of excessive commissions and other fees from AllianceBernstein Fund assets to broker-dealers in exchange for preferential marketing services, (ii) that certain of the defendants misrepresented and omitted from registration statements and other reports material facts concerning such payments, and
(iii) that certain of the defendants caused such conduct as control persons of other defendants. The Aucoin Complaint asserts claims for violation of Sections 34(b), 36(b) and 48(a) of the 1940 Act, Sections 206 and 215 of the Advisers Act, breach of common law fiduciary duties, and aiding and abetting breaches of common law fiduciary duties. Plaintiffs seek an unspecified amount of compensatory damages and punitive damages, rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts, an accounting of all AllianceBernstein Fund-related fees, commissions and soft dollar payments, and restitution of all unlawfully or discriminatorily obtained fees and expenses.

Since June 22, 2004, nine additional lawsuits making factual allegations substantially similar to those in the Aucoin Complaint were filed against the Adviser and certain other defendants. All nine of the lawsuits (i) were brought as class actions filed in the United States District Court for the Southern District of New York, (ii) assert claims substantially identical to the Aucoin Complaint, and (iii) are brought on behalf of shareholders of the funds.

On February 2, 2005, plaintiffs filed a consolidated amended class action complaint ("Aucoin Consolidated Amended Complaint"), which asserts claims substantially similar to the Aucoin Complaint and the nine additional lawsuits referenced above. On October 19, 2005, the District Court dismissed each of the claims set forth in the Aucoin Consolidated Amended Complaint, except for plaintiff's claim under Section 36(b) of the Investment Company Act. On
January 11, 2006, the District Court granted defendants' motion for reconsideration and dismissed the remaining Section 36(b) claim. On May 31, 2006, the District Court denied plaintiffs' motion for leave to file their amended complaint. On July 5, 2006, plaintiffs filed a notice of appeal. On October 4, 2006 the appeal was withdrawn by stipulation, with plaintiffs reserving the right to reinstate it at a later date.

It is possible that these matters and/or other developments resulting from these matters could result in increased redemptions of the Strategies' shares or other adverse consequences to the Strategies. This may require the Strategies to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Strategies. However, the Adviser believes that these matters are not likely to have a material adverse effect on its ability to perform advisory services relating to the Strategies.

PERFORMANCE OF EQUITY AND FIXED INCOME INVESTMENT TEAMS
Although the Strategies themselves have limited performance history, certain of the investment teams employed by the Adviser in managing each Strategy have experience in managing discretionary accounts of institutional clients and/or other registered investment companies and portions thereof (the "Historical Accounts") that have substantially the same investment objectives and policies and are managed in accordance with essentially the same investment strategies as those applicable to the portions of the Strategies they manage. The Historical Accounts that are not registered investment companies or portions thereof are not subject to certain limitations, diversification requirements and other restrictions imposed under the 1940 Act and the Code to which the Strategies, as registered investment companies, are subject and which, if applicable to the Historical Accounts, may have adversely affected the performance of the Historical Accounts.

Set forth below is performance data provided by the Adviser relating to the Historical Accounts managed by investment teams that manage the Strategies' assets. Performance data is shown for the period during which the relevant investment team of the Adviser or its Bernstein unit managed the Historical Accounts through September 30, 2006. The aggregate assets for the Historical Accounts managed by each investment team as of September 30, 2006 are also shown. Each of an investment team's Historical Accounts has a nearly identical composition of investment holdings and related percentage weightings.

The performance data is net of all fees (including brokerage commissions) charged to the Historical Accounts, calculated on a monthly basis. The data has not been adjusted to reflect any fees that will be payable by the Strategies, which may be higher than the fees imposed on the Historical Accounts, and will reduce the returns of the Strategies. Expenses associated with the distribution of Class A, Class B, Class C, Class R and Class K shares of the Strategies in accordance with the plan adopted by the Directors of the Strategies under Commission Rule 12b-1 are also excluded. Except as noted, the performance data has also not been adjusted for corporate or individual taxes, if any, payable by account owners.

The Adviser has calculated the investment performance of the Historical Accounts on a trade-date basis. Dividends have been accrued at the end of the month and cash flows weighted daily. Composite investment performance for US Large Cap Value and International Large Cap Value accounts has been determined on an equal weighted basis for periods prior to January 1, 2003 and on an asset weighted basis for periods subsequent thereto. Composite investment performance for all other accounts has been determined on an asset weighted basis. New accounts are included in the composite investment performance computations at the beginning of the quarter following the initial contribution. The total returns set forth below are calculated using a method that links the monthly return amounts for the disclosed periods, resulting in a time-weighted rate of return. Other methods of computing the investment performance of the Historical Accounts may produce different results, and the results for different periods may vary.

The Russell 1000(R) universe of securities is compiled by Frank Russell Company and is segmented into two style indices, based on a "non-linear probability" method to assign stocks to the growth and value style indexes. The term "probability" is used to indicate the degree of certainty that a stock is value or growth based on its relative book-to-price ratio and I/B/E/S forecast long-term growth mean. The Russell 1000(R) Growth index is designed to include those Russell 1000(R) securities higher price-to-book ratios and higher forecasted growth values. In contrast, the Russell 1000(R) Value index is designed to include those Russell 1000(R) securities with lower price-to-book ratios and lower forecasted growth values.

The Russell 2500(R) Growth Index offers investors access to the small to mid-cap growth segment of the U.S. equity universe. The Russell 2500(R) Growth is constructed to provide a comprehensive and unbiased barometer of the small to mid-cap growth market. Based on ongoing empirical research of investment manager behavior, the methodology used to determine growth probability approximates the aggregate small to mid-cap growth manager's opportunity set.

The Russell 2500(R) Value Index offers investors access to the small to mid-cap value segment of the U.S. equity universe. The Russell 2500(R) Value is constructed to provide a comprehensive and unbiased barometer of the small to mid-cap value market. Based on ongoing empirical research of investment manager behavior, the methodology used to determine value probability approximates the aggregate small to mid-cap value manager's opportunity set.

The Morgan Stanley Capital International Europe, Australasia, Far East Index (the "MSCI-EAFE Index") is an international, unmanaged, weighted stock market index that includes over 1,000 securities listed on the stock exchanges of 20 developed market countries from Europe, Australia, Asia and the Far East.

As of the close of May 30, 2003, MSCI implemented an enhanced methodology for the MSCI Global Value and Growth Indices, adopting a two dimensional framework for style segmentation in which value and growth securities are categorized using different attributes-three for value and five for growth including forward looking variables. The objective of the index design is to divide constituents of an underlying MSCI Standard Country Index into a value index and a growth index, each targeting 50% of the free float adjusted market capitalization of the underlying country index. Country Value/Growth indices are then aggregated into regional Value/Growth indices.

The Lehman Brothers Aggregate Bond Index is composed of the Mortgage-Backed Securities Index, the Asset-Backed Securities Index and the
Government/Corporate Bond Index. It is a broad measure of the performance of taxable bonds in the US market, with maturities of at least one year.

The Lehman Brothers High Yield Index covers the universe of fixed rate, non-investment grade debt. Pay-in-kind (PIK) bonds, Eurobonds, and debt issues from countries designated as emerging markets (e.g., Argentina, Brazil, Venezuela, etc.) are excluded, but Canadian and global bonds (SEC registered) of issuers in non-EMG countries are included. Original issue zeroes, step-up coupon structures, and 144-As are also included. Structured notes with embedded swaps or other special features and Private placements, floating rate securities, and Eurobonds also are excluded. Defaulted bonds were formerly included in the index. They have been removed from the index as of 7/1/00. The index includes both corporate and non-corporate sectors. The corporate sectors are Industrial, Utility, and Finance, which include both U.S. and non-U.S. corporations. The Yankee sector has been discontinued as of 7/1/00. The bonds in the former Yankee sector have not been removed from the index, but have been reclassified into other sectors.

The Lehman 1-10 Year TIPS Index is the 1-10 year maturity component of the unmanaged U.S. Treasury Inflation Notes index and consists of Inflation-Protection securities issued by the U.S. Treasury.

The FTSE EPRA/NAREIT Global Real Estate Index is a free-floating, market capitalization weighted index structured in such a way that it can be considered to represent general trends in all eligible real estate stocks world-wide. The index is designed to reflect the stock performance of companies engaged in specific aspects of the North American, European and Asian real estate markets.

The Merrill Lynch US Treasury 1-3 Year Index is an unmanaged index comprised of US Government securities, including agency securities, with remaining maturities, at month end, of one to three years.

To the extent an investment team utilizes investment techniques such as futures or options, the indices shown may not be substantially comparable to the performance of the investment team's Historical Accounts. The indices shown are included to illustrate material economic and market factors that existed during the time period shown. None of the indices reflects the deduction of any fees. If an investment team were to purchase a portfolio of securities substantially identical to the securities comprising the relevant index, the performance of the portion of the Strategy managed by that investment team relative to the index would be reduced by the Strategy's expenses, including brokerage commissions, advisory fees, distribution fees, custodial fees, transfer agency costs and other administrative expenses, as well as by the impact on the Strategy's shareholders of sales charges and income taxes.

The performance data on the following pages is provided solely to illustrate each investment team's performance in managing the Historical Accounts as measured against certain broad based market indices. The performance of each Strategy will be affected both by the performance of each investment team managing a portion of the Strategy's assets and by the Adviser's allocation of the Strategy's portfolio among its various investment teams. If some or all of the investment teams employed by the Adviser in managing a Strategy were to perform relatively poorly, and/or if the Adviser were to allocate more of the Strategy's portfolio to relatively poorly performing investment teams, the performance of the Strategy would suffer. Investors should not rely on the performance data of the Historical Accounts as an indication of future performance of all or any portion of the Strategies.

The investment performance for the periods presented may not be indicative of future rates of return. The performance was not calculated pursuant to the methodology established by the SEC that will be used to calculate the Strategies' performance. The use of methodology different from that used to calculate performance could result in different performance data.

                              HISTORICAL ACCOUNTS
    For periods ended September 30, 2006, with their Aggregate Assets as of
                              September 30, 2006

                                                 Assets                                    Since   Inception
Investment Teams and Benchmarks               (in millions) 1 Year 3 Year 5 Year 10 Year Inception   Dates
-------------------------------               ------------- ------ ------ ------ ------- --------- ----------
Equity
-------------------------------------------------------------------------------------------------------------
US Large Cap Growth                             $20,882.7    2.73%  9.27%  3.40%  7.97%   14.53%   12/31/1977
  Russell 1000 Growth                                        6.04%  8.36%  4.42%  5.46%
-------------------------------------------------------------------------------------------------------------
US Large Cap Value                              $22,434.4   14.58% 16.05% 11.21%           8.85%    3/31/1999
  Russell 1000 Value                                        14.62% 17.25% 10.73%           6.97%
-------------------------------------------------------------------------------------------------------------
US Small/Mid Cap Value                          $   740.4    8.51% 17.10% 16.18%          14.74%   12/31/2000
  Russell 2500 Value                                        11.13% 18.86% 16.98%          13.46%
-------------------------------------------------------------------------------------------------------------
International Large Cap Growth                  $ 3,656.5   13.64% 18.87% 13.73%  6.91%    7.81%   12/31/1990
  MSCI EAFE Growth                                          16.68% 19.38% 12.38%  4.18%    5.26%
-------------------------------------------------------------------------------------------------------------
International Large Cap Value                   $ 4,273.9   26.61% 26.69% 22.69%          18.01%    3/31/2001
  MSCI EAFE Value                                           21.63% 25.23% 16.12%          11.87%
-------------------------------------------------------------------------------------------------------------
Global Real Estate                              $   878.1   28.04% 29.42%                 29.42%    9/30/2003
  FTSE EPRA/NAREIT Index                                    30.63% 30.49%                 30.49%
-------------------------------------------------------------------------------------------------------------

Fixed Income
US Core Fixed Income                            $   996.3    3.57%  3.45%  4.55%  6.13%    7.09%   12/31/1986
  Lehman Aggregate Bond                                      3.67%  3.38%  4.81%  6.42%    7.38%
-------------------------------------------------------------------------------------------------------------
US High Yield Bond                              $   601.5    6.33%  7.57%  8.68%  5.28%    6.99%   12/31/1986
  Lehman Brothers U.S. High Yield (2% Issuer
   Cap) Index                                                7.24%  8.75% 10.54%  6.57%
-------------------------------------------------------------------------------------------------------------
Intermediate TIPS                               $    12.5    2.07%  3.58%  5.92%           7.01%    3/31/1999
  Lehman 1-10 Yr TIPS                                        2.29%  3.95%  6.23%           7.27%
-------------------------------------------------------------------------------------------------------------
Low Duration Bond                               $ 1,428.5    3.88%  2.30%  3.12%  4.85%    4.87%   12/31/1995
  Merrill Lynch 1-3 Yr Treasury                              3.73%  1.91%  2.79%  4.79%    4.74%
-------------------------------------------------------------------------------------------------------------

* The inception date for the Russell 1000 Growth Index was December 31, 1978; the total returns for the US Large Cap Growth Strategy and that benchmark for that date through 9/30/06 were 14.57% and 11.77%, respectively.
**The inception date for the Lehman Brothers U.S. High Yield (2% Issuer Cap)
  Index was January 1, 1993; the total returns for the US High Yield Bond Composite and that benchmark for that date through 9/30/06 were 7.31% and 7.80%, respectively.

TRANSFER AGENCY AND RETIREMENT PLAN SERVICES
ABIS acts as the transfer agent for each Strategy. ABIS, an indirect wholly-owned subsidiary of the Adviser, registers the transfer, issuance and redemption of Strategy shares and disburses dividends and other distributions to each Strategy's shareholders.

Retirement plans may hold Strategy shares in the name of the plan, rather than the participant. Plan recordkeepers, who may have affiliated financial intermediaries who sell shares of the Strategies, may be paid for each plan participant fund account in amounts up to $19 per account per annum and/or up to 0.25% per annum of the average daily assets held in the plan. To the extent any of these payments for recordkeeping services, transfer agency services or retirement plan accounts are made by a Strategy, they are included in the amount appearing opposite the caption "Other Expenses" found in the Strategy expense tables under "Fees and Expenses of the Strategies." In addition, financial intermediaries may be affiliates of entities that receive compensation from the Adviser or ABI for maintaining retirement plan "platforms" that facilitate trading by affiliated and non-affiliated financial intermediaries and recordkeeping for retirement plans.

Because financial intermediaries and plan recordkeepers may be paid varying amounts per class for sub-transfer agency and related recordkeeping services, the service requirements of which may also vary by class, this may create an additional incentive for financial intermediaries and their financial advisors to favor one fund complex over another or one class of shares over another.

DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

Income dividends and capital gains distributions, if any, declared by a Strategy on its outstanding shares will, at the election of each shareholder, be paid in cash or in additional shares of the same class of shares of that Strategy. If paid in additional shares, the shares will have an aggregate NAV as of the close of business on the declaration date of the dividend or distribution equal to the cash amount of the dividend or distribution. You may make an election to receive dividends and distributions in cash or in shares at the time you purchase shares. Your election can be changed at any time prior to a record date for a dividend. There is no sales or other charge in connection with the reinvestment of dividends or capital gains distributions. Cash dividends may be paid in check, or at your election, electronically via the ACH network.

If you receive an income dividend or capital gains distribution in cash, you may, within 120 days following the date of its payment, reinvest the dividend or distribution in additional shares of that Strategy without charge by returning to the Adviser, with appropriate instructions, the check representing the dividend or distribution. Thereafter, unless you otherwise specify, you will be deemed to have elected to reinvest all subsequent dividends and distributions in shares of that Strategy.

Investments made through a 401(k) plan, 457 plan, employer sponsored 403(b) plan, profit sharing and money purchase plan, defined benefit plan or a nonqualified deferred compensation plan are subject to special United States federal income tax rules. Therefore, the federal income tax consequences described in this section apply only to investments made other than by such plans.

For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long a Strategy or an Underlying Portfolio owned the investments that generated them, rather than how long you have owned your shares. Distributions of net capital gains from the sale of investments that a Strategy or an Underlying Portfolio owned for more than one year and that are properly designated by a Strategy as capital gain dividends will be taxable as long-term capital gains. Distributions of gains from the sale of investments that a Strategy or an Underlying Portfolio owned for one year or less will be taxable as ordinary income. For taxable years beginning on or before December 31, 2010, distributions of investment income designated by a Strategy as derived from "qualified dividend income"--as further defined in the Strategies' SAI--will be taxed in the hands of individuals at the rates applicable to long-term capital gain provided holding period and other requirements are met at both the shareholder and Strategy level.

While it is the intention of each Strategy to distribute to its shareholders substantially all of each fiscal year's net investment income and net realized capital gains, if any, the amount and timing of any dividend or distribution will depend on the realization by the Strategy of income and capital gains from investments. There is no fixed dividend rate and there can be no assurance that a Strategy will pay any dividends or realize any capital gains. The final determination of the amount of a Strategy's return of capital distributions for the period will be made after the end of each taxable year.

An investment by a Strategy or an Underlying Portfolio in foreign securities may be subject to foreign withholding taxes. In that case, the Strategy's yield (either directly or indirectly as a result of such taxes being imposed on the Underlying Portfolio) on those securities would be decreased. None of the Strategies generally expects that shareholders will be able to claim a credit or a deduction with respect to foreign taxes. In addition, a Strategy's or an Underlying Portfolio's investment in foreign securities or foreign currencies may increase or decrease the Strategy's recognition of ordinary income and may affect the timing or amount of the Strategy's distributions.

An Underlying Portfolio's or a Strategy's investment in certain debt obligations may cause the Underlying

Portfolio or the Strategy to recognize taxable income in excess of the cash generated by such obligations. Thus, a Strategy or an Underlying Portfolio could be required to sell other investments in order to satisfy their distribution requirements.

If you buy shares just before a Strategy deducts a distribution from its NAV, you will pay the full price for the shares and then receive a portion of the price back as a taxable distribution.

Any gain resulting from the sale or exchange of your shares will generally also be subject to tax.

Each year shortly after December 31, each Strategy will send its shareholders tax information stating the amount and type of all its distributions for the year. Consult your tax adviser about the federal, state, and local tax consequences in your particular circumstances.

If you are neither a citizen nor resident of the United States, each Strategy will withhold U.S. federal income tax at the rate of 30% on income dividends and other payments that are subject to such withholding. You may be able to arrange for a lower withholding rate under an applicable tax treaty if you supply the appropriate documentation required by the Strategy. Under the American Jobs Creation Act of 2004, for taxable years of each Strategy beginning after December 31, 2004 and before January 1, 2008, a Strategy is not required to withhold with respect to distributions of net short-term capital gains in excess of net long-term capital losses nor with respect to distributions of interest income that would not be subject to U.S. federal income tax if earned directly by a non-resident foreign person. Each Strategy is also required to apply backup withholding on distributions and redemption proceeds otherwise payable to any noncorporate shareholder (including a shareholder who is neither a citizen nor a resident of the United States) who does not furnish to the Strategy certain information and certifications or, in the case of distributions, who is otherwise subject to backup withholding. Backup withholding is not an additional tax. Rather, the federal income tax liability of persons subject to backup withholding will be offset by the amount of tax withheld. If backup withholding results in an overpayment of United States federal income tax, a refund or credit may be obtained from the Internal Revenue Service, provided that required information is furnished. The backup withholding rate is 28% for amounts paid through 2010 and will be 31% for amounts paid after December 31, 2010.

GENERAL INFORMATION
--------------------------------------------------------------------------------

Under unusual circumstances, a Strategy may suspend redemptions or postpone payment for up to seven days or longer, as permitted by federal securities law. Each Strategy reserves the right to close an account that has remained below $500 for 90 days.

During drastic economic or market developments, you might have difficulty in reaching ABIS by telephone, in which event you should issue written instructions to ABIS. ABIS is not responsible for the authenticity of telephone requests to purchase, sell or exchange shares. ABIS will employ reasonable procedures to verify that telephone requests are genuine, and could be liable for losses resulting from unauthorized transactions if it failed to do so. Dealers and agents may charge a commission for handling telephone requests. The telephone service may be suspended or terminated at any time without notice.

Shareholder Services. ABIS offers a variety of shareholder services. For more information about these services or your account, call ABIS's toll-free number, 800-221-5672. Some services are described in the Subscription Application.

Householding. Many shareholders of the AllianceBernstein Mutual Funds have family members living in the same home who also own shares of the same Strategies. In order to reduce the amount of duplicative mail that is sent to homes with more than one Strategy account and to reduce expenses of the Strategies, all AllianceBernstein Mutual Funds will, until notified otherwise, send only one copy of each prospectus, shareholder report and proxy statement to each household address. This process, known as "householding," does not apply to account statements, confirmations, or personal tax information. If you do not wish to participate in householding, or wish to discontinue householding at any time, call ABIS at 800-221-5672. We will resume separate mailings for your account within 30 days of your request.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand each Strategy's financial performance for the past five years (or, if shorter, the period of the Strategy's operations). Certain information reflects financial results for a single share of each Strategy. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Strategy (assuming reinvestment of all dividends and distributions). This information for the most recently completed fiscal year has been audited by KPMG LLP, independent registered public accounting firms for the Strategies, whose report, along with each Strategy's financial statements, are included in each Strategy's annual report, which is available upon request.

                                                                                    Income from Investment Operations
                                                                                 ---------------------------------------
                                                                                              Net Realized
                                                                                                   and      Net Increase
                                                                       Net Asset     Net       Unrealized    (Decrease)
                                                                        Value,    Investment   Gain (Loss)  in Net Asset
                                                                       Beginning    Income    on Investment  Value from
                        Fiscal Year or Period                          of Period (Loss)(a)(b) Transactions   Operations
                        ---------------------                          --------- ------------ ------------- ------------
AllianceBernstein 2000 Retirement Strategy
Class R
Year ended 8/31/06....................................................  $10.00      $0.22         $0.65        $0.87
Class K
Year ended 8/31/06....................................................  $10.00      $0.23         $0.66        $0.89
Class I
Year ended 8/31/06....................................................  $10.00      $0.27         $0.65        $0.92

AllianceBernstein 2005 Retirement Strategy
Class R
Year ended 8/31/06....................................................  $10.00      $0.13         $0.76        $0.89
Class K
Year ended 8/31/06....................................................  $10.00      $0.18         $0.73        $0.91
Class I
Year ended 8/31/06....................................................  $10.00      $0.19         $0.76        $0.95

AllianceBernstein 2010 Retirement Strategy
Class R
Year ended 8/31/06....................................................  $10.00      $0.09         $0.89        $0.98
Class K
Year ended 8/31/06....................................................  $10.00      $0.13         $0.87        $1.00
Class I
Year ended 8/31/06....................................................  $10.00      $0.11         $0.92        $1.03

AllianceBernstein 2015 Retirement Strategy
Class R
Year ended 8/31/06....................................................  $10.00      $0.10         $0.97        $1.07
Class K
Year ended 8/31/06....................................................  $10.00      $0.09         $1.01        $1.10
Class I
Year ended 8/31/06....................................................  $10.00      $0.10         $1.03        $1.13

AllianceBernstein 2020 Retirement Strategy
Class R
Year ended 8/31/06....................................................  $10.00      $0.03         $1.13        $1.16
Class K
Year ended 8/31/06....................................................  $10.00      $0.09         $1.09        $1.18
Class I
Year ended 8/31/06....................................................  $10.00      $0.09         $1.12        $1.21

                                                                               Less Dividends and Distributions
                                                                       -----------------------------------------------

                                                                                                              Total
                                                                       Dividends  Distributions             Investment
                                                                        from Net    From Net    Net Asset  Return Based
                                                                       Investment   Realized    Value, End on Net Asset
                        Fiscal Year or Period                            Income       Gains     of Period    Value(c)
                        ---------------------                          ---------- ------------- ---------- ------------
AllianceBernstein 2000 Retirement Strategy
Class R
Year ended 8/31/06....................................................    -0-          -0-        $10.87       8.70%
Class K
Year ended 8/31/06....................................................    -0-          -0-        $10.89       8.90%
Class I
Year ended 8/31/06....................................................    -0-          -0-        $10.92       9.20%

AllianceBernstein 2005 Retirement Strategy
Class R
Year ended 8/31/06....................................................    -0-          -0-        $10.89       8.90%
Class K
Year ended 8/31/06....................................................    -0-          -0-        $10.91       9.10%
Class I
Year ended 8/31/06....................................................    -0-          -0-        $10.95       9.50%

AllianceBernstein 2010 Retirement Strategy
Class R
Year ended 8/31/06....................................................    -0-          -0-        $10.98       9.80%
Class K
Year ended 8/31/06....................................................    -0-          -0-        $11.00      10.00%
Class I
Year ended 8/31/06....................................................    -0-          -0-        $11.03      10.30%

AllianceBernstein 2015 Retirement Strategy
Class R
Year ended 8/31/06....................................................    -0-          -0-        $11.07      10.70%
Class K
Year ended 8/31/06....................................................    -0-          -0-        $11.10      11.00%
Class I
Year ended 8/31/06....................................................    -0-          -0-        $11.13      11.30%

AllianceBernstein 2020 Retirement Strategy
Class R
Year ended 8/31/06....................................................    -0-          -0-        $11.16      11.60%
Class K
Year ended 8/31/06....................................................    -0-          -0-        $11.18      11.80%
Class I
Year ended 8/31/06....................................................    -0-          -0-        $11.21      12.10%

Please refer to the footnotes on page 37.

                             Ratios/Supplemental Data
---------------------------------------------------------------------------------
                 Ratio to Average Net Assets of:
                ---------------------------

                                                     Ratio of Net
  Net Assets       Expenses,        Expenses,      Investment Income
 End of Period  Net of Waivers/  Before Waivers/   (Loss) to Average   Portfolio
(000's omitted) Reimbursements   Reimbursements       Net Assets     Turnover Rate
--------------- ---------------  ---------------   ----------------- -------------
    $   12           1.25%(d)(e)     180.27%(d)(e)       2.10%(b)         51%
    $   19           1.00%(d)(e)     167.47%(d)(e)       2.27%(b)         51%
    $   11           0.75%(d)(e)     180.50%(d)(e)       2.61%(b)         51%

    $   28           1.23%(d)         34.65%(d)          1.26%(b)         44%
    $  164           0.98%(d)         16.01%(d)          1.80%(b)         44%
    $   12           0.73%(d)         45.07%(d)          1.86%(b)         44%

    $  142           1.33%(d)         11.87%(d)          1.01%(b)          7%
    $1,988           1.08%(d)          7.99%(d)          1.28%(b)          7%
    $  181           0.83%(d)         13.40%(d)          1.21%(b)          7%

    $  410           1.33%(d)          9.30%(d)          0.98%(b)         12%
    $4,342           1.08%(d)          8.55%(d)          0.96%(b)         12%
    $  308           0.83%(d)         11.87%(d)          1.10%(b)         12%

    $  502           1.38%(d)          9.73%(d)          0.28%(b)          5%
    $4,303           1.13%(d)          7.64%(d)          0.96%(b)          5%
    $1,127           0.88%(d)          8.67%(d)          0.98%(b)          5%

                                                                                    Income from Investment Operations
                                                                                 ---------------------------------------
                                                                                              Net Realized
                                                                                                   and      Net Increase
                                                                       Net Asset     Net       Unrealized    (Decrease)
                                                                        Value,    Investment   Gain (Loss)  in Net Asset
                                                                       Beginning    Income    on Investment  Value from
                        Fiscal Year or Period                          of Period (Loss)(a)(b) Transactions   Operations
                        ---------------------                          --------- ------------ ------------- ------------
AllianceBernstein 2025 Retirement Strategy
Class R
Year ended 8/31/06....................................................  $10.00      $ 0.07        $1.34        $1.41
Class K
Year ended 8/31/06....................................................  $10.00      $ 0.10        $1.34        $1.44
Class I
Year ended 8/31/06....................................................  $10.00      $ 0.07        $1.40        $1.47

AllianceBernstein 2030 Retirement Strategy
Class R
Year ended 8/31/06....................................................  $10.00      $(0.01)       $1.25        $1.24
Class K
Year ended 8/31/06....................................................  $10.00      $ 0.04        $1.20        $1.24
Class I
Year ended 8/31/06....................................................  $10.00      $ 0.09        $1.17        $1.26

AllianceBernstein 2035 Retirement Strategy
Class R
Year ended 8/31/06....................................................  $10.00      $(0.02)       $1.28        $1.26
Class K
Year ended 8/31/06....................................................  $10.00      $ 0.03        $1.27        $1.30
Class I
Year ended 8/31/06....................................................  $10.00      $ 0.05        $1.27        $1.32

AllianceBernstein 2040 Retirement Strategy
Class R
Year ended 8/31/06....................................................  $10.00      $ 0.01        $1.36        $1.37
Class K
Year ended 8/31/06....................................................  $10.00      $ 0.05        $1.35        $1.40
Class I
Year ended 8/31/06....................................................  $10.00      $ 0.05        $1.37        $1.42

AllianceBernstein 2045 Retirement Strategy
Class R
Year ended 8/31/06....................................................  $10.00      $ 0.02        $1.38        $1.40
Class K
Year ended 8/31/06....................................................  $10.00      $ 0.04        $1.39        $1.43
Class I
Year ended 8/31/06....................................................  $10.00      $ 0.04        $1.41        $1.45

                                                                               Less Dividends and Distributions
                                                                       -----------------------------------------------

                                                                                                              Total
                                                                       Dividends  Distributions             Investment
                                                                        from Net    From Net    Net Asset  Return Based
                                                                       Investment   Realized    Value, End on Net Asset
                        Fiscal Year or Period                            Income       Gains     of Period    Value(c)
                        ---------------------                          ---------- ------------- ---------- ------------
AllianceBernstein 2025 Retirement Strategy
Class R
Year ended 8/31/06....................................................    -0-          -0-        $11.41      14.10%
Class K
Year ended 8/31/06....................................................    -0-          -0-        $11.44      14.40%
Class I
Year ended 8/31/06....................................................    -0-          -0-        $11.47      14.70%

AllianceBernstein 2030 Retirement Strategy
Class R
Year ended 8/31/06....................................................    -0-          -0-        $11.24      12.40%
Class K
Year ended 8/31/06....................................................    -0-          -0-        $11.24      12.40%
Class I
Year ended 8/31/06....................................................    -0-          -0-        $11.26      12.60%

AllianceBernstein 2035 Retirement Strategy
Class R
Year ended 8/31/06....................................................    -0-          -0-        $11.26      12.60%
Class K
Year ended 8/31/06....................................................    -0-          -0-        $11.30      13.00%
Class I
Year ended 8/31/06....................................................    -0-          -0-        $11.32      13.20%

AllianceBernstein 2040 Retirement Strategy
Class R
Year ended 8/31/06....................................................    -0-          -0-        $11.37      13.70%
Class K
Year ended 8/31/06....................................................    -0-          -0-        $11.40      14.00%
Class I
Year ended 8/31/06....................................................    -0-          -0-        $11.42      14.20%

AllianceBernstein 2045 Retirement Strategy
Class R
Year ended 8/31/06....................................................    -0-          -0-        $11.40      14.00%
Class K
Year ended 8/31/06....................................................    -0-          -0-        $11.43      14.30%
Class I
Year ended 8/31/06....................................................    -0-          -0-        $11.45      14.50%

                             Ratios/Supplemental Data
---------------------------------------------------------------------------------
                 Ratio to Average Net Assets of:
                ---------------------------
                                                     Ratio of Net
  Net Assets       Expenses,        Expenses,      Investment Income
 End of Period  Net of Waivers/  Before Waivers/   (Loss) to Average   Portfolio
(000's omitted) Reimbursements   Reimbursements       Net Assets     Turnover Rate
--------------- ---------------  ---------------   ----------------- -------------
    $  478           1.38%(d)          7.73%(d)           0.69%(b)         6%
    $6,981           1.13%(d)          6.67%(d)           0.96%(b)         6%
    $  639           0.88%(d)          7.62%(d)           0.79%(b)         6%

    $  636           1.39%(d)(e)      13.25%(d)(e)       (0.10)%(b)        7%
    $2,800           1.14%(d)(e)      10.94%(d)(e)        0.43%(b)         7%
    $  755           0.89%(d)(e)      14.42%(d)(e)        0.88%(b)         7%

    $  587           1.40%(d)(e)      17.88%(d)(e)       (0.25)%(b)       10%
    $1,511           1.15%(d)(e)      18.95%(d)(e)        0.28%(b)        10%
    $  539           0.90%(d)(e)      16.65%(d)(e)        0.54%(b)        10%

    $  177           1.41%(d)(e)      36.08%(d)(e)        0.06%(b)        20%
    $  501           1.16%(d)(e)      33.28%(d)(e)        0.53%(b)        20%
    $  272           0.91%(d)(e)      29.45%(d)(e)        0.48%(b)        20%

    $  210           1.43%(d)(e)      45.90%(d)(e)        0.17%(b)        13%
    $  484           1.18%(d)(e)      44.54%(d)(e)        0.43%(b)        13%
    $   97           0.93%(d)(e)      52.64%(d)(e)        0.39%(b)        13%

--------
(a)Based on average shares outstanding.

(b)Net of expenses waived and reimbursed by the Adviser.

(c)Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(d)Expense ratios do not include expenses of the Underlying Portfolios in which the Strategies invest. For the year ended August 31, 2006, the estimated blended expense ratio was 0.07% for each of the Strategies.

(e)Ratios reflect expenses grossed up for expense offset arrangements with the Transfer Agent. For the period shown below, the net expense ratios were as follows:

                      Year Ended August 31, 2006
        ------------------------------------------------------
           2000       2030       2035       2040       2045
        Retirement Retirement Retirement Retirement Retirement
         Strategy   Strategy   Strategy   Strategy   Strategy
        ---------- ---------- ---------- ---------- ----------
Class R   1.23%      1.38%      1.38%      1.38%      1.38%
Class K   0.98%      1.13%      1.13%      1.13%      1.13%
Class I   0.73%      0.88%      0.88%      0.88%      0.88%

(f)Amount is less than $(0.005).

APPENDIX A
--------------------------------------------------------------------------------

Hypothetical Investment and Expense Information

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table about the effect of a Strategy's expenses, including investment advisory fees and other Strategy costs, on a Strategy's returns over a 10-year period. The chart shows the estimated expenses that would be charged on a hypothetical investment of $10,000 in Class A shares of a Strategy assuming a 5% return each year. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for a Strategy, which is the same as stated in the Fee Table above and includes the expenses incurred by the Underlying Portfolios, is reflected in the chart and is net of any fee waiver or expense reimbursement. The chart does not take into account any initial sales charges or CDSC. If you wish to obtain hypothetical investment information for other classes of shares of a Strategy, please refer to the "Mutual Fund Fees & Expenses Calculators" on www.AllianceBernstein.com. Your actual expenses may be higher or lower.

                   AllianceBernstein 2045 Retirement Strategy
--------------------------------------------------------------------------------
                                                     Hypothetical
                        Hypothetical                   Expenses     Hypothetical
           Hypothetical Performance   Investment   (Current Expense    Ending
Year        Investment    Earnings   After Returns  Ratio = 1.25%)   Investment
----       ------------ ------------ ------------- ---------------- ------------
1           $10,000.00   $  500.00    $10,500.00      $  131.25      $10,368.75
2            10,368.75      518.44     10,887.19         136.09       10,751.10
3            10,751.10      537.55     11,288.65         141.11       11,147.54
4            11,147.54      557.38     11,704.92         146.31       11,558.61
5            11,558.61      577.93     12,136.54         151.71       11,984.83
6            11,984.83      599.24     12,584.08         157.30       12,426.77
7            12,426.77      621.34     13,048.11         163.10       12,885.01
8            12,885.01      644.25     13,529.26         169.12       13,360.15
9            13,360.15      668.01     14,028.15         175.35       13,852.80
10           13,852.80      692.64     14,545.44         181.82       14,363.62
--------------------------------------------------------------------------------
Cumulative               $5,916.78                    $1,553.15

                   AllianceBernstein 2040 Retirement Strategy
--------------------------------------------------------------------------------
                                                     Hypothetical
                        Hypothetical                   Expenses     Hypothetical
           Hypothetical Performance   Investment   (Current Expense    Ending
Year        Investment    Earnings   After Returns  Ratio = 1.25%)   Investment
----       ------------ ------------ ------------- ---------------- ------------
1           $10,000.00   $  500.00    $10,500.00      $  131.25      $10,368.75
2            10,368.75      518.44     10,887.19         136.09       10,751.10
3            10,751.10      537.55     11,288.65         141.11       11,147.54
4            11,147.54      557.38     11,704.92         146.31       11,558.61
5            11,558.61      577.93     12,136.54         151.71       11,984.83
6            11,984.83      599.24     12,584.08         157.30       12,426.77
7            12,426.77      621.34     13,048.11         163.10       12,885.01
8            12,885.01      644.25     13,529.26         169.12       13,360.15
9            13,360.15      668.01     14,028.15         175.35       13,852.80
10           13,852.80      692.64     14,545.44         181.82       14,363.62
--------------------------------------------------------------------------------
Cumulative               $5,916.78                    $1,553.15

                   AllianceBernstein 2035 Retirement Strategy
   --------------------------------------------------------------------------
                                                  Hypothetical
                     Hypothetical                   Expenses     Hypothetical
        Hypothetical Performance   Investment   (Current Expense    Ending
   Year  Investment    Earnings   After Returns  Ratio = 1.25%)   Investment
   ---- ------------ ------------ ------------- ---------------- ------------
    1    $10,000.00   $  500.00    $10,500.00      $  131.25      $10,368.75
    2     10,368.75      518.44     10,887.19         136.09       10,751.10
    3     10,751.10      537.55     11,288.65         141.11       11,147.54
    4     11,147.54      557.38     11,704.92         146.31       11,558.61
    5     11,558.61      577.93     12,136.54         151.71       11,984.83
    6     11,984.83      599.24     12,584.08         157.30       12,426.77
    7     12,426.77      621.34     13,048.11         163.10       12,885.01
    8     12,885.01      644.25     13,529.26         169.12       13,360.15
    9     13,360.15      668.01     14,028.15         175.35       13,852.80
    10    13,852.80      692.64     14,545.44         181.82       14,363.62
   --------------------------------------------------------------------------
   Cumulative         $5,916.78                    $1,553.15

                   AllianceBernstein 2030 Retirement Strategy
   --------------------------------------------------------------------------
                                                  Hypothetical
                     Hypothetical                   Expenses     Hypothetical
        Hypothetical Performance   Investment   (Current Expense    Ending
   Year  Investment    Earnings   After Returns  Ratio = 1.25%)   Investment
   ---- ------------ ------------ ------------- ---------------- ------------
    1    $10,000.00   $  500.00    $10,500.00      $  131.25      $10,368.75
    2     10,368.75      518.44     10,887.19         136.09       10,751.10
    3     10,751.10      537.55     11,288.65         141.11       11,147.54
    4     11,147.54      557.38     11,704.92         146.31       11,558.61
    5     11,558.61      577.93     12,136.54         151.71       11,984.83
    6     11,984.83      599.24     12,584.08         157.30       12,426.77
    7     12,426.77      621.34     13,048.11         163.10       12,885.01
    8     12,885.01      644.25     13,529.26         169.12       13,360.15
    9     13,360.15      668.01     14,028.15         175.35       13,852.80
    10    13,852.80      692.64     14,545.44         181.82       14,363.62
   --------------------------------------------------------------------------
   Cumulative         $5,916.78                    $1,553.15

                   AllianceBernstein 2025 Retirement Strategy
   --------------------------------------------------------------------------
                                                  Hypothetical
                     Hypothetical                   Expenses     Hypothetical
        Hypothetical Performance   Investment   (Current Expense    Ending
   Year  Investment    Earnings   After Returns  Ratio = 1.25%)   Investment
   ---- ------------ ------------ ------------- ---------------- ------------
    1    $10,000.00   $  500.00    $10,500.00      $  131.25      $10,368.75
    2     10,368.75      518.44     10,887.19         136.09       10,751.10
    3     10,751.10      537.55     11,288.65         141.11       11,147.54
    4     11,147.54      557.38     11,704.92         146.31       11,558.61
    5     11,558.61      577.93     12,136.54         151.71       11,984.83
    6     11,984.83      599.24     12,584.08         157.30       12,426.77
    7     12,426.77      621.34     13,048.11         163.10       12,885.01
    8     12,885.01      644.25     13,529.26         169.12       13,360.15
    9     13,360.15      668.01     14,028.15         175.35       13,852.80
    10    13,852.80      692.64     14,545.44         181.82       14,363.62
   --------------------------------------------------------------------------
   Cumulative         $5,916.78                    $1,553.15

                  AllianceBernstein 2020 Retirement Strategy
-------------------------------------------------------------------------------
                  Hypothetical               Hypothetical Expenses Hypothetical
     Hypothetical Performance   Investment     (Current Expense       Ending
Year  Investment    Earnings   After Returns    Ratio = 1.25%)      Investment
---- ------------ ------------ ------------- --------------------- ------------
 1    $10,000.00   $  500.00    $10,500.00         $  131.25        $10,368.75
 2     10,368.75      518.44     10,887.19            136.09         10,751.10
 3     10,751.10      537.55     11,288.65            141.11         11,147.54
 4     11,147.54      557.38     11,704.92            146.31         11,558.61
 5     11,558.61      577.93     12,136.54            151.71         11,984.83
 6     11,984.83      599.24     12,584.08            157.30         12,426.77
 7     12,426.77      621.34     13,048.11            163.10         12,885.01
 8     12,885.01      644.25     13,529.26            169.12         13,360.15
 9     13,360.15      668.01     14,028.15            175.35         13,852.80
 10    13,852.80      692.64     14,545.44            181.82         14,363.62
-------------------------------------------------------------------------------
Cumulative         $5,916.78                       $1,553.15

                   AllianceBernstein 2015 Retirement Strategy
   --------------------------------------------------------------------------
                                                  Hypothetical
                     Hypothetical                   Expenses     Hypothetical
        Hypothetical Performance   Investment   (Current Expense    Ending
   Year  Investment    Earnings   After Returns  Ratio = 1.20%)   Investment
   ---- ------------ ------------ ------------- ---------------- ------------
    1    $10,000.00   $  500.00    $10,500.00      $  126.00      $10,374.00
    2     10,374.00      518.70     10,892.70         130.71       10,761.99
    3     10,761.99      538.10     11,300.09         135.60       11,164.49
    4     11,164.49      558.22     11,722.71         140.67       11,582.04
    5     11,582.04      579.10     12,161.14         145.93       12,015.21
    6     12,015.21      600.76     12,615.97         151.39       12,464.57
    7     12,464.57      623.23     13,087.80         157.05       12,930.75
    8     12,930.75      646.54     13,577.29         162.93       13,414.36
    9     13,414.36      670.72     14,085.08         169.02       13,916.06
    10    13,916.06      695.80     14,611.86         175.34       14,436.52
   --------------------------------------------------------------------------
   Cumulative         $5,931.17                    $1,494.66

                  AllianceBernstein 2010 Retirement Strategy
-------------------------------------------------------------------------------
                  Hypothetical               Hypothetical Expenses Hypothetical
     Hypothetical Performance   Investment     (Current Expense       Ending
Year  Investment    Earnings   After Returns    Ratio = 1.20%)      Investment
---- ------------ ------------ ------------- --------------------- ------------
 1    $10,000.00   $  500.00    $10,500.00         $  126.00        $10,374.00
 2     10,374.00      518.70     10,892.70            130.71         10,761.99
 3     10,761.99      538.10     11,300.09            135.60         11,164.49
 4     11,164.49      558.22     11,722.71            140.67         11,582.04
 5     11,582.04      579.10     12,161.14            145.93         12,015.21
 6     12,015.21      600.76     12,615.97            151.39         12,464.57
 7     12,464.57      623.23     13,087.80            157.05         12,930.75
 8     12,930.75      646.54     13,577.29            162.93         13,414.36
 9     13,414.36      670.72     14,085.08            169.02         13,916.06
 10    13,916.06      695.80     14,611.86            175.34         14,436.52
-------------------------------------------------------------------------------
Cumulative         $5,931.17                       $1,494.66

                  AllianceBernstein 2005 Retirement Strategy
-------------------------------------------------------------------------------
                  Hypothetical               Hypothetical Expenses Hypothetical
     Hypothetical Performance   Investment     (Current Expense       Ending
Year  Investment    Earnings   After Returns    Ratio = 1.10%)      Investment
---- ------------ ------------ ------------- --------------------- ------------
 1    $10,000.00   $  500.00    $10,500.00         $  115.50        $10,384.50
 2     10,384.50      519.23     10,903.73            119.94         10,783.78
 3     10,783.78      539.19     11,322.97            124.55         11,198.42
 4     11,198.42      559.92     11,758.34            129.34         11,629.00
 5     11,629.00      581.45     12,210.45            134.31         12,076.13
 6     12,076.13      603.81     12,679.94            139.48         12,540.46
 7     12,540.46      627.02     13,167.49            144.84         13,022.64
 8     13,022.64      651.13     13,673.78            150.41         13,523.36
 9     13,523.36      676.17     14,199.53            156.19         14,043.34
 10    14,043.34      702.17     14,745.50            162.20         14,583.30
-------------------------------------------------------------------------------
Cumulative         $5,960.08                       $1,376.78

                     AllianceBernstein 2000 Retirement Strategy
-------------------------------------------------------------------------------------
                        Hypothetical               Hypothetical Expenses Hypothetical
           Hypothetical Performance   Investment     (Current Expense       Ending
Year        Investment    Earnings   After Returns    Ratio = 1.10%)      Investment
----       ------------ ------------ ------------- --------------------- ------------
1           $10,000.00   $  500.00    $10,500.00         $  115.50        $10,384.50
2            10,384.50      519.23     10,903.73            119.94         10,783.78
3            10,783.78      539.19     11,322.97            124.55         11,198.42
4            11,198.42      559.92     11,758.34            129.34         11,629.00
5            11,629.00      581.45     12,210.45            134.31         12,076.13
6            12,076.13      603.81     12,679.94            139.48         12,540.46
7            12,540.46      627.02     13,167.49            144.84         13,022.64
8            13,022.64      651.13     13,673.78            150.41         13,523.36
9            13,523.36      676.17     14,199.53            156.19         14,043.34
10           14,043.34      702.17     14,745.50            162.20         14,583.30
-------------------------------------------------------------------------------------
Cumulative               $5,960.08                       $1,376.78

For more information about the Strategies, the following documents are available upon request:

..  Annual/Semi-Annual Reports to Shareholders
Each Strategy's annual and semi-annual reports to shareholders contain additional information on the Strategy's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected a Strategy's performance during its last fiscal year.

..  Statement of Additional Information (SAI)
The Strategies have an SAI, which contains more detailed information about the Strategies, including their operations and investment policies. The Strategies' SAI and the independent registered public accounting firm's report and financial statements in the Strategies' most recent annual report to shareholders are incorporated by reference into (and are legally part of) this Prospectus.

You may request a free copy of the current annual/semi-annual report or SAI, or make inquiries concerning the Strategies, by contacting your broker or other financial intermediary, or by contacting the Adviser:

By Mail:  c/o AllianceBernstein Investor Services
          P.O. Box 786003
          San Antonio, TX 78278-6003

By Phone: For Information: (800) 221-5672
          For Literature: (800) 227-4618

Or you may view or obtain these documents from the Commission:

.. Call the Commission at 1-202-551-8090 for information on the operation of the Public Reference Room.

..  Reports and other information about each Strategy are available on the EDGAR
   Database on the Commission's Internet site at http://www.sec.gov.

.. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, DC 20549-0102.

On the Internet: www.sec.gov

You also may find these documents and more information about the Adviser and the Strategies on the Internet at: www.AllianceBernstein.com.

AllianceBernstein(R) and the AB Logo are registered trademarks and service marks used by permission of the owner, AllianceBernstein L.P.


SEC File No.: 811-21081

  Privacy Notice

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  AllianceBernstein Investments, Inc. (collectively, "AllianceBernstein" or
  "we") understand the importance of maintaining the confidentiality of our clients' nonpublic personal information. Nonpublic personal information is personally identifiable financial information about our clients who are natural persons. To provide financial products and services to our clients, we may collect information about clients from the sources, including:
  (1) account documentation, including applications or other forms, which may
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  It is our policy not to disclose nonpublic personal information about our
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  disclose nonpublic personal information that we collect about our clients (or
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  information and maintaining physical, electronic and procedural safeguards,
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                                                             PRO-RTMT-0107-1206